As Filed with the Securities and Exchange Commission on January 29, 1996


                                          Registration Nos. 33-6790 and 811-4719
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                ----------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/
                        Pre-Effective Amendment No. ___                     / /

                        Post-Effective Amendment No. 13                     /X/

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                           /X/

                               Amendment No. 13                             /X/

                        (Check appropriate box or boxes)

                                ----------------

                               THE WESTWOOD FUNDS
               (Exact Name of Registrant as Specified in Charter)
                              One Corporate Center
                               Rye, New York 10580
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) [WEST-909]

                                 Susan M. Byrne
                                885 Third Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                   copies to:


 Steven R. Howard, Esq.                                  Bruce N. Alpert
   Baker & McKenzie                                     Teton Advisers LLC
   805 Third Avenue                                    One Corporate Center
New York, New York 10022                                Rye, New York 10580

                                ----------------

     It is proposed that this filing will be effective (check appropriate box)
         /X/  immediately upon filing pursuant to paragraph (b) of Rule 485
         / /  on (date) pursuant to paragraph (b) of Rule 485
         / /  60 days after filing pursuant to paragraph (a) of Rule 485
         / /  on (date) pursuant to paragraph (a) of Rule 485

     Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1995 was filed on November 29, 1995.


================================================================================

                               THE WESTWOOD FUNDS

                                  RETAIL CLASS
                              CROSS-REFERENCE SHEET
                           (as required by Rule 495(a)
                        under the Securities Act of 1933)

N1A
Item No.                                                               Location
--------                                                               --------
Part A                                                                 Prospectus Caption
   Item 1.       Cover Page ........................................   Cover Page
   Item 2.       Synopsis ..........................................   Fee Table
   Item 3.       Condensed Financial Information ...................   Condensed Financial Information
   Item 4.       General Description of Registrant .................   Cover Page; Description of the Funds;
                                                                       General Information
   Item 5.       Management of the Fund ............................   Management of the Funds
   Item 5(a)     Management's Discussion of Performance ............   Not Applicable
   Item 6.       Capital Stock and Other Securities ................   Cover Page; How to Buy Fund Shares;
                                                                       Dividends, Distributions and Taxes;
                                                                       General Information
   Item 7.       Purchase of Securities Being Offered ..............   How to Buy Fund Shares
   Item 8.       Redemption or Repurchase ..........................   How to Redeem Fund Shares
   Item 9.       Legal Proceedings .................................   Not Applicable

                               The Westwood Funds
                               ==================


RETAIL CLASS PROSPECTUS - January 30, 1996


     The Westwood Funds (the "Trust") is an open-end, diversified, management investment company, known as a mutual fund, which currently consists of four separate investment portfolios that offer two separate classes of shares. The portfolios are referred to as the Westwood Equity Fund, the Westwood
Intermediate Bond Fund, the Westwood Balanced Fund and the Westwood Cash Management Fund (which is a money market fund portfolio) (collectively, the "Funds"). The Funds offer two classes of shares. This Prospectus provides information about "Retail Class" shares (formerly known as "Institutional" shares). Retail Class shares are offered exclusively to investors who have not purchased their shares through an entity that has signed a Dealer Agreement with Gabelli & Company, Inc. (the "Distributor"), with the exception of certain dealer-sold retirement plan programs. Each Fund has a separate investment objective, as set forth below. There is no assurance that any of these investment objectives will be achieved.

     WESTWOOD EQUITY FUND (the "Equity Fund") seeks as its primary goal to provide investors with capital appreciation; income is a secondary, but nonetheless an important goal. The net asset value per share of the Equity Fund will fluctuate.

     WESTWOOD INTERMEDIATE BOND FUND (the "Intermediate Bond Fund") seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity. The net asset value per share of the Intermediate Bond Fund will fluctuate.

     WESTWOOD BALANCED FUND (the "Balanced Fund") seeks to realize both capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach. The net asset value per share of the Balanced Fund will fluctuate.

     Westwood Cash Management Fund (the "Cash Management Fund") seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The average weighted portfolio maturity of the Cash Management Fund will not exceed 90 days and the Fund will attempt to maintain a constant net asset value of $1.00 per share. Currently, The Cash Management Fund has not commenced operations.

     AN INVESTMENT IN THE CASH MANAGEMENT FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     This Prospectus sets forth concisely information about the Funds that an investor should know before investing. It should be read and retained for future reference.


     Part B (also known as the Statement of Additional Information), dated January 30, 1996, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the Westwood Funds at One Corporate Center, Rye, New York 10580-1434 or call 1-(800)WESTWOOD (1-800-937-8966). Purchase orders and redemption requests may be directed to the Westwood Funds at P.O. Box 8308, Boston, Massachusetts 02266-8909.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Teton Advisers LLC (the "Adviser"), a limited liability company formed by Gabelli Funds, Inc. ("Gabelli") and Westwood Management Corp. ("Westwood"), is adviser to the Funds pursuant to an investment advisory agreement with the Trust (the "Investment Advisory Agreement"). The Adviser has entered into a sub-advisory agreement with Westwood and the Trust whereby Westwood (the "Sub-Adviser") serves as sub-adviser to the Funds (the "Sub-Advisory Agreement"). Prior to serving as Sub-Adviser, Westwood acted as adviser to the Funds from their inception through October 6, 1994. The Adviser oversees the administration of each Fund's business and affairs and in this connection is responsible for maintaining certain of the Funds' books and records and providing other administrative services. (See "Management of the Funds.")


                            Fee Table - Retail Class


     Each Fund is authorized to issue two separate classes of shares. Service Class shares will be offered exclusively to investors who have purchased their shares through an entity that has signed a Dealer Agreement with the Distributor. Retail Class shares will be offered to all other investors, including certain retirement plans offered through broker-dealers. Retail Class shares and Service Class shares are identical in all respects, except that Service Class shares bear a sales load and higher expenses incurred in the distribution and marketing of such shares ("12b-1 Fees"). Retail Class shares bear no sales load and lower 12b-1 Fees. The table below sets forth certain information regarding annual operating expenses incurred by the Retail Class for the fiscal year ended September 30, 1995 including the amounts of these fees.

                                                                                                   Cash
                                                      Equity      Intermediate    Balanced      Management
                                                       Fund        Bond Fund       Fund            Fund+
                                                       ----        ---------       ----            -----

Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases ............   None           None          None           None
Annual Fund Operating Expenses:
  Management Fees (after waivers)* .................   0.31%          0.00%         0.16%          0.30%
  12b-1 Fees .......................................   0.25%          0.25%         0.25%          0.25%
  Other Expenses ...................................   0.94%          0.75%         0.84%          0.25%
Total Fund Operating Expenses (after waivers and
   expense reimbursements)** .......................   1.50%          1.00%         1.25%          0.80%

-------
 * Management Fees (before waivers) would be 1.00%, .60% and .75% for the Equity Fund, Intermediate Bond Fund and Balanced Fund respectively.
** Management fees, have been being waived/reimbursed for the Equity Fund, Intermediate Fund and Balanced Fund. Prior to any waivers and expense reimbursements, total fund operating expenses for the Equity Fund, the Intermediate Bond Fund and the Balanced Fund for Retail Shares would have been 2.16%, 2.18% and 1.85%, respectively.
 + Since the Cash Management Fund has not commenced operations, annual expenses are based on estimates.


Example:

     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                1 Year       3 Years      5 Years       10 Years
                                ------       -------      -------       --------
Equity Fund ..................   $ 18         $ 55         $ 95          $206
Intermediate Bond Fund .......   $ 11         $ 35         $ 61          $134
Balanced Fund ................   $ 15         $ 47         $ 82          $179
Cash Management Fund .........   $  8         $ 26         $ 44          $ 99


     The amounts listed in the example should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. (See "Management of the Funds".) The information set forth above with respect to the Cash Management Fund is based on estimated projections. The information with respect to the other Funds is based on actual expenses incurred for the fiscal year ended September 30, 1995.

     Management's Discussion and Analysis of the Funds' performance during the fiscal year ended September 30, 1995 is included in the Funds' Annual Report to Shareholders dated September 30, 1995. The Funds' Annual Report to Shareholders may be obtained upon request and without charge by writing or calling the Fund at the address or telephone number listed on the Prospectus cover.


                              Financial Highlights


     The following information for each of the five years for the period ended September 30, 1995 have been audited by Price Waterhouse LLP, the Funds' independent accountants, whose report on the Financial Statements which incorporate such information appears in the Statement of Additional Information. All such information should be read in conjunction with the related financial statements and notes thereto, which are included in the Statement of Additional Information, and are available upon request.


                                           For a share outstanding throughout each period+

                                                                      Equity Fund-Retail Class(a)
                                                                      ---------------------------
                                                                        Year Ended September 30
                                                                        -----------------------

                                      1995      1994      1993        1992       1991       1990       1989       1988      1987*
                                      ----      ----      ----        ----       ----       ----       ----       ----      -----

Operating  Performance:
Net Asset Value, Beginning
  of Period                        $  5.50    $ 9.91    $14.19    $  14.23   $  12.62   $  15.11   $  12.02   $  15.12   $  11.50
                                   -------    ------    ------    --------   --------   --------   --------   --------   --------
Net investment income                 0.04      0.10      0.05        0.27       0.46       0.53       0.61       0.42       0.13
Net realized and unrealized gain
  (loss) on investments               1.31      0.64      2.12        0.34       1.92      (2.04)      2.89      (2.15)      3.49
                                   -------    ------    ------    --------   --------   --------   --------   --------   --------
Total from Investment
  Operations                          1.35      0.74      2.17        0.61       2.38      (1.51)      3.50      (1.73)      3.62
                                   -------    ------    ------    --------   --------   --------   --------   --------   --------
Less Distributions:
Dividends from net investment
  income                             (0.06)    (0.07)    (0.55)      (0.51)     (0.61)     (0.56)     (0.41)     (0.30)     --
Distributions from net realized
  capital gains                      (0.20)    (5.08)    (5.90)      (0.14)     (0.16)     (0.42)     --         (1.07)     --
                                   -------    ------    ------    --------   --------   --------   --------   --------   --------
Total Distributions                  (0.26)    (5.15)    (6.45)      (0.65)     (0.77)     (0.98)     (0.41)     (1.37)     --
                                   -------    ------    ------    --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period     $  6.59    $ 5.50    $ 9.91    $  14.19   $  14.23   $  12.62   $  15.11   $  12.02   $  15.12
                                   =======    ======    ======    ========   ========   ========   ========   ========   ========
Total Return                         25.85%     9.14%    20.16%       4.16%     19.61%     10.59%     30.08%     10.40%     31.47%
                                   -------    ------    ------    --------   --------   --------   --------   --------   --------
Net Assets End of Period
  (in thousands)                   $14,903    $8,637    $5,172    $13,161    $52,884    $51,754    $57,763    $46,245    $42,835
Ratios to average net assets of:
Net investment income                 0.77%     1.63%     0.40%      1.85%      3.06%      3.74%      4.57%      4.24%      1.38%**
Expenses net of waivers++/
  reimbursements                      1.61%     0.71%     1.95%      1.40%      1.29%      1.26%      1.27%      1.48%      1.29%**
Expenses before waivers++/
  reimbursements                      2.29%     1.94%     2.32%      1.54%      1.29%      1.26%      1.27%      1.62%      1.34%**
Portfolio Turnover Rate                107%      137%      102%        75%       143%       127%       151%       198%       221%**

--------
 +   Per share  based on the  average  number of shares  outstanding  during the period.
++ Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% and 1.72% for Equity Retail and Service Class, respectively, net of waivers and 2.16% and 2.38% for Equity Retail and Service Class before waivers, respectively.
 *   January 2, 1987 commencement of operations.
**   Not annualized.
(a)  Formerly named "Institutional Class."

                              Financial Highlights

                 For a share outstanding throughout each period+


                                                                                Intermediate Bond Fund - Retail Class(a)

                                                                 Year Ended        Year Ended        Year Ended         Year Ended
                                                                September 30,     September 30,     September 30,      September 30,
                                                                    1995              1994              1993               1992*
                                                                -------------     -------------     -------------      -------------
Operating Performance:
Net Asset Value, Beginning of Period                             $    9.48         $   10.73         $   10.65         $   10.00
                                                                 ---------         ---------         ---------         ---------
Income from Investment Operations:
  Net investment income                                               0.52              0.48              0.39              0.51
  Net realized and unrealized gain on
    investments                                                       0.50             (1.04)             0.62              0.65
                                                                 ---------         ---------         ---------         ---------
  Total from Investment Operations                                    1.02             (0.56)             1.01              1.16
                                                                 ---------         ---------         ---------         ---------
Less Distributions:
  Dividends from net investment income                               (0.52)            (0.48)            (0.39)            (0.51)
  Distributions from net realized capital gain                          --             (0.21)            (0.54)               --
                                                                 ---------         ---------         ---------         ---------
  Total Distributions                                                (0.52)            (0.69)            (0.93)            (0.51)
                                                                 ---------         ---------         ---------         ---------
Net Asset Value, End of Period                                   $    9.98         $    9.48         $   10.73         $   10.65
                                                                 =========         =========         =========         =========
Total Return                                                         11.13%            (5.46%)           10.24%            11.87%
                                                                 ---------         ---------         ---------         ---------
Net Assets End of Period (in thousands)                          $   4,729         $   7,339         $   2,849         $   3,153
Ratios to Average Net Assets of:
  Net investment income                                               5.38%             4.86%             3.74%             5.25%
  Expenses net of waivers/reimbursements                              1.17%             0.92%             2.40%             1.94%
  Expenses before waivers/reimbursements                              2.47%             1.75%             3.46%             3.40%
Portfolio Turnover Rate                                                165%              203%              222%              198%


                                                                                     Balanced Fund -- Retail Class(a)

                                                                 Year Ended        Year Ended        Year Ended         Year Ended
                                                                September 30,     September 30,     September 30,      September 30,
                                                                    1995              1994              1993               1992*
                                                                -------------     -------------     -------------      -------------
Operating Performance:
Net Asset Value, Beginning of Period                             $    7.12         $   10.89         $   10.45         $   10.00
                                                                 ---------         ---------         ---------         ---------
Income from Investment Operations:
  Net investment income                                               0.19              0.12              0.20              0.31
  Net realized and unrealized gain on
    investments                                                       1.35              0.42              1.44              0.49
                                                                 ---------         ---------         ---------         ---------
  Total from Investment Operations                                    1.54              0.54              1.64              0.80
                                                                 ---------         ---------         ---------         ---------
Less Distributions:
  Dividends from net investment income                               (0.19)            (0.13)            (0.24)            (0.31)
  Distributions from net realized capital gain                          --             (4.18)            (0.96)            (0.04)
                                                                 ---------         ---------         ---------         ---------
  Total Distributions                                                (0.19)            (4.31)            (1.20)            (0.35)
Net Asset Value, End of Period                                   $    8.47         $    7.12         $   10.89         $   10.45
                                                                 =========         =========         =========         =========
Total Return                                                         21.98%             5.30%            17.60%             7.32%
                                                                 ---------         ---------         ---------         ---------
Net Assets End of Period (in thousands)                          $   6,912         $   3,081         $   1,583         $   3,716
Ratios to Average Net Assets of:
  Net investment income                                               2.47%             1.55%             1.90%             3.13%
  Expenses net of waivers/reimbursements++                            1.35%             1.68%             1.82%             1.44%
  Expenses before waivers/reimbursements++                            1.86%             2.36%             2.97%             2.38%
Portfolio Turnover Rate                                                133%              168%              192%              178%

--------
 + Per share based on the average number of shares outstanding during the period.
++ Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be for the Intermediate Bond Fund: 1.00% and 1.41% net of waivers for the Retail and Service Class, respectively, and 2.18% and 4.23% before waivers for the Retail and Service Class, respectively. For the Balanced Fund: expenses net of waivers would be 1.25% and 1.50% for the Retail and Service Class, respectively, and 1.85% and 2.11% before waivers for the Retail and Service Class, respectively.
 *   Commencement of operations October 1, 1991.
(a)  Formerly named "Institutional Class."

                            Description of the Funds

Investment Objectives

     Each Fund's investment objectives, as previously set forth on the cover page of this Prospectus, are fundamental policies which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of each Fund's outstanding voting shares. There can be no assurance that a Fund's investment objectives will be achieved.

Management Policies

     Equity Fund - The Equity Fund attempts to achieve its goals by investing primarily (i.e., in normal circumstances), at least 65% of its total assets in common stocks, some of which may pay dividends, or securities convertible into common stocks (see "Convertible Securities" below for a complete description). The Equity Fund invests in securities issued by seasoned companies (generally with market capitalizations in excess of $500,000,000 and continuous operating histories of at least three years) believed to have proven records and above-average historical earnings growth when compared to published indexes, such as those published by the Department of Commerce, and in smaller companies (generally with market capitalizations greater than $100,000,000 but less than $500,000,000) believed to have outstanding potential for capital appreciation, in both cases in industries which the Adviser has identified as appropriate in light of the then current status of the economic and business cycles. These securities may have above-average price/earnings ratios or less than average current yields, when compared to published indexes, such as the Standard & Poor's 500 Composite Stock Price Index. Price/earnings ratio is a comparison of a security's market price to its earnings per share, usually expressed as a simple numeral, and current yield expresses the income on an amount invested. The Equity Fund also may invest, in normal circumstances, up to 35% of its total assets in U.S. dollar- and foreign currency-denominated debt securities of domestic and foreign issuers, which are rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's") (except with respect to investments in commercial paper which will consist only of direct obligations that at the time of purchase are rated in the highest rating category by Moody's or S&P) or, if unrated, are determined to be of comparable quality by the Adviser, or in index options when it believes they hold less risk or greater potential for capital appreciation than equity securities. Such investments are made without regard to the remaining maturities of such securities. The Equity Fund may invest up to 10% of its total assets in debt securities (other than commercial paper) that are rated or, if unrated, determined to be below investment grade. (Investment grade debt securities are those which are rated at least "BBB" by S&P or "Baa" by Moody's). These investments generally carry a high degree of risk and are sometimes referred to as "high yield, high risk" securities by the investment community (see "Lower Rated Securities" below for more complete information).

     Debt securities rated "BBB" by S&P or "Baa" by Moody's are considered medium grade obligations. Securities rated "Baa" by Moody's lack outstanding investment characteristics and in fact have speculative characteristics as well, while those rated "BBB" by S&P are regarded as having an adequate capacity to pay principal and interest. Securities rated in these categories are generally more sensitive to economic changes than higher rated securities. See the "Appendix" in the Statement of Additional Information for more details on the ratings of Moody's and S&P.

     The Equity Fund may invest in U.S. Government securities, certificates of deposit, bankers' acceptances and other short-term debt instruments or high quality corporate bonds, and repurchase agreements in respect of the foregoing.

     Common stocks, debt securities in periods of declining interest rates, and index options provide opportunities for capital growth. Dividend paying common stocks, covered call options written by the Equity Fund and debt securities are expected to provide income for the Equity Fund. The securities purchasable for temporary defensive purposes provide income, but little opportunity for capital growth.

     The majority of the Equity Fund's investments are in securities listed on the New York Stock Exchange or other national securities exchanges. The Equity

Fund also may invest in unlisted securities; but these generally will be securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. Generally, these securities are issued by smaller companies than those whose securities are listed on national securities exchanges. The market prices of equity securities of smaller companies may tend to be more volatile than the market prices of equity securities generally.

     The Equity Fund may invest up to 25% of its total assets in the securities of foreign issuers, either directly, or in the form of American Depository Receipts ("ADRs") or other similar arrangements, such as European Depository Receipts ("EDRs"). ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in United States securities markets. EDRs are similar to ADRs and are issued and traded in Europe.

     It is a fundamental policy of the Equity Fund that it may invest (together with all other securities which are not readily marketable - see "Certain Fundamental Policies" below and "Investment Restrictions" in the Statement of Additional Information) up to 10% of the value of its net assets in securities that have not been registered under the Securities Act of 1933, as amended, and therefore are subject to restrictions on resale, provided such investments are consistent with the Equity Fund's goals. When purchasing unregistered securities, the Equity Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Equity Fund's decision to publicly offer any such security and the registration of the security permitting such offer. During any such period, the price of the securities will be subject to market fluctuations.

     The Equity Fund may invest up to 2% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time.

     The Equity Fund also may invest in securities of closed-end investment companies subject to the provisions of the Investment Company Act of 1940. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such companies. See "Investment Objectives and Management Policies - Closed-End Investment Company Securities" in the Statement of Additional Information.

     Intermediate Bond Fund - The Intermediate Bond Fund will pursue its objective by investing, in normal circumstances, at least 65% of its total assets in bonds of various types and with various maturities. Although it will not be a fundamental policy of the Intermediate Bond Fund and there will be no restrictions as to the maximum or minimum maturity of any individual security in which the Fund may invest, the Intermediate Bond Fund will normally have a dollar weighted average portfolio maturity of three to ten years. (See the discussion below under "Description of Securities and Other Investment Practices" for special information regarding the maturities of certain of the Intermediate Bond Fund's permissible investments.)

     To achieve its investment objective, the Intermediate Bond Fund invests primarily in a diversified portfolio of investment grade, U.S. dollar or foreign currency denominated bonds of domestic and foreign issuers. The Fund's portfolio consists of bonds issued by both corporate and government entities. In pursuing its investment objective, the Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and other collateralized securities that are backed by a pool of assets, such as loans or receivables which generate cash flow to cover the payments due on the collateralized securities, as well as zero coupon and payment in kind securities. The Intermediate Bond Fund's portfolio, consisting primarily of investment grade debt securities, will include bonds rated "BBB" or better by S&P or "Baa" or better by Moody's, commercial paper rated "A-2" or better by S&P or "P-2" or better by Moody's, mortgage and asset-backed securities rated "AA" or better by S&P or "Aa" or better by Moody's and other investment grade-rated debt securities or those which are unrated but determined to be of comparable quality by the Adviser. The Intermediate Bond Fund does not intend to invest in preferred stock or other equity securities (except convertible debt securities) and does not expect to invest more than 25% of its assets in securities of foreign issuers.

     Although the lowest rated investment grade securities and those which are unrated in the Intermediate Bond Fund's portfolio may produce a higher return, they are subject to a greater degree of market fluctuation and credit risks than the high quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well. The Intermediate Bond Fund may also invest up to 10% of its total assets in debt securities that are rated or, if unrated, determined to be below investment grade. These investments generally carry a high degree of risk and are sometimes referred to as "high yield, high risk" securities by the investment community (see "Lower Rated Securities" below for more complete information).

     In view of the expected maturity of the Intermediate Bond Fund's portfolio, in normal market conditions, it is anticipated that the Fund may experience a higher yield and less stable net asset value than a fund which invests primarily in shorter-term securities. Conversely, it is also anticipated that the Intermediate Bond Fund may experience a lower yield and more stable net asset value than a fund which invests primarily in longer-term securities.

     The net asset value of the Intermediate Bond Fund will vary in response to fluctuations in prevailing interest rates and changes in the value of its portfolio securities. When interest rates decline, the value of securities already held in the Intermediate Bond Fund's portfolio can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio security holdings can be expected to decline. Although the lowest investment grade securities and those which are unrated in the Intermediate Bond Fund's portfolio may produce a higher return, they are subject to a greater degree of market fluctuation and credit risks than the high quality securities in which the Intermediate Bond Fund may invest. In addition, the Intermediate Bond Fund may invest in zero coupon and payment in kind securities which may be subject to greater fluctuations in value due to changes in interest rates than other debt securities.

     In normal circumstances, the Intermediate Bond Fund may invest up to 35% of its total assets in short-term, money market instruments of at least comparable quality to the Fund's longer-term investments, and in repurchase agreements. However, as a temporary "defensive" measure during, or in anticipation of, a declining market or rising interest rates, or for other reasons when, in the opinion of the Fund's investment adviser, it is advisable to do so, the Intermediate Bond Fund may invest up to 100% of its total assets in high quality short-term investments.

     Balanced Fund - The Balanced Fund pursues its objective through a balanced and diversified program of investing in equity securities and debt instruments.

     With respect to its investments in equity securities, the Balanced Fund invests between 30% to 70% of its assets in common stocks, some of which may pay dividends, or securities convertible into common stocks. With respect to the equity portion of its portfolio, the Balanced Fund invests in equity securities using the same investment criteria as the Equity Fund.

     The remaining 70% to 30% of the Balanced Fund's assets are invested in U.S. dollar or foreign currency denominated debt securities of domestic and foreign issuers, including debt securities of corporate and government issuers, commercial paper and mortgage and asset-backed securities, for the relative stability of income and principal. With respect to these investments, at least 25% of the Balanced Fund's total assets will be invested in fixed income senior securities. The debt securities in which the Balanced Fund invests are the same types of securities used by the Intermediate Bond Fund.

     As noted above, the Adviser may also select other equity securities in addition to common stocks for investment by the Balanced Fund, such as preferred stocks, high grade securities convertible into common stocks and warrants. The Balanced Fund may invest up to 25% of its total assets in the securities of foreign issuers, either directly, or in the form of American or European Depository Receipts, and up to 10% of the value of its net assets, together with all other investments which are not readily marketable, in securities which have not been registered under the Securities Act of 1933, as amended, and which therefore are subject to restrictions on resale. (See the information set forth above under "Management Policies - Equity Fund" for more information on these types of investments.) The Balanced Fund does not invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants which are not listed on the New York or American Stock Exchanges.

     In addition, the Balanced Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, bankers' acceptances, time deposits, repurchase agreements and other high quality debt instruments in order to maintain a temporary "defensive" posture when, in the opinion of the Adviser, it is advisable to do so.

     Cash Management Fund - The Cash Management Fund pursues its objective by investing in a broad range of high quality, short-term money market instruments and repurchase agreements. The money market instruments in which the Fund may invest have remaining maturities not exceeding thirteen months and are determined by Fund management to present minimal credit risk pursuant to procedures established by the Board of Trustees. Such instruments include: U.S. Government securities; bank obligations, such as negotiable certificates of deposit, bankers' acceptances and fixed time deposits; commercial paper; corporate debt securities; variable and floating rate demand notes and master demand notes. The average weighted portfolio maturity of the Cash Management Fund does not exceed 90 days and it attempts to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so. The Cash Management Fund has not commenced operations as of the date of this Prospectus.

     Generally, the securities in which the Cash Management Fund may invest will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are more susceptible to market volatility. At the time of investment by the Cash Management Fund, each security in which it may invest must be (i) rated within the two highest ratings categories of at least two of the nationally recognized statistical rating organizations that have rated the security; (ii) if rated by only one such rating organization, rated within the two highest rating categories of that rating organization; or (iii) if unrated, determined by the Adviser to be of an investment quality comparable to the rated securities in which the Cash Management Fund may invest pursuant to guidelines established by the Board of Trustees. Such securities will include, for example, commercial paper rated "A-2" or better by S&P or "P-2" or better by Moody's, corporate debt securities rated "AA" or better by S&P or "Aa" or better by Moody's, and notes rated "SP-2" or better by S&P or "MIG-2" or "VMIG-2" or better by Moody's. Investments in securities rated within the second highest rating categories will be limited to no more than 5% of the Cash Management Fund's assets. See the "Appendix" in the Statement of Additional Information for a description of Moody's and S&P's ratings. The acquisition of each security which qualifies for investment by the Cash Management Fund under (ii) or (iii) above must also be approved or ratified by the Board of Trustees. In addition, the Board will ratify the assessment of minimal credit risk relating to each security acquired pursuant to guidelines established by the Board of Trustees.

     In pursuing its investment objective, the Cash Management Fund reserves freedom of action to invest more than 25% of its total assets in instruments issued by domestic banks, which could increase the Fund's exposure to economic or regulatory developments related to or affecting such banks. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of banks, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

Description of Securities and Other Investment Practices

     Convertible Securities (The Equity Fund and the Balanced Fund) - A convertible security is a fixed- income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

     In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock.

     U.S. Government Securities (All Funds) - Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. A Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

     Repurchase Agreements (All Funds) - Repurchase agreements involve the acquisition by a Fund of a security, subject to an obligation of the seller to repurchase, and the Fund to resell, the security at a fixed price, usually not more than one week after its purchase. The Funds' custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by a Fund. In an attempt to reduce the risk of incurring a loss on the repurchase agreement, a Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to highest rated securities of the type in which a Fund may invest. It will also require that the repurchase agreement be at all times fully collateralized in an amount at least equal to the repurchase price including accrued interest earned on the underlying securities, and that the underlying securities be marked to market every business day to assure that the repurchase agreement remains fully collateralized. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, the maturities of the underlying securities will have to be taken into account by the Cash Management Fund in calculating its average weighted portfolio maturity in the event the seller of the repurchase agreement fails to perform under the agreement. If bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. A Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     Bank Obligations (All Funds) - Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Commercial Paper (All Funds) - Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions (see "Variable and Floating Rate Demand and Master Demand Notes" below for more details) as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such instruments.

     Other Mutual Funds (All Funds) - Each Fund may invest in shares of other management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     Corporate Debt Securities (All Funds) - A Fund's investments in corporate debt may include U.S. dollar or foreign currency denominated corporate bonds, debentures, notes and other similar corporate debt instruments of domestic and foreign issuers, which meet the previously disclosed minimum ratings and maturity criteria established for each Fund under the direction of the Board of Trustees and the Adviser or, if unrated, are in the Adviser's opinion comparable in quality to rated corporate debt securities in which each Fund may invest. The Cash Management Fund may only invest in U.S. dollar-denominated corporate debt securities. The rate of return or return of principal on some debt obligations in which the Funds may invest may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Variable and Floating Rate Demand and Master Demand Notes (All Funds) - A Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate of the prevailing rate for securities with a seven-day or other designated maturity. The Cash Management Fund only purchases demand instruments which provide that the Fund may receive the principal amount of the note upon not more than 30 days' notice. A Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 10% of that Fund's net assets.

     A Fund may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for commercial paper obligations.

     When-Issued or Delayed-Delivery Securities (All Funds, Except the Cash Management Fund) - New issues of fixed-income securities usually are offered on a when-issued or delayed-delivery basis, which means that delivery and payment for such securities ordinarily take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on such securities are fixed at the time the Fund enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a when-issued or delayed-delivery security prior to its stated delivery date. No additional when-issued commitments will be made if more than 20% of a Fund's net assets would be so committed.

     Securities purchased on a when-issued or delayed-delivery basis and certain other securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to the risk that such fluctuations will occur prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve an additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of a Fund consisting of cash, cash equivalents or U.S. Government securities or other liquid debt securities at least equal at all times to the amount of the when-issued commitments will be established and maintained at the Fund's custodian bank.

     Foreign Securities (All Funds, except as specifically noted) - A Fund may invest directly in both sponsored and unsponsored U.S. dollar- or foreign currency-denominated corporate debt securities, certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities (the Cash Management Fund may only invest in U.S. dollar-denominated foreign debt securities), and the Equity Fund and the Balanced Fund may invest directly in foreign equity securities and in securities represented by European Depository Receipts ("EDRs") or American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe.

     There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

     In addition, with respect to all ADRs and EDRs, there is always the risk of loss due to currency fluctuations.

     Zero Coupon and Payment In Kind Securities (The Intermediate Bond Fund and the Balanced Fund) - A Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK securities"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one- third of the bond's term to maturity. PIK securities are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund will accrue income on such investments based on an effective interest method, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. As a result, a Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Lower Rated Securities (All Funds, Except the Cash Management Fund) - Debt securities rated lower than investment grade involve much greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. They are also subject to greater credit risks (including,  without  limitation,  the possibility of default by or bankruptcy of the issuers of such  securities)  than securities in higher rating categories. In this connection, there have been recent instances of such defaults and bankruptcies which were not foreseen by the financial and investment communities. The lower quality and unrated obligations in which the Funds may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by large uncertainties or major risk exposures to adverse conditions. The value of such obligations may be more susceptible to real and perceived adverse economic or industry conditions than is the case of higher rated securities. The Funds are dependent on the Adviser's judgment, analysis and experience in the evaluation of high yield obligations. In evaluating the creditworthiness of a particular issue, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, the ability of the issuer's management and regulatory matters. The Adviser will attempt to reduce the risks of investing in lower rated or unrated obligations through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets. The Funds will also take such action as they consider appropriate in the event of anticipated financial difficulties, default or bankruptcy of the issuers of any such obligation.

Derivatives

     Call and Put Options on Specific Securities (The Equity Fund and the Balanced Fund) - A Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities. A Fund may write covered call and put option contracts to the extent of 10% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option written by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by a Fund is covered when, among other things, cash, cash equivalents or U.S. Government securities or other liquid debt securities are placed in a segregated account to fulfill the obligation undertaken.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction", which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. A Fund will realize a profit or loss from a closing purchase or sale transaction depending on the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     A Fund treats options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, as not readily marketable and, therefore, subject to the limitations under "Certain Fundamental Policies" below.

     A Fund purchases options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

     Stock Index Options (The Equity Fund and the Balanced Fund) - A Fund may purchase and write put and call options on stock indexes listed on national securities exchanges as an investment vehicle for the purpose of realizing its investment objectives or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Should a Fund seek to engage in transactions concerning put and call options on stock indexes, options would be purchased or written with respect to not more than 25% of the value of the Fund's net assets.

     The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segments, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     A Fund engages in stock index option transactions only when determined by the Adviser to be consistent with the Fund's investment objectives. There can be no assurance that the use of these portfolio strategies will be successful. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian, cash or U.S. Government securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or the Fund will otherwise cover the transaction. Although a Fund intends to purchase or write only those stock index options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain stock index options, with the result that a Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to stock index options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a covered position with respect to any call option it writes, the Fund may not sell the underlying securities used as cover during the period it is obligated under an option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     Futures Transactions - In General (All Funds as noted below, except the Cash Management Fund) - The Funds are not commodity pools. However, the Funds may engage in futures transactions, including those relating to indexes, as described below.

     A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund may not engage in such activities if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options would exceed 5% of the fair market value of a Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. In connection with its futures transactions, a Fund will establish and maintain at its custodian bank a segregated account consisting of cash or high quality money market instruments in an amount generally equal to the market value of the underlying commodity less any amount deposited as margin. The segregation of such assets will have the effect of limiting a Fund's ability to otherwise invest those assets.

     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position at the then prevailing price, which will operate to terminate the Fund's existing position in the contract.

     Although a Fund will intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     In addition, due to the risk of an imperfect correlation between securities in the Fund's portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indexes, the risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as accurately anticipated when the hedge is established.

     Stock Index Futures (The Equity Fund and the Balanced Fund) - A Fund may purchase and sell stock index futures contracts. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. A Fund will intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. A Fund may not purchase or sell stock index futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged.

     While incidental to its securities activities, a Fund may use stock index futures as a substitute for a comparable market position in the underlying securities.

     There can be no assurance of a Fund's successful use of stock index futures as a hedging device. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with the movement in the stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than the margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction.

     Successful use of stock index futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, a Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Interest Rate Futures (The Intermediate Bond Fund and the Balanced Fund) - A Fund may purchase an interest rate futures contract in anticipation of a decline in interest rates, and resulting increase in market price, in debt securities the Fund intends to acquire. A Fund may sell an interest rate futures contract in anticipation of an increase in interest rates, and resulting decline in market price, in debt securities the Fund owns. An interest rate futures contract is an agreement to purchase or sell an agreed amount of debt securities at a set price for delivery on a future date. These transactions are subject to similar risk factors as those described above with respect to stock index futures. A Fund may not purchase or sell interest rate futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged.

     Options on Futures (All Funds, except the Cash Management Fund) - A Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option. The risks associated with these transactions are similar to those described above with respect to options on securities. A Fund may not purchase or write options on futures if, immediately thereafter, more than 25% of its net assets would be hedged.

     Forward Foreign Currency Exchange Contracts (All Funds, except the Cash Management Fund) - A Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is a contract individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies. The purpose of entering into these contracts is to minimize the risk to a Fund from adverse changes in the relationship between the U.S. Dollar and foreign currencies. In addition, a Fund may purchase forward contracts for non-hedging purposes when the Adviser anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities. However, forward contracts may limit potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into forward foreign currency exchange contracts.

     Mortgage-Related  Securities (The  Intermediate  Bond Fund and the Balanced
Fund) - Mortgage pass- through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the "CPR") or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage- related securities.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association "GNMA"); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass- through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers of the mortgage poolers.

     Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity and principal payment schedule. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "Investment Restrictions" in the Statement of Additional Information.

     The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities and, if necessary, the Prospectus will be revised accordingly.

     Other Asset-Backed  Securities (The Intermediate Bond Fund and the Balanced
Fund) - Other asset- backed securities (unrelated to mortgage loans) have been offered to investors, such as Certificates for Automobile Receivables ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust or by the existence of a subordinated class of securities. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS(SM) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage-Related Securities". Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.

     Lending Portfolio Securities (All Funds) - To earn additional income, a Fund may lend securities from its portfolio to brokers, dealers or other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33% of a Fund's total assets. In connection with such loans, a Fund will receive collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

     Certain Fundamental Policies (All Funds, except as noted below) - Each Fund
(i) may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (ii) may pledge, hypothecate, mortgage or otherwise encumber its assets, but only in an amount up to 10% of the value of its total assets to secure borrowings for temporary or emergency purposes, or up to 20% in connection with the purchase and sale of put and call options; (iii) may invest up to 5% of the value of its total assets in the securities of any one issuer (This restriction applies only with respect to 75% of the total assets of each Fund, other than the Cash Management Fund for which the restriction is applied to 100% of its total assets); (iv) may invest up to 25% of its total assets in any single industry, except with respect to the Cash Management Fund's investment in domestic banks; and (v) may invest up to 10% of its total assets in time deposits maturing from two business days through seven calendar days. The Equity Fund may invest up to 10% of its net assets in securities that have not been registered under the Securities Act of 1933, as amended, and therefore are subject to restrictions on resale, in repurchase agreements providing for settlement in more than seven days after notice and in securities that are not readily marketable (including those options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, which are not readily marketable). Subject to this limitation, the Equity Fund may invest in securities eligible for resale pursuant to Rule144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities. Each of the other Funds may invest up to 10% of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in securities that are not readily marketable. Included in this limitation are "restricted" securities and any other assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation. Restricted securities for purposes of this limitation do not include investments by these Funds in securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities (see "Investment Objectives and Management Policies - Rule144A Securities" in the Statement of Additional Information for further details). This paragraph describes fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of each Fund's outstanding voting shares. See "Investment Objectives and Management Policies Investment Restrictions" in the Statement of Additional Information.

     Other Investment Considerations - Investment decisions for each Fund are made independently from those of other investment advisory accounts that may be advised by the Adviser or Sub-Adviser. However, if such other investment advisory accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Fund invests at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by the Fund.

                             Management of the Funds

Investment Adviser and Administrator


     Teton Advisers LLC, located at One Corporate Center, Rye, New York 10580-1434, is adviser to the Funds. The Adviser, formed in 1994, is a Texas limited liability company. Gabelli and its affiliates own a majority of the Adviser. Gabelli and Teton are registered investment advisers. The Adviser has entered into a Sub-Advisory Agreement with Westwood. Under the Sub-Advisory Agreement, the Adviser pays Westwood out of its advisory fees with respect to the Funds a fee computed daily and payable monthly in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all the Funds or (ii) 35% of the net revenues to the Adviser from the Funds. Westwood Management Corp., formed in 1983 and located at 885 Third Avenue, New York, New York 10022, is a registered investment adviser managing, as of
September 30, 1995, an aggregate of approximately  $         million in separate
accounts, primarily corporate pension funds. Susan M. Byrne, President of the Sub-Adviser since 1983, is responsible for the day-to-day management of the Equity Fund's portfolio. Patricia R. Fraze, Senior Vice President of the Sub-Adviser since 1992, is responsible for the day-to-day management of the Intermediate Bond Fund's portfolio. Ms. Fraze joined the Sub-Adviser in 1990. Ms. Byrne and Ms. Fraze are jointly responsible for the day-to-day management of the Balanced Fund's portfolio. Westwood Management is a wholly owned subsidiary of Southwest Securities Group, Inc., a Dallas based securities firm.

     The  Adviser is  responsible  for  overseeing  Westwood's  activities.  The
Investment Advisory Agreement provides that the Adviser will supervise and manage each Fund's investment activities on a discretionary basis and oversee the administration of each Fund's business and affairs. In this connection the Adviser is responsible for maintaining certain of the Funds' books and records and performing other administrative aspects of the Funds' operations to the extent not performed by the Funds' custodians, transfer agents and dividend disbursing agents. The Adviser is permitted to subcontract at its own expense those administrative responsibilities to persons it believes are qualified to perform such services and has retained Furman Selz LLC (the "Administrator") to serve as administrator with respect to the Funds. As compensation for its services and related expenses, the Trust will pay the Adviser a fee computed daily and payable monthly in an amount equal on an annualized basis to 1.0% for the Equity Fund, .50% for the Cash Management Fund, .60% for the Intermediate Bond Fund and .75% for the Balanced Fund of each Fund's daily average net asset value. The fees paid by the Trust for the Equity Fund and the Balanced Fund are higher than the fees paid by most funds for such services and related expenses. The Funds will also pay the Adviser or Distributor separately for any costs and expenses incurred in connection with distribution of the classes of each Fund's shares in accordance with the terms of their respective Plans of Distribution adopted for such classes pursuant to Rule 12b-1 under the 1940 Act.

     The Adviser has retained at its own cost Furman Selz LLC ("Furman Selz") to provide administrative services with respect to the Funds. Furman Selz is located at 230 Park Avenue, New York, New York 10169. Furman Selz is a registered transfer agent and broker-dealer and acts as administrator and general distribution agent for certain other investment companies.


Distributor

     Gabelli & Company, Inc. serves as the distributor (the "Distributor") of the Funds and is an indirect subsidiary of Gabelli Funds, Inc. The business address of Gabelli & Company, Inc. is One Corporate Center, Rye, New York 10580-1434.

     On  September  30,  1994,  the  Funds'  shareholders  approved  a  Plan  of
Distribution for the Retail Class shares pursuant to Rule 12b-1 (the "Retail 12b-1 Plan").

     The Retail 12b-1 Plan authorizes payments by the Funds in connection with the distribution of the Funds' Retail Class shares at an annual rate, as determined from time to time by the Board of Trustees, of up to .25% of the Funds' average daily net assets. Payments will be accrued daily and paid monthly or at such other intervals as the Board may determine and may be paid in advance of actual billing, based on estimates of actual expenditures incurred during the period. Payments may be made in subsequent years for expenses incurred in prior years if such payment is separately authorized by the Board. The Board, however, has no legal obligation to authorize such payments in the future and thus may not authorize them.

     Payments may be made by the Funds under the Retail 12b-1 Plan for the purpose of financing any activity primarily intended to result in the sale of the Retail Class shares of the Funds as determined by the Board of Trustees. Such activities typically include advertising, compensation for sales and sales marketing activities of the distributor and other banks, broker-dealers and service providers, shareholder account servicing, production and dissemination of prospectus and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a plan of distribution, the Funds may also make payments to finance such activity outside of the Retail 12b-1 Plan and not be subject to its limitations.

     The Funds have entered into a Distribution Agreement with the Distributor authorizing reimbursement of expenses (including overhead) incurred by the Distributor and its affiliates as described above. Distribution activities include, without limitation, advertising the Funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel of any of them for sales of shares of the Funds, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel of any of them (including the Adviser and its personnel) for providing services to shareholders of the Funds relating to their investment in the Funds, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses (including statements of additional information) of the Funds and the preparation, production and dissemination of sales, marketing and shareholder servicing materials, ordinary or capital expenses, such as equipment, rent, fixtures, salaries, bonuses, reporting and recordkeeping and third party consultancy or similar direct and indirect expenses relating to any activity for which payment is authorized by the Board of Trustees. To the extent any of these payments is based on allocations by the Distributor, the Funds may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Funds' Shares. In the unlikely event that a court were to find that these laws prevent such banks from providing the services described above, the Funds would seek alternative providers and expects that shareholders would not experience any disadvantage.

                               Purchase of Shares

     Retail Class Shares and both classes of Shares of the Cash Management Fund are no-load. The minimum initial investment is $1,000. There is no minimum initial investment for accounts establishing an Automatic Investment Plan. Custodial accounts for minor children are also available. There is no minimum for subsequent investments. Shares of the Funds are sold at the public offering price based on the net asset value per share next determined after receipt of an order by the Funds' Distributor or transfer agent in proper form with accompanying check or bank wire payments arrangements satisfactory to the Funds. Although most shareholders elect not to receive stock certificates, certificates for whole shares only can be obtained on specific written request to the Transfer Agent.

     Shares of the Funds may be purchased through registered broker-dealers. Certain broker-dealers may charge the investor a fee for their services. Compensation to sales persons may vary depending upon which class of shares they sell. Such fees may vary among broker-dealers, and such broker-dealers may impose higher initial or subsequent investment requirements than those established by the Funds. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of such Fund's shares in that account.

     Prospectuses, sales material and subscription order forms ("applications") may be obtained from the Distributor. The Funds and the Distributor reserve the right in their sole discretion (1) to suspend the offering of the Funds' shares and (2) to reject purchase orders when, in the judgment of the Funds' management, such rejection is in the best interest of the Funds. The calculation of net asset value per share is performed at 12:00 noon for the Cash Management

Fund and at 4:15 p.m. for the other Funds on each day that the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e., the value of its assets less its liabilities) by the total number of shares outstanding. All expenses of the Funds are accrued daily and taken into account for the purpose of determining net asset value.

     In determining net asset value securities listed on an exchange are valued on the basis of the last sale price prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     With respect to written options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value. See "Determination of Net Asset Value" in the Statement of Additional Information.

Mail

     To make an initial purchase by mail, send a completed application with a check for the amount of the investment payable to "The Westwood Funds," to:

                               The Westwood Funds
                                  P.O. Box 8308
                              Boston, MA 02266-8308

     You may also personally deliver a check made payable to "The Westwood Funds" along with a completed application to:

                               The Westwood Funds
                          The BFDS Building, 7th Floor
                               Two Heritage Drive
                             North Quincy, MA 02171

     Subsequent purchases do not require a completed application and can be made by (1) mailing a check to the same address noted above or by (2) bank wire, as indicated below. The exact name and number of the shareholder's account should be clearly indicated.

     Checks will be accepted if drawn in U.S. currency on a domestic bank for less than $100,000. U.S. dollar checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of funds by the Transfer Agent. Bank collection fees may apply. Bank or certified checks for investments of $100,000 or more will be required unless the investor elects to invest by bank wire as described below.

Bank Wire

     To initially purchase shares of the Funds using the wire system for transmittal of money among banks, an investor should first telephone the Funds at 1-800-WESTWOOD to obtain a new account number. The investor should instruct a Federal Reserve System member bank to wire funds to:

                       State Street Bank and Trust Company
                       ABA #011-0000-28 REF DDA #99046187
                           Attn: Shareholder Services
                             Re: The Westwood Funds
                      A/C #
                           -------------------------------
                       Account of      (Registered Owner)
                                 -------------------------
                      225 Franklin Street, Boston, MA 02110

     For initial purchases by wire, the investor should promptly complete and mail the application to the address shown above for mail purchases. There may be a charge by your bank for transmitting the money by bank wire but State Street Bank and Trust Company does not charge investors in the Funds for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day.

Telephone Investment Plan

     You may purchase additional shares of the Funds by telephone through the Automated Clearinghouse (ACH) system as long as your bank is a member of the ACH system and you have a completed, approved Investment Plan application on file with our Transfer Agent. The funding for your purchase will be automatically deducted from the ACH eligible account you designate on the application. Your investment will normally be credited to your Westwood Fund account on the first business day following your telephone request. Your request must be received no later than 4:00 p.m. eastern time. There is a minimum of $100 for each telephone investment. Any subsequent changes in banking information must be submitted in writing and accompanied by a sample voided check. To initiate an ACH purchase, please call 1-800-WESTWOOD. Fund shares purchased through the Telephone or Automatic Investment Plan will not be available for redemption for up to fifteen
(15) days following the purchase date.

Automatic Investment Plan

     The Funds offer an automatic monthly investment plan, details of which can be obtained from the Distributor. There is no minimum initial investment for accounts establishing an automatic investment plan.

Systematic Withdrawal Plan

     The Funds offer a systematic withdrawal program for shareholders whereby they can authorize an automatic redemption on a monthly, quarterly or annual basis. Details can be obtained from the Distributor.

Other Investors

     No minimum initial investment is required for officers, directors or full-time employees of the Funds, other investment companies managed by the Sub-Adviser, the Adviser, the Administrator, the Distributor or their affiliates, including members, of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

                              Redemption of Shares

     Upon receipt by the Distributor or the Transfer Agent of a redemption request in proper form, shares of the Funds will be redeemed at their next determined net asset value. Redemption requests received after the time as of which each Fund's net asset value is determined on a particular day will be redeemed at the next determined net asset value of such Fund on the next day that net asset value is determined. Checks for redemption proceeds will normally be mailed to the shareholder's address of record within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to 15 days. The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in gain or loss for income tax purposes. Redemption requests may be made by letter to the Transfer Agent, specifying the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates for the shares to be redeemed are outstanding, presentation of such certificates properly endorsed is also required. Signatures on a redemption request and/or certificates must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities and Exchange Act of 1934, which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations (signature guarantees by notaries public are not acceptable). Shareholders may also redeem a Fund's shares through certain registered broker-dealers, who have made arrangements with the Funds permitting them to redeem shares by telephone or facsimile transmission and who may charge shareholders a fee for this service if they have not received any payments under the Distribution Plan.

     Further  documentation,   such  as  copies  of  corporate  resolutions  and
instruments of authority, are normally requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

     If the Board of Directors should determine that it would be detrimental to the remaining shareholders of the Funds to make payment wholly or partly in cash, the Funds may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Funds, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. Under such circumstances, shareholders of the Funds receiving distributions in kind of securities will incur brokerage commissions when they dispose of the securities.

     The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the New York Stock Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by order permitted such suspension or (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.

     To minimize expenses, the Funds reserve the right to redeem, upon not less than 30 days notice, all shares of the Funds in an account (other than an IRA) which as a result of shareholder redemption has a value below $500. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Telephone Redemption By Check

     The Funds accept telephone requests for redemption of unissued shares, subject to a $25,000 limitation. By calling 1-800-WESTWOOD, you may request that a check be mailed to the address of record on the account, provided that the address has not changed within thirty (30) days prior to your request. The check will be made payable to the person in whose name the account is registered and will normally be mailed within seven (7) days.

     The Fund and its transfer agent will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. If the Fund or its transfer agent fail to use reasonable procedures, the Fund might be liable for losses due to fraudulent instructions. A shareholder may redeem shares by telephone unless he elects in the subscription order form not to have such ability.

Check Writing

     A check redemption ($500 minimum, no maximum) feature is available with respect to the Cash Management Fund. Checks are free and may be obtained from the Distributor. It is not possible to use a check to close out your account since additional dividends accrue daily.

By Bank Wire

     The Funds accept telephone requests for wire redemption in excess of $1,000 (but subject to a $25,000 limitation) to a predesignated bank either on the application or in a subsequent written authorization with the signature guaranteed. The Funds accept signature guaranteed written requests for redemption by bank wire without limitation. The proceeds are normally wired on the following business day. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with a signature guarantee.

     Requests for telephone redemption must be received between 9:00 a..m. and 4:00 p.m. eastern time. If your telephone call is received after this time or on a day when the New York Stock Exchange is not open, the request will be entered the following business day. Shares are redeemed at the net asset value next determined following your request. Fund shares purchased by check or through the automatic purchase plan will not be available for redemption for up to fifteen
(15) days following the purchase. Shares held in certificate form must be returned to the Transfer Agent for redemption of shares. Telephone redemption is not available for IRAs. The proceeds of a telephone redemption may be directed to an existing account in another of the Funds, provided the account is registered in the redeeming shareholder's name. See "Exchange of Fund Shares".

                            Exchange of Funds Shares

     The Funds offer two convenient ways to exchange shares in a class of one Fund for shares in a corresponding class of another fund managed by the Adviser or an affiliate. Before engaging in an exchange transaction, a shareholder should read carefully the portions of this Prospectus or the other Prospectus describing the fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of a corresponding class of another fund if either are not legally qualified or registered for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $1,000. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days' written notice to shareholders.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales load.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

     In the case of transactions subject to a sales charge, the sales charge will be assessed on an exchange of shares, equal to the excess of the sales load applicable to the shares to be acquired, over the amount of any sales load previously paid to the Distributor on the shares to be exchanged. No service fee is imposed. See "Dividends, Distributions and Taxes" for an explanation of circumstances in which sales load paid to acquire shares of the Funds may not be taken into account in determining gain or loss on the disposition of those shares.

Exchange by Mail

     To exchange Fund shares by mail, simply send a letter of instruction to the Distributor. The letter of instruction must include: (i) your account number;
(ii) the names of the Funds from which and into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by a member of a national securities exchange or by a commercial bank or trust company. Corporations, trusts, partnerships or other legal entities will be required to furnish other documentation. Please call the Funds for more information.

Exchange by Telephone

     To exchange Fund shares by telephone or if you have any questions, simply call the Funds toll free at 1-800-WESTWOOD. You should be prepared to give the telephone representative the following information; (i) your account number, social security number and account registration; (ii) the names of the Funds from which and into which you wish to exchange your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application.

                                Retirement Plans

     The Funds have available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Funds is $1,000 for an individual, except that both the individual and his or her spouse may establish separate IRAs if their combined investment is $1,250. There is no minimum for additional investment in an IRA account. Investors who are self-employed may purchase shares of the Funds through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or HR 10 plans. The Funds do not currently act as Sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for an individual under such plans is $1,000 and there is no minimum for additional investments. Under the Internal Revenue Code of 1986 (the "Code"), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $2,250 annually to either or both IRAs provided that no more than $2,000 be contributed to the IRA of either spouse.

     Investors should be aware that they may be subject to penalties of additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRA accounts or other retirement plans should write or telephone the Distributor.

                       Dividends, Distributions and Taxes


     Each Fund intends to qualify annually and to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds did so qualify for the previous taxable year and intend to continue to so qualify. By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code. The requirements for qualification may cause a Fund to restrict the degree to which it engages in short-term trading, and transactions in options and futures contracts. In addition, the Code subjects regulated investment companies, such as the Funds, to a non- deductible 4% excise tax in each calendar year to the extent that such investment companies do not distribute substantially all of their taxable investment income and capital gain, generally determined on a calendar year respectively and the one year period ending October 31 of each calendar year basis.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). Investment company taxable income will be distributed by the Equity Fund annually and the Balanced Fund quarterly. The Intermediate Bond Fund and the Cash Management Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains to reduce the amount of distributions paid. In addition, any losses incurred in the taxable year subsequent to October 31, may be deferred to the next taxable year and used to reduce subsequent year distributions (see "Dividends, Distributions and Taxes" in the Statement of Additional Information). You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the class in which you are invested at the next determined net asset value without a sales load.


     In the case of the Cash Management Fund, shares purchased will begin earning dividends on the day the purchase order is executed and Federal funds are received by the Fund, and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. With respect to the other Funds, shares purchased will begin earning dividends on the day following the date of settlement and shares redeemed will earn dividends through the date of redemption.


     Dividends from net investment income or distributions of net realized short-term securities gains to shareholders generally are taxable as ordinary income whether received in cash or reinvested in additional shares. Distributions from net realized long-term gains (i.e., net capital gains) to shareholders are taxable as long-term capital gains whether received in cash or reinvested in additional shares. Under current law, the net capital gain of an individual will be taxed at a maximum rate of 25%.


     Special tax rules may apply to a Fund's acquisition of futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses, and, for purposes of qualifying as a regulated investment company, may limit the extent to which a Fund may be able to engage in such transactions.


     It is anticipated that a portion of the ordinary income dividends paid by the Equity Fund and the Balanced Fund will qualify for the dividends-received deduction available to corporations, however, pending tax law proposals may affect the dividends-received deduction. The dividends paid by the other Funds are not expected to so qualify. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends -- received deduction.


     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that it is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

     Those Funds which may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country.

     Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account. Dividends and distributions may be subject to state and local taxes. Dividends paid or credited to accounts maintained by non-resident shareholders may also be subject to U.S. non- resident withholding taxes as discussed above. You should consult your tax adviser regarding specific questions as to Federal, state and local income and withholding taxes.

                             Performance Information

     A Fund may, from time to time, include its yield, if applicable, and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the Securities and Exchange Commission. Shareholders of the Service Class of shares will generally experience a lower return on their investment than shareholders of the Retail Class because of the additional 12b-1 fees to which Service Class shareholders may be subject.

     Quotations of "yield" for a Fund that is not a money market fund will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

     Quotations of "yield" for a money market fund, such as the Cash Management Fund, will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

     "Effective yield" for a money market fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect a fund's performance only during the particular seven-day period on which the calculations are based.

     A Fund's average annual total return is expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund or for shorter time periods depending upon the length of time during which the Fund has operated), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as the Standard & Poor's Composite Stock Price Index, the Dow Jones Industrial Average, indices prepared by Lipper Analytical Services, Morningstar ratings and other entities or organizations which track the performance of investment companies.

     Performance will vary and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Any 12b-1 fees paid by the Service Class of the Funds will cause their yield and performance to be lower than that of the Retail Class. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

                               General Information

     The Funds are series portfolios of The Westwood Funds, a Massachusetts business trust (the "Trust") organized pursuant to an Agreement and Declaration of Trust (the "Trust Agreement"), as amended and restated on June 12, 1986. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each share has one vote and, when issued, is fully paid and non-assessable. The Board of Trustees may, in the future, authorize the issuance of other series of shares of beneficial interest representing shares of other investment portfolios which may consist of separate classes as in the case of the Funds. Each additional portfolio within the Trust is separate for investment and accounting purposes and is represented by a separate series of shares. Each portfolio will be treated as a separate entity for Federal income tax purposes.

     Each Fund is comprised of two classes of shares - the "Retail Class" and the "Service Class." The classes have identical rights with respect to the series portfolio of which they are a part; however, there are certain matters affecting one class but not another, such as the existence of a load and the amount of permissible payments under a distribution plan, which may be considered to create a preference. On all such matters, shareholders vote as a class, and not by series. Service Class shares are sold to investors who purchase their shares through an entity that has signed a Dealer Agreement with the Distributor. Retail Class shares are sold to all other investors including shares sold by dealers for certain retirement plans and to those who contact the Fund directly or purchase shares through an entity that has signed an agreement other than a Dealer Agreement (e.g., Charles Schwab & Co., Inc. or Fidelity Brokerage Services).

     Shareholders have the right to vote on the election of Trustees and on any and all matters which, by law or the provisions of the Trust's Declaration of Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee on behalf of the Trust. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust. As described under "Management of the Funds" in the Statement of Additional Information, the Funds ordinarily will not hold shareholder meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Under the Trust Agreement, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee either by declaration in writing or by vote cast in person or by proxy at a meeting called for such purpose. In connection with the calling of such shareholder meetings, shareholders will be provided with communication assistance.

     State Street Bank and Trust Company and its affiliate, Boston Financial Data Services, maintain a record of share ownership and sends to shareholders confirmations and statements of account.

     Shareholder inquiries may be made by writing to the Westwood Funds at One Corporate Center, Rye, NewYork 10580-1434 or by calling 1-800-WESTWOOD.


     Upon request, Gabelli & Company, Inc. will provide without a charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF FUND SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE WESTWOOD FUNDS
One Corporate Center
Rye, New York 10580-1434

General and Account Information:
1-(800) WESTWOOD
1-(800) 938-7966
FAX-1 (914) 921-5118

Investment Adviser
Teton Advisers LLC
One Corporate Center
Rye, New York 10580-1434

Investment Sub-Adviser
Westwood Management Corp.
885 Third Avenue
New York, New York 10022

Distributor
Gabelli & Company, Inc.
One Corporate Center
Rye, New York 10580-1434

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Legal Counsel
Baker & McKenzie
805 Third Avenue
New York, New York 10022



                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Fee Table .................................................................    2
Financial Highlights ......................................................    3
Description of the Funds ..................................................    5
Management of the Funds ...................................................   18
Purchase of Shares ........................................................   19
Redemption of Shares ......................................................   21
Retirement Plans ..........................................................   24
Dividends, Distributions and Taxes ........................................   24
Performance Information ...................................................   25
General Information .......................................................   26




                                ===== The =====

                                    Westwood

                               ===== Funds =====


                                     [LOGO]


                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND
                          WESTWOOD CASH MANAGEMENT FUND


                                  Retail Class
                                   Prospectus

--------------------------------------------------------------------------------

                                January 30, 1996

--------------------------------------------------------------------------------

                               THE WESTWOOD FUNDS

                                  SERVICE CLASS
                              CROSS-REFERENCE SHEET
                             Required by Rule 495(a)
                        under the Securities Act of 1933

N-1A
Item No.                                                               Location
--------                                                               --------
Part A .............................................................   Prospectus Caption
   Item 1.       Cover Page ........................................   Cover Page
   Item 2.       Synopsis ..........................................   Fee Table
   Item 3.       Condensed Financial Information ...................   Condensed Financial Information
   Item 4.       General Description of Registrant .................   Cover Page; Description of the Funds;
                                                                       General Information
   Item 5.       Management of the Fund ............................   Management of the Funds
   Item 5(a)     Management's Discussion of Performance ............   Not Applicable
   Item 6.       Capital Stock and Other Securities ................   Cover Page; How to Buy Fund Shares;
                                                                       Dividends, Distributions and Taxes;
                                                                       General Information
   Item 7.       Purchase of Securities Being Offered ..............   How to Buy Fund Shares
   Item 8.       Redemption or Repurchase ..........................   How to Redeem Fund Shares
   Item 9.       Legal Proceedings .................................   Not Applicable


                                                                       Statement of Additional
Part B                                                                 Information Caption
   Item 10.      Cover Page ........................................   Cover Page
   Item 11.      Table of Contents .................................   Table of Contents
   Item 12.      General Information and History ...................   General Information and History
   Item 13.      Investment Objectives and Policies ................   Investment Objectives and Management
                                                                       Policies; Appendix
   Item 14.      Management of the Fund ............................   Management of the Fund
   Item 15.      Control Persons and Principal Holders of
                 Securities ........................................   Management of the Fund
   Item 16.      Investment Advisory and Other Services ............   Investment Advisory and Other Services
   Item 17.      Brokerage Allocation ..............................   Portfolio Transactions
   Item 18.      Capital Stock and Other Securities ................   Information About the Funds
   Item 19.      Purchase, Redemption and Pricing of
                 Securities Being Offered ..........................   Purchase of Fund Shares; Redemption of
                                                                       Fund Shares; Shareholder Services;
                                                                       Determination of Net Asset Value
   Item 20.      Tax Status and Taxes ..............................   Dividends, Distributions
   Item 21.      Underwriters ......................................   Investment Advisory and Other Services
                                                                       -- Distribution of Fund Shares
   Item 22.      Calculation of Performance Date ...................   Performance Information
   Item 23.      Financial Statements ..............................   Financial Statements.

Part C
     Information  required  to be  included  in Part C is set forth  under the  appropriate  Item,  so  numbered,  in Part C of this
     Registration Statement.

                                  The Westwood Funds
                                  ==================


SERVICE CLASS PROSPECTUS -- January 30, 1996


     The Westwood Funds (the "Trust") is an open-end, diversified, management investment company, known as a mutual fund, which currently consists of four separate investment portfolios that offer two separate classes of shares. The portfolios are referred to as the Westwood Equity Fund, the Westwood
Intermediate Bond Fund, the Westwood Balanced Fund and the Westwood Cash Management Fund (which is a money market fund portfolio), (collectively, the "Funds"). The Funds offer two classes of shares. This Prospectus provides information about "Service Class" shares. Service Class shares are offered exclusively to investors who have purchased their shares through an entity that has signed a Dealer Agreement with Gabelli & Company, Inc. (the "Distributor"). Retail Class shares are offered to all other investors and certain dealers offering shares to certain retirement plans. Each Fund has a separate investment objective, as set forth below. There is no assurance that any of these investment objectives will be achieved.

     WESTWOOD EQUITY FUND (the "Equity Fund") seeks as its primary goal to provide investors with capital appreciation; income is a secondary, but nonetheless important goal. The net asset value per share of the Equity Fund will fluctuate.

     WESTWOOD INTERMEDIATE BOND FUND (the "Intermediate Bond Fund") seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity. The net asset value per share of the Intermediate Bond Fund will fluctuate.

     WESTWOOD BALANCED FUND (the "Balanced Fund") seeks to realize both capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach. The net asset value per share of the Balanced Fund will fluctuate.

     Westwood Cash Management Fund (the "Cash Management Fund") seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The average weighted portfolio maturity of the Cash Management Fund will not exceed 90 days and the Fund will attempt to maintain a constant net asset value of $1.00 per share. The Cash Management Fund has not commenced operations.

     AN INVESTMENT IN THE CASH MANAGEMENT FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     This Prospectus sets forth concisely information about the Funds that an investor should know before investing. It should be read and retained for future reference.


     Part B (also known as the Statement of Additional Information), dated January 30, 1996, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the Westwood Funds at One Corporate Center, Rye, New York 10580-1434 or call 1-(800)WESTWOOD (937-8966). Purchase orders and redemption requests for the Service Class shares may be directed to the Westwood Funds through broker/dealers that have signed a Dealer Agreement with Gabelli & Company.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Teton Advisers LLC (the "Adviser"), a limited liability company formed by Gabelli Funds, Inc. ("Gabelli") and Westwood Management Corp. ("Westwood"), is adviser to the Funds pursuant to an investment advisory agreement with the Trust (the "Investment Advisory Agreement"). The Adviser has entered into a sub-advisory agreement with Westwood and the Trust whereby Westwood (the "Sub-Adviser") serves as sub-adviser to the Funds (the "Sub-Advisory Agreement"). Prior to serving as Sub-Adviser, Westwood acted as adviser to the Funds from their inception through October 6, 1994. The Adviser oversees the administration of each Fund's business and affairs and in this connection is responsible for maintaining certain of the Funds' books and records and providing other administrative services. (See "Management of the Fund.")


                            Fee Table - Service Class

     Each Fund is authorized to issue two separate classes of shares. Service Class shares will be offered exclusively to investors who have purchased their shares through an entity that has signed a Dealer Agreement with the
Distributor. Retail Class shares will be offered to all other investors including certain retirement plans offered through broker-dealers. Retail Class shares and Service Class shares are identical in all respects, except that Service Class shares bear a sales load and higher expenses incurred in the distribution and marketing of such shares ("12b-1 Fees"). These charges and fees reflect the additional services available through broker/dealers, such as investment advice, acquiring securities on margin and borrowing against the portfolio. Retail Class shares bear no sales load and lower 12b-1 fees. The table below sets forth certain information regarding annual operating expenses incurred by the Service Class, including the amounts of these fees.

                                                                                             Cash
                                                Equity      Intermediate     Balanced     Management
                                                 Fund        Bond Fund         Fund          Fund+
                                                 ----        ---------         ----          -----

Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price) .........    4.00%          4.00%          4.00%         0.00%
Annual Fund Operating Expenses: (as a
percentage of  average daily net assets)
  Management Fees (after waivers)* ..........    0.31%          0.00%          0.16%         0.30%
  12b-1 Fees ................................    0.50%          0.35%          0.50%         0.25%
  Other Expenses ............................    0.94%          0.75%          0.84%         0.25%
                                                 ----           ----           ----          ----
Total Fund Operating Expenses (after waivers
and  expense reimbursements)** ..............    1.75%          1.10%          1.50%         0.80%
                                                 ----           ----           ----          ----


 * Management Fees (before waivers) would be 1.00%, .60% and .75% for the Equity Fund, Intermediate Bond Fund and Balanced Fund, respectively.

** Management fees are being waived/reimbursed for the Equity Fund, Intermediate Bond Fund and Balanced Fund. Prior to any expense reimbursements, total fund operating expenses for the Equity Fund, the Intermediate Bond Fund and the Balanced Fund for Service Shares would have been 2.38%, 4.23% and 2.11% respectively.

 + Since the Cash Management Fund has not commenced operations, annual expenses are based on estimates.

 Example:

     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                        1 Year     3 Years    5 Yea     10 Years
                                        ------     -------    -----     --------

Equity Fund ........................     $ 57       $ 93       $131       $238
Intermediate Bond Fund .............     $ 51       $ 74       $ 98       $169
Balanced Fund ......................     $ 55       $ 86       $119       $212
Cash Management Fund ...............     $  8       $ 26       $ 44       $ 99


     The amounts listed in the example should not be considered as representative of past or future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. (See "Management of the Funds".) The information set forth above with respect to the Cash Management Fund, Equity Fund and Intermediate Bond Fund is based on estimated projections and of average net asset levels. The information with respect to the Balanced Funds is based on actual expenses incurred for the fiscal year ended September 30, 1995, with the following adjustments: (i) since October 6, 1994, the Fund's administrative fees are part of Management Fees, and
(ii) Management Fees have been reduced to reflect reimbursements of expenses to maintain expenses at certain levels.

     Management's Discussion and Analysis of the Funds' performance during the fiscal year ended September 30, 1995 is included in the Funds' Annual Report to Shareholders dated September 30, 1995. The Funds' Annual Report to Shareholders may be obtained upon request and without charge by writing or calling the Fund at the address or telephone number listed on the Prospectus cover.


                              Financial Highlights


     The following information for each of the periods from commencement of operations through September 30, 1995 have been audited by Price Waterhouse LLP, the Funds' independent accountants, whose report on the Financial Statements which incorporate such information appears in the Statement of Additional Information. All such information should be read in conjunction with the related financial statements and notes thereto, which are included in the Statement of Additional Information, and is available upon request.

       For a share outstanding throughout each period ending September 30+

                                                      Equity Fund          Intermediate Bond                Balanced Fund
                                                --------------------              Fund            ---------------------------------
                                                                         --------------------
                                                  1995        1994*       1995(a)      1994*        1995        1994       1993***
                                                --------    --------     --------    --------     --------    ---------   ---------
Operating Performance:
Net Asset Value, Beginning of Period .........   $5.48        $5.53       $9.48       $10.51        $7.10      $10.88      $10.24
Income from Investment Operations:
  Net investment income ......................    0.04         0.06        0.05         0.41         0.17        0.15        0.19
  Net realized and unrealized gain (loss)
    on investments ...........................    1.29        (0.11)      (0.14)       (1.03)        1.35        0.36        0.52
                                                 -----        -----       -----       ------        -----      ------      ------
  Total from Investment Operations ...........    1.33        (0.05)      (0.09)       (0.62)        1.52        0.51        0.71
                                                 -----        -----       -----       ------        -----      ------      ------
Less Distributions:
  Dividends from net investment income .......   (0.04)          --       (0.05)       (0.41)       (0.17)      (0.11)      (0.07)
  Distributions from net realized
    capital gains ............................   (0.20)          --          --           --           --       (4.18)         --
                                                 -----        -----       -----       ------        -----      ------      ------
  Total Distributions ........................   (0.24)          --       (0.05)       (0.41)       (0.17)      (4.29)      (0.07)
                                                 -----        -----       -----       ------        -----      ------      ------
Net Asset Value, End of Period ...............   $6.57        $5.48       $9.34        $9.48        $8.45       $7.10      $10.88
                                                 =====        =====       =====        =====        =====       =====      ======
Total Return (not reflecting sales load) .....   25.54%       (0.90%)     (0.95%)      (6.81%)      21.67%       4.67%       6.96%
Net Assets End of Period (in thousands) ......     $68         $254          $0          $76       $7,212     $10,810        $114
Ratios to average net assets of:
  Net investment income ......................    0.64%        1.64%**     4.85%        6.05%**      2.26%       2.15%       1.76%**
  Expenses net of waivers/reimbursements++ ...    1.85%        1.04%**     1.45%        1.34%**      1.62%       1.17%       2.07%**
  Expenses before waivers/reimbursements++ ...    2.63%        2.29%**     4.07%        2.37%**      2.24%       2.11%       3.14%**
Portfolio Turnover Rate ......................     107%         137%         70%         203%         133%        168%        192%

(a) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since that date. Accordingly, the NAV per share of $9.34 represents the net asset value on November 8, 1994.


 + Per share based on the average number of shares outstanding during the period.


++ Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% and 1.72% for Equity Retail and Service Class, respectively, net of waivers and 2.16% and 2.38% for Equity Retail and Service Class before waivers. For Intermediate Bond Fund: 1.00% and 1.41% net of waivers for the Retail and Service Class, respectively, and 2.18% and 4.23% before waivers for the Retail and Service Class, respectively. For the Balanced Fund: expenses net of waivers would be 1.25% and 1.50% for the Retail and Service Class, respectively, and 1.85% and 2.11% before waivers for the Retail and Service Class, respectively.


  *  Prior to January 31, 1994, no shares of the Service Class were issued.

 **  Annualized.

***  Prior to April 6, 1993, no shares of the Service Class were issued.

                            Description of the Funds

Investment Objectives

     Each Fund's investment objectives, as previously set forth on the cover page of this Prospectus, are fundamental policies which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of each Fund's outstanding voting shares. There can be no assurance that a Fund's investment objectives will be achieved.

Management Policies

     Equity Fund - The Equity Fund attempts to achieve its goals by investing primarily (i.e., in normal circumstances), at least 65% of its total assets in common stocks, some of which may pay dividends, or securities convertible into common stocks (see "Convertible Securities" below for a complete description). The Equity Fund invests in securities issued by seasoned companies (generally with market capitalizations in excess of $500,000,000 and continuous operating histories of at least three years) believed to have proven records and above-average historical earnings growth when compared to published indexes, such as those published by the Department of Commerce, and in smaller companies (generally with market capitalizations greater than $100,000,000 but less than $500,000,000) believed to have outstanding potential for capital appreciation, in both cases in industries which the Adviser has identified as appropriate in light of the then current status of the economic and business cycles. These securities may have above-average price/earnings ratios or less than average current yields, when compared to published indexes, such as the Standard & Poor's 500 Composite Stock Price Index. Price/earnings ratio is a comparison of a security's market price to its earnings per share, usually expressed as a simple numeral, and current yield expresses the income on an amount invested. The Equity Fund also may invest, in normal circumstances, up to 35% of its total assets in U.S.dollar- and foreign currency-denominated debt securities of domestic and foreign issuers, which are rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's") (except with respect to investments in commercial paper which will consist only of direct obligations that at the time of purchase are rated in the highest rating category by Moody's or S&P) or, if unrated, are determined to be of comparable quality by the Adviser, or in index options when it believes they hold less risk or greater potential for capital appreciation than equity securities. Such investments are made without regard to the remaining maturities of such securities. The Equity Fund may invest up to 10% of its total assets in debt securities (other than commercial paper) that are rated or, if unrated, determined to be below investment grade. (Investment grade debt securities are those which are rated at least "BBB" by S&P or "Baa" by Moody's). These investments generally carry a high degree of risk and are sometimes referred to as "high yield, high risk" securities by the investment community (see "Lower Rated Securities" below for more complete information).

     Debt securities rated "BBB" by S&P or "Baa" by Moody's are considered medium grade obligations. Securities rated "Baa" by Moody's lack outstanding investment characteristics and in fact have speculative characteristics as well, while those rated "BBB" by S&P are regarded as having an adequate capacity to pay principal and interest. Securities rated in these categories are generally more sensitive to economic changes than higher rated securities. See the "Appendix" in the Statement of Additional Information for more details on the ratings of Moody's and S&P.

     The Equity Fund may invest in U.S. Government securities, certificates of deposit, bankers' acceptances and other short-term debt instruments or high quality corporate bonds, and repurchase agreements in respect of the foregoing.

     Common stocks, debt securities in periods of declining interest rates, and index options provide opportunities for capital growth. Dividend paying common stocks, covered call options written by the Equity Fund and debt securities are expected to provide income for the Equity Fund. The securities purchasable for temporary defensive purposes provide income, but little opportunity for capital growth.

     The majority of the Equity Fund's investments are in securities listed on the New York Stock Exchange or other national securities exchanges. The Equity Fund also may invest in unlisted securities; but these generally will be securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. Generally, these securities are issued by smaller companies than those whose securities are listed on national securities exchanges. The market prices of equity securities of smaller companies may tend to be more volatile than the market prices of equity securities generally.

     The Equity Fund may invest up to 25% of its total assets in the securities of foreign issuers, either directly, or in the form of American Depository Receipts ("ADRs") or other similar arrangements, such as European Depository Receipts ("EDRs"). ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in United States securities markets. EDRs are similar to ADRs and are issued and traded in Europe.

     It is a fundamental policy of the Equity Fund that it may invest (together with all other securities which are not readily marketable - see "Certain Fundamental Policies" below and "Investment Restrictions" in the Statement of Additional Information) up to 10% of the value of its net assets in securities that have not been registered under the Securities Act of 1933, as amended, and therefore are subject to restrictions on resale, provided such investments are consistent with the Equity Fund's goals. When purchasing unregistered securities, the Equity Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Equity Fund's decision to publicly offer any such security and the registration of the security permitting such offer. During any such period, the price of the securities will be subject to market fluctuations.

     The Equity Fund may invest up to 2% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time.

     The Equity Fund also may invest in securities of closed-end investment companies subject to the provisions of the Investment Company Act of 1940. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such companies. See "Investment Objectives and Management Policies - Closed-End Investment Company Securities" in the Statement of Additional Information.

     Intermediate Bond Fund - The Intermediate Bond Fund will pursue its objective by investing, in normal circumstances, at least 65% of its total assets in bonds of various types and with various maturities. Although it will not be a fundamental policy of the Intermediate Bond Fund and there will be no restrictions as to the maximum or minimum maturity of any individual security in which the Fund may invest, the Intermediate Bond Fund will normally have a dollar weighted average portfolio maturity of three to ten years. (See the discussion below under "Description of Securities and Other Investment Practices" for special information regarding the maturities of certain of the Intermediate Bond Fund's permissible investments.)

     To achieve its investment objective, the Intermediate Bond Fund invests primarily in a diversified portfolio of investment grade, U.S. dollar or foreign currency denominated bonds of domestic and foreign issuers. The Fund's portfolio consists of bonds issued by both corporate and government entities. In pursuing its investment objective, the Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities and other collateralized securities that are backed by a pool of assets, such as loans or receivables which generate cash flow to cover the payments due on the collateralized securities, as well as zero coupon and payment in kind securities. The Intermediate Bond Fund's portfolio, consisting primarily of investment grade debt securities, will include bonds rated "BBB" or better by S&P or "Baa" or better by Moody's, commercial paper rated "A-2" or better by S&P or "P-2" or better by Moody's, mortgage and asset-backed securities rated "AA" or better by S&P or "Aa" or better by Moody's and other investment grade-rated debt securities or those which are unrated but determined to be of comparable quality by the Adviser. The Intermediate Bond Fund does not intend to invest in preferred stock or other equity securities (except convertible debt securities) and does not expect to invest more than 25% of its assets in securities of foreign issuers.

     Although the lowest rated investment grade securities and those which are unrated in the Intermediate Bond Fund's portfolio may produce a higher return, they are subject to a greater degree of market fluctuation and credit risks than the high quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well. The Intermediate Bond Fund may also invest up to 10% of its total assets in debt securities that are rated or, if unrated, determined to be below investment grade. These investments generally carry a high degree of risk and are sometimes referred to as "high yield, high risk" securities by the investment community (see "Lower Rated Securities" below for more complete information).

     In view of the expected maturity of the Intermediate Bond Fund's portfolio, in normal market conditions, it is anticipated that the Fund may experience a higher yield and less stable net asset value than a fund which invests primarily in shorter-term securities. Conversely, it is also anticipated that the Intermediate Bond Fund may experience a lower yield and more stable net asset value than a fund which invests primarily in longer-term securities.

     The net asset value of the Intermediate Bond Fund will vary in response to fluctuations in prevailing interest rates and changes in the value of its portfolio securities. When interest rates decline, the value of securities already held in the Intermediate Bond Fund's portfolio can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio security holdings can be expected to decline. Although the lowest investment grade securities and those which are unrated in the Intermediate Bond Fund's portfolio may produce a higher return, they are subject to a greater degree of market fluctuation and credit risks than the high quality securities in which the Intermediate Bond Fund may invest. In addition, the Intermediate Bond Fund may invest in zero coupon and payment in kind securities which may be subject to greater fluctuations in value due to changes in interest rates than other debt securities.

     In normal circumstances, the Intermediate Bond Fund may invest up to 35% of its total assets in short-term, money market instruments of at least comparable quality to the Fund's longer-term investments, and in repurchase agreements. However, as a temporary "defensive" measure during, or in anticipation of, a declining market or rising interest rates, or for other reasons when, in the opinion of the Fund's investment adviser, it is advisable to do so, the Intermediate Bond Fund may invest up to 100% of its total assets in high quality short-term investments.

     Balanced Fund - The Balanced Fund pursues its objective through a balanced and diversified program of investing in equity securities and debt instruments.

     With respect to its investments in equity securities, the Balanced Fund invests between 30% to 70% of its assets in common stocks, some of which may pay dividends, or securities convertible into common stocks. With respect to the equity portion of its portfolio, the Balanced Fund invests in equity securities using the same investment criteria as the Equity Fund.

     The remaining 70% to 30% of the Balanced Fund's assets are invested in U.S. dollar or foreign currency-denominated debt securities of domestic and foreign issuers, including debt securities of corporate and government issuers, commercial paper and mortgage and asset-backed securities, for the relative stability of income and principal. With respect to these investments, at least 25% of the Balanced Fund's total assets will be invested in fixed income senior securities. The debt securities in which the Balanced Fund invests are the same types of securities used by the Intermediate Bond Fund.

     As noted above, the Adviser may also select other equity securities in addition to common stocks for investment by the Balanced Fund, such as preferred stocks, high grade securities convertible into common stocks and warrants. The Balanced Fund may invest up to 25% of its total assets in the securities of foreign issuers, either directly, or in the form of American or European Depository Receipts, and up to 10% of the value of its net assets, together with all other investments which are not readily marketable, in securities which have not been registered under the Securities Act of 1933, as amended, and which therefore are subject to restrictions on resale. (See the information set forth above under "Management Policies - Equity Fund" for more information on these types of investments.) The Balanced Fund does not invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants which are not listed on the New York or American Stock Exchanges.

     In addition, the Balanced Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, bankers' acceptances, time deposits, repurchase agreements and other high quality debt instruments in order to maintain a temporary "defensive" posture when, in the opinion of the Adviser, it is advisable to do so.

     Cash Management Fund - The Cash Management Fund pursues its objective by investing in a broad range of high quality, short-term money market instruments and repurchase agreements. The money market instruments in which the Fund may invest have remaining maturities not exceeding thirteen months and are determined by Fund management to present minimal credit risk pursuant to procedures established by the Board of Trustees. Such instruments include: U.S. Government securities; bank obligations, such as negotiable certificates of deposit, bankers' acceptances and fixed time deposits; commercial paper; corporate debt securities; variable and floating rate demand notes and master demand notes. The average weighted portfolio maturity of the Cash Management Fund does not exceed 90 days and it attempts to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so. The Cash Management Fund has not commenced operations as of the date of this Prospectus.

     Generally, the securities in which the Cash Management Fund may invest will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are more susceptible to market volatility. At the time of investment by the Cash Management Fund, each security in which it may invest must be (i) rated within the two highest ratings categories of at least two of the nationally recognized statistical rating organizations that have rated the security; (ii) if rated by only one such rating organization, rated within the two highest rating categories of that rating organization; or (iii) if unrated, determined by the Adviser to be of an investment quality comparable to the rated securities in which the Cash Management Fund may invest pursuant to guidelines established by the Board of Trustees. Such securities will include, for example, commercial paper rated "A-2" or better by S&P or "P-2" or better by Moody's, corporate debt securities rated "AA" or better by S&P or "Aa" or better by Moody's, and notes rated "SP-2" or better by S&P or "MIG-2" or "VMIG-2" or better by Moody's. Investments in securities rated within the second highest rating categories will be limited to no more than 5% of the Cash Management Fund's assets. See the "Appendix" in the Statement of Additional Information for a description of Moody's and S&P's ratings. The acquisition of each security which qualifies for investment by the Cash Management Fund under (ii) or (iii) above must also be approved or ratified by the Board of Trustees. In addition, the Board will ratify the assessment of minimal credit risk relating to each security acquired pursuant to guidelines established by the Board of Trustees.

     In pursuing its investment objective, the Cash Management Fund reserves freedom of action to invest more than 25% of its total assets in instruments issued by domestic banks, which could increase the Fund's exposure to economic or regulatory developments related to or affecting such banks. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of banks, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

Description of Securities and Other Investment Practices

     Convertible Securities (The Equity Fund and the Balanced Fund) - A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

     In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock.

     U.S. Government Securities (All Funds) - Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. A Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

     Repurchase Agreements (All Funds) - Repurchase agreements involve the acquisition by a Fund of a security, subject to an obligation of the seller to repurchase, and the Fund to resell, the security at a fixed price, usually not more than one week after its purchase. The Funds' custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by a Fund. In an attempt to reduce the risk of incurring a loss on the repurchase agreement, a Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to highest rated securities of the type in which a Fund may invest. It will also require that the repurchase agreement be at all times fully collateralized in an amount at least equal to the repurchase price including accrued interest earned on the underlying securities, and that the underlying securities be marked to market every business day to assure that the repurchase agreement remains fully collateralized. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, the maturities of the underlying securities will have to be taken into account by the Cash Management Fund in calculating its average weighted portfolio maturity in the event the seller of the repurchase agreement fails to perform under the agreement. If bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. A Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     Bank Obligations (All Funds) - Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Commercial Paper (All Funds) - Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions (see "Variable and Floating Rate Demand and Master Demand Notes" below for more details) as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such instruments.

     Other Mutual Funds (All Funds) - Each Fund may invest in shares of other management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results is duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     Corporate Debt Securities (All Funds) - A Fund's investments in corporate debt may include U.S. dollar- or foreign currency-denominated corporate bonds, debentures, notes and other similar corporate debt instruments of domestic and foreign issuers, which meet the previously disclosed minimum ratings and maturity criteria established for each Fund under the direction of the Board of Trustees and the Adviser or, if unrated, are in the Adviser's opinion comparable in quality to rated corporate debt securities in which each Fund may invest. The Cash Management Fund may only invest in U.S. dollar denominated corporate debt securities. The rate of return or return of principal on some debt obligations in which the Funds may invest may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Variable and Floating Rate Demand and Master Demand Notes (All Funds) - A Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over oneyear but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate of the prevailing rate for securities with a seven-day or other designated maturity. The Cash Management Fund only purchases demand instruments which provide that the Fund may receive the principal amount of the note upon not more than 30 days' notice. A Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 10% of that Fund's net assets.

     A Fund may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for commercial paper obligations.

     When-Issued or Delayed-Delivery Securities (All Funds, Except the Cash Management Fund) - New issues of fixed-income securities usually are offered on a when-issued or delayed-delivery basis, which means that delivery and payment for such securities ordinarily take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on such securities are fixed at the time the Fund enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a when-issued or delayed-delivery security prior to its stated delivery date. No additional when-issued commitments will be made if more than 20% of a Fund's net assets would be so committed.

     Securities purchased on a when-issued or delayed-delivery basis and certain other securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to the risk that such fluctuations will occur prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve an additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of a Fund consisting of cash, cash equivalents or U.S. Government securities or other liquid debt securities at least equal at all times to the amount of the when-issued commitments will be established and maintained at the Fund's custodian bank.

     Foreign Securities (All Funds, except as specifically noted) - A Fund may invest directly in both sponsored and unsponsored U.S. dollar- or foreign currency-denominated corporate debt securities, certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities (the Cash Management Fund may only invest in U.S. dollar-denominated foreign debt securities), and the Equity Fund and the Balanced Fund may invest directly in foreign equity securities and in securities represented by European Depository Receipts ("EDRs") or American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe.

     There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

     In addition, with respect to all ADRs and EDRs, there is always the risk of loss due to currency fluctuations.

     Zero Coupon and Payment In Kind Securities (The Intermediate Bond Fund and the Balanced Fund) - A Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK securities"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one- third of the bond's term to maturity. PIK securities are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund will accrue income on such investments based on an effective interest method, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. As a result, a Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Lower Rated Securities (All Funds, Except the Cash Management Fund) - Debt securities rated lower than investment grade involve much greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. They are also subject to greater credit risks (including,  without  limitation,  the possibility of default by or bankruptcy of the issuers of such  securities)  than securities in higher rating categories. In this connection, there have been recent instances of such defaults and bankruptcies which were not foreseen by the financial and investment communities. The lower quality and unrated obligations in which the Funds may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by large uncertainties or major risk exposures to adverse conditions. The value of such obligations may be more susceptible to real and perceived adverse economic or industry conditions than is the case of higher rated securities. The Funds are dependent on the Adviser's judgment, analysis and experience in the evaluation of high yield obligations. In evaluating the creditworthiness of a particular issue, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, the ability of the issuer's management and regulatory matters. The Adviser will attempt to reduce the risks of investing in lower rated or unrated obligations through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets. The Funds will also take such action as they consider appropriate in the event of anticipated financial difficulties, default or bankruptcy of the issuers of any such obligation.

Derivatives

     Call and Put Options on Specific Securities (The Equity Fund and the Balanced Fund) - A Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities. A Fund may write covered call and put option contracts to the extent of 10% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option written by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by a Fund is covered when, among other things, cash, cash equivalents or U.S. Government securities or other liquid debt securities are placed in a segregated account to fulfill the obligation undertaken.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction", which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. A Fund will realize a profit or loss from a closing purchase or sale transaction depending on the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     A Fund treats options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, as not readily marketable and, therefore, subject to the limitations under "Certain Fundamental Policies" below.

     A Fund purchases options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

     Stock Index Options (The Equity Fund and the Balanced Fund) - A Fund may purchase and write put and call options on stock indexes listed on national securities exchanges as an investment vehicle for the purpose of realizing its investment objectives or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Should a Fund seek to engage in transactions concerning put and call options on stock indexes, options would be purchased or written with respect to not more than 25% of the value of the Fund's net assets.

     The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segments, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     A Fund engages in stock index option transactions only when determined by the Adviser to be consistent with the Fund's investment objectives. There can be no assurance that the use of these portfolio strategies will be successful. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian, cash or U.S. Government securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or the Fund will otherwise cover the transaction. Although a Fund intends to purchase or write only those stock index options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain stock index options, with the result that a Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to stock index options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a covered position with respect to any call option it writes, the Fund may not sell the underlying securities used as cover during the period it is obligated under an option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     Futures Transactions - In General (All Funds as noted below, except the Cash Management Fund) - The Funds are not commodity pools. However, the Funds may engage in futures transactions, including those relating to indexes, as described below.

     A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund may not engage in such activities if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options would exceed 5% of the fair market value of a Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. In connection with its futures transactions, a Fund will establish and maintain at its custodian bank a segregated account consisting of cash or high quality money market instruments in an amount generally equal to the market value of the underlying commodity less any amount deposited as margin. The segregation of such assets will have the effect of limiting a Fund's ability to otherwise invest those assets.

     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position at the then prevailing price, which will operate to terminate the Fund's existing position in the contract.

     Although a Fund will intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     In addition, due to the risk of an imperfect correlation between securities in the Fund's portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indexes, the risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as accurately anticipated when the hedge is established.

     Stock Index Futures (The Equity Fund and the Balanced Fund) - A Fund may purchase and sell stock index futures contracts. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. A Fund will intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. A Fund may not purchase or sell stock index futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged.

     While incidental to its securities activities, a Fund may use stock index futures as a substitute for a comparable market position in the underlying securities.

     There can be no assurance of a Fund's successful use of stock index futures as a hedging device. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with the movement in the stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than the margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction.

     Successful use of stock index futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, a Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Interest Rate Futures (The Intermediate Bond Fund and the Balanced Fund) - A Fund may purchase an interest rate futures contract in anticipation of a decline in interest rates, and resulting increase in market price, in debt securities the Fund intends to acquire. A Fund may sell an interest rate futures contract in anticipation of an increase in interest rates, and resulting decline in market price, in debt securities the Fund owns. An interest rate futures contract is an agreement to purchase or sell an agreed amount of debt securities at a set price for delivery on a future date. These transactions are subject to similar risk factors as those described above with respect to stock index futures. A Fund may not purchase or sell interest rate futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged.

     Options on Futures (All Funds, except the Cash Management Fund) - A Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option. The risks associated with these transactions are similar to those described above with respect to options on securities. A Fund may not purchase or write options on futures if, immediately thereafter, more than 25% of its net assets would be hedged.

     Forward Foreign Currency Exchange Contracts (All Funds, except the Cash Management Fund) - A Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is a contract individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies. The purpose of entering into these contracts is to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. In addition, a Fund may purchase forward contracts for non-hedging purposes when the Adviser anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities. However, forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into forward foreign currency exchange contracts.

     Mortgage-Related  Securities (The  Intermediate  Bond Fund and the Balanced
Fund) - Mortgage pass- through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the "CPR") or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage- related securities.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association "GNMA"); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass- through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers of the mortgage poolers.

     Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity and principal payment schedule. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "Investment Restrictions" in the Statement of Additional Information.

     The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities and, if necessary, the Prospectus will be revised accordingly.

     Other Asset-Backed  Securities (The Intermediate Bond Fund and the Balanced
Fund) - Other asset- backed securities (unrelated to mortgage loans) have been offered to investors, such as Certificates for Automobile Receivables ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are "passed through" monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust or by the existence of a subordinated class of securities. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARSSM if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under "Mortgage- Related Securities". Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.

     Lending Portfolio Securities (All Funds) - To earn additional income, a Fund may lend securities from its portfolio to brokers, dealers or other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33% of a Fund's total assets. In connection with such loans, a Fund will receive collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

     Certain Fundamental  Policies (All Funds, except as noted below - Each Fund
(i) may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (ii) may pledge, hypothecate, mortgage or otherwise encumber its assets, but only in an amount up to 10% of the value of its total assets to secure borrowings for temporary or emergency purposes, or up to 20% in connection with the purchase and sale of put and call options; (iii) may invest up to 5% of the value of its total assets in the securities of any one issuer (This restriction applies only with respect to 75% of the total assets of each Fund, other than the Cash Management Fund for which the restriction is applied to 100% of its total assets); (iv) may invest up to 25% of its total assets in any single industry, except with respect to the Cash Management Fund's investment in domestic banks; and (v) may invest up to 10% of its total assets in time deposits maturing from two business days through seven calendar days. The Equity Fund may invest up to 10% of its net assets in securities that have not been registered under the Securities Act of 1933, as amended, and therefore are subject to restrictions on resale, in repurchase agreements providing for settlement in more than seven days after notice and in securities that are not readily marketable (including those options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, which are not readily marketable). Subject to this limitation, the Equity Fund may invest in securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities. Each of the other Funds may invest up to 10% of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in securities that are not readily marketable. Included in this limitation are "restricted" securities and any other assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation. Restricted securities for purposes of this limitation do not include investments by these Funds in securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities (see "Investment Objectives and Management Policies - Rule 144A Securities" in the Statement of Additional Information for further details). This paragraph describes fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of each Fund's outstanding voting shares. See "Investment Objectives and Management Policies Investment Restrictions" in the Statement of Additional Information.

     Other Investment Considerations - Investment decisions for each Fund are made independently from those of other investment advisory accounts that may be advised by the Adviser or Sub-Adviser. However, if such other investment advisory accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Fund invests at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by the Fund.

                             Management of the Funds

Investment Adviser and Administrator


     Teton Advisers LLC, located at One Corporate Center, Rye, New York 10580-1434, is adviser to the Funds. The Adviser, formed in 1994, is a Texas limited liability company. Gabelli and its affiliates own a majority of the Adviser. Gabelli and Teton are registered investment advisers. The Adviser has entered a Sub-Advisory Agreement with Westwood.

     Under the Sub-Advisory Agreement, the Adviser pays Westwood out of its advisory fees with respect to the Funds a fee computed daily and payable monthly in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all the Funds or (ii) 35% of the net revenues to the Adviser from the Funds. Westwood Management Corp., formed in 1983 and located at 885 Third Avenue, New York, New York 10022, is a registered investment adviser managing, as of September 30, 1995, an aggregate of approximately $718 million in separate accounts, primarily corporate pension funds. Susan M. Byrne, President of the Sub- Adviser since 1985, is responsible for the day-to-day management of the Equity Fund's portfolio. Patricia R. Fraze, Senior Vice President of the Sub-Adviser since 1992, is responsible for the day-to-day management of the Intermediate Bond Fund's portfolio. Ms. Fraze joined the Sub-Adviser in 1990. Ms. Byrne and Ms. Fraze are jointly responsible for the day-to-day management of the Balanced Fund's portfolio. Westwood Management is a wholly owned subsidiary of Southwest Securities Group, Inc., a Dallas based securities firm.

     The  Adviser is  responsible  for  overseeing  Westwood's  activities.  The
Investment Advisory Agreement provides that the Adviser will supervise and manage each Fund's investment activities on a discretionary basis and oversee the administration of each Fund's business and affairs. In this connection the Adviser is responsible for maintaining certain of the Funds' books and records and performing other administrative aspects of the Funds' operations to the extent not performed by the Funds' custodians, transfer agents and dividend disbursing agents. The Adviser is permitted to subcontract at its own expense those administrative responsibilities to persons it believes are qualified to perform such services and has retained Furman Selz LLC (the "Administrator") to serve as administrator with respect to the Funds. As compensation for its services and related expenses, the Trust will pay the Adviser a fee computed daily and payable monthly in an amount equal on an annualized basis to 1.0% for the Equity Fund, .50% for the Cash Management Fund, .60% for the Intermediate Bond Fund and .75% for the Balanced Fund of each Fund's daily average net asset value. The fees paid by the Trust for the Equity Fund and the Balanced Fund are higher than the fees paid by most funds for such services and related expenses. The Funds will also pay the Adviser or Distributor separately for any costs and expenses incurred in connection with distribution of the classes of each Fund's shares in accordance with the terms of their respective Plans of Distribution adopted for such classes pursuant to Rule 12b-1 under the 1940 Act.

     The Adviser has retained at its own cost Furman Selz LLC ("Furman Selz") to provide administrative services with respect to the Funds. Furman Selz is located at 230 Park Avenue, New York, New York 10169. Furman Selz is a registered transfer agent and broker-dealer and acts as administrator and general distribution agent for certain other investment companies.


Distributor

     Gabelli & Company, Inc. serves as the distributor (the "Distributor") of the Funds and is an indirect subsidiary of Gabelli Funds, Inc. The business address of Gabelli & Company, Inc. is One Corporate Center, Rye, New York 10580-1434.

     The Funds have entered into a Distribution Agreement with the Distributor authorizing reimbursement of expenses (including overhead) incurred by the Distributor and its affiliates as described above. Distribution activities include, without limitation, advertising the Funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel of any of them for sales of shares of the Funds, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel of any of them (including the Adviser and its personnel) for providing services to shareholders of the Funds relating to their investment in the Funds, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses (including statements of additional information) of the Funds and the preparation, production and dissemination of sales, marketing and shareholder servicing materials, ordinary or capital expenses, such as equipment, rent, fixtures, salaries, bonuses, reporting and recordkeeping and third party consultancy or similar direct and indirect expenses relating to any activity for which payment is authorized by the Board of Trustees. To the extent any of these payments is based on allocations by the Distributor, the Funds may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Funds' Shares. In the unlikely event that a court were to find that these laws prevent such banks from providing the services described above, the Funds would seek alternative providers and expects that shareholders would not experience any disadvantage.

     The Funds have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which the Service Class of each Fund may reimburse the Distributor on a monthly basis for costs and expenses of the Distribution in connection with the distribution and marketing of Service Class shares. These costs and expenses, which are subject to a maximum limit of .25% per annum of the average daily net assets of the Service Class of the Cash Management Fund,
 .35% per annum of the average daily net assets of the Intermediate Bond Fund and .50% per annum of the Service Class of the Equity Fund and the Balanced Fund,
include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds. Each Fund's Service Class will pay all costs and expenses in connection with the preparation, printing and distribution of its Prospectus to current shareholders and the operation of its Plan, including related legal
and  accounting   fees.  No  Service  Class  will  be  liable  for  distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund year.

                               Purchase of Shares

     Purchase of Fund shares may be made through brokerage accounts maintained through Gabelli & Company or through any other firm with whom the Fund enters into an arrangement for the distribution of its shares on substantially identical terms as those agreed upon with Gabelli & Company. Purchases may also be made through any registered broker-dealer with whom Gabelli & Company enters into a selling agreement ("Soliciting Broker- Dealers"). Payment for the shares must be made directly to the firm through which the order was placed or to the Fund's transfer agent. Gabelli & Company may enter into selling or selected broker-dealer agreements with Soliciting Broker-Dealers pursuant to which Gabelli & Company may reallow a portion of the sales charge to Soliciting Broker-Dealers in accordance with the schedule set forth below. The reallowance to Soliciting Broker- Dealers may be changed at any time by Gabelli & Company.

     Service Class Shares of the Funds (except the Cash Management Fund) are offered with a maximum sales charge of 4.00%. Retail Class Shares and both classes of Shares of the Cash Management Fund are no-load. The minimum initial investment is $1,000. There is no minimum initial investment for accounts establishing an Automatic Investment Plan. Custodial accounts for minor children are also available. There is no minimum for subsequent investments. Shares of the Funds are sold at the public offering price based on the net asset value per share next determined after receipt of an order by the Funds' Distributor or transfer agent in proper form with accompanying check or bank wire payment arrangements satisfactory to the Funds. Although most shareholders elect not to receive stock certificates, certificates for whole shares can be obtained on specific written request to the Transfer Agent.

     Shares of the Funds may be purchased through registered broker-dealers. Certain broker-dealers may impose the respective sales charge or otherwise may charge the investor a fee for their services. Compensation to sales persons may vary depending upon which class of shares they sell. Such fees may vary among broker-dealers, and such broker-dealers may impose higher initial or subsequent investment requirements than those established by the Funds. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of such Fund's shares in that account.

     Prospectuses, sales material and subscription order forms ("applications") may be obtained from your broker- dealer or the Distributor. The Funds and the Distributor reserve the right in their sole discretion (1) to suspend the offering of the Funds' shares and (2) to reject purchase orders when, in the judgment of the Funds' management, such rejection is in the best interest of the Funds. The calculation of net asset value per share is performed at 12:00 noon for the Cash Management Fund and at 4:15 p.m. for the other Funds on each day that the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e., the value of its assets less its liabilities) by the total number of shares outstanding. All expenses of the Funds are accrued daily and taken into account for the purpose of determining net asset value.

     In determining net asset value, securities listed on an exchange are valued on the basis of the last sale price prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     With respect to written options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value. See "Determination of Net Asset Value" in the Statement of Additional Information.

Mail

     To make an initial purchase by mail, contact your broker or send a completed application for Service Class shares with a check for the amount of the investment payable to: The Westwood Funds, P.O. Box 8308, Boston, MA 02266-8308.

     Subsequent purchases do not require a completed application and can be made by (1) mailing a check to the same address noted above or by (2) bank wire, as indicated below. The exact name and number of the shareholder's account should be clearly indicated.

Bank Wire

     To initially purchase shares of the Funds using the wire system for transmittal of money among banks, contact your broker or telephone the Funds at 1-800-WESTWOOD to obtain a new account number. The investor should instruct a Federal Reserve System member bank to wire funds to: State Street Bank and Trust

Company, ABA #011-0000-28 REF DDA #99046187, Attn: Shareholder Services, Re: The Westwood Funds, A/C #, Account of (Registered Owner), 225 Franklin Street, Boston, MA 02110.

     There may be a charge by your bank for transmitting the money by bank wire but State Street Bank and Trust Company does not charge investors in the Funds for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day.

Personal Delivery

     Contact your broker or deliver a check made payable to "The Westwood Funds" along with a completed subscription order form to: The Westwood Funds, The BFDS Building, 7th Floor, Two Heritage Drive, North Quincy, MA 02171.

Telephone Investment Plan

     You may purchase additional shares of the Funds by telephone through your broker or the Automated Clearinghouse (ACH) system as long as your bank is a member of the ACH system and you have a completed, approved Investment Plan application on file with our Transfer Agent. The funding for your purchase will be automatically deducted from the ACH eligible account you designate on the application. Your investment will normally be credited to your Westwood Fund account on the first business day following your telephone request. Your request must be received no later than 4:00 p.m. eastern time. There is a minimum of $100 for each telephone investment. Any subsequent changes in banking information must be submitted in writing and accompanied by a sample voided check. To initiate an ACH purchase, please call 1-800-WESTWOOD. Fund shares purchased through the Telephone or Automatic Investment Plan will not be available for redemption for up to fifteen (15) days following the purchase date.

Automatic Investment Plan

     The Funds offer an automatic monthly investment plan, details of which can be obtained from the Distributor. There is no minimum initial investment for accounts establishing an automatic investment plan.

Systematic Withdrawal Plan

     The Funds offer a systematic withdrawal program for shareholders whereby they can authorize an automatic redemption on a monthly, quarterly or annual basis. Details can be obtained from your broker or the Distributor.

Other Investors

     No minimum initial investment is required for officers, directors or full-time employees of the Funds, other investment companies managed by the Sub-Adviser, the Adviser, the Administrator, the Distributor or their affiliates, including members, of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

Sales Charges

     Service Class Shares of the Funds will be offered to accounts at a price equal to their net asset value plus a sales charge, as described below, on a continuous basis through entities that have entered into a Dealer Agreement with the Distributor. Shares issued through the automatic reinvestment of income dividends or capital gains are not subject to any sales charges. Each Fund would receive the entire net asset value of its shares sold to investors through reinvestment. The Distributor's commission is the sales charge shown below less any applicable discount "reallowed" to selected brokers and agents. Normally, the Distributor will reallow discounts to selected brokers and agents in the amounts indicated in the table below. From time to time, however, the Distributor may elect to reallow the entire sales charge to selected brokers or agents for all sales with respect to which orders are placed with the Distributor during a particular period. A selected broker who receives reallowance equal to or in excess of such a sales charge may be deemed an "Underwriter" under the Securities Act of 1933.

                                                  Total Sales Load
                                                  ----------------
                                                                      Dealers'
                                                                     reallowance
                                       As a % of       As a % of       as % of
                                       offering         amount        offering
      Amount of Transaction              price         invested         price
      ---------------------              -----         --------         -----
Less than $100,000 ...............        4.0%           4.2%            3.5%
$100,000-$249,999 ................        3.0%           3.1%            2.5%
$250,000-$500,000 ................        2.0%           2.0%            1.75%
$500,000-$9 99,999 ...............        1.0%           1.0%            0.75%
$1,000,000 and over ..............      No Load        No Load         No Load


Reduced Sales Charges

     A reduction of sales charges rates in the tables above may be obtained as follows:

Right of Accumulation A "single purchaser" (as defined below) is entitled to a reduced sales charge and will be credited with amounts currently and previously paid to purchase shares (sold subject to a sales charge) of the Funds. The Right of Accumulation is illustrated by the following example: if a previous purchase currently valued in the amount of $95,000 had been made subject to a sales charge and the shares are still held, a current purchase of $6,000 will qualify for a 3.0% sales charge. The reduced sales charge is applicable only to current purchases. The term "single purchaser" refers to (1) an individual, (2) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, or (3) a trustee or other fiduciary purchasing for any one trust, estate, or fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Sections 401 or 403 of the Internal Revenue Code (the "Code") but not for a group formed to acquire shares). To be entitled to a reduced sales charge for shares already owned, the investor must notify the Distributor or the Transfer Agent at the time of the purchase that he wishes to take advantage of such entitlement, and give the numbers of his accounts, and those accounts held in the name of his spouse or for minor children, the age of any such child and the specific relationship of each such person to the investor.

Letter of Intent

     By initially investing at least $1,000 and submitting a Letter of Intent to the Distributor, a "single purchaser" may make purchases of shares of one of the Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter.

Other Circumstances

     No sales charge is imposed on shares of the Funds: (1) sold to persons described under "Purchase of Shares - Other Investors" with respect to whom no minimum investment is required; (2) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party;
(3) sold to charities and endowments and other tax-exempt organizations enumerated in Section 501(c)(3) of the Code; or (4) sold through asset allocation programs of an affiliate of the Adviser.

                              Redemption of Shares

     Redemption requests may be made through a brokerage firm with which the shareholder maintains a brokerage account. A shareholder desiring to redeem Fund shares represented by certificates must also present the certificates to a brokerage firm endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by the Fund's transfer agent in proper form.

     Redemption requests made through Gabelli & Company with respect to uncertificated shares must be in writing addressed to the Fund's transfer agent at the address and in accordance with the signature guarantee procedures specified below under "Redemption by Mail" in order to be deemed in proper form or, if a brokerage account is maintained by a shareholder with Gabelli & Company, in writing, by telephone or in person. Redemption requests made through brokerage firms other than Gabelli & Company need to be made in accordance with that brokerage firm's redemption procedures.

     Upon receipt by the Distributor or the Transfer Agent of a redemption request in proper form, shares of the Funds will be redeemed at their next determined net asset value. Redemption requests received after the time as of which each Fund's net asset value is determined on a particular day will be redeemed at the next determined net asset value of such Fund on the next day that net asset value is determined. Checks for redemption proceeds will normally be mailed to the shareholder's address of record within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to 15 days. The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in gain or loss for income tax purposes. Redemption requests may be made by letter to the Transfer Agent, specifying the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates for the shares to be redeemed are outstanding, presentation of such certificates properly endorsed is also required. Signatures on a redemption request and/or certificates must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities and Exchange Act of 1934, which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations (signature guarantees by notaries public are not acceptable). Shareholders may also redeem a Fund's shares through certain registered broker-dealers, who have made arrangements with the Funds permitting them to redeem shares by telephone or facsimile transmission and who may charge shareholders a fee for this service if they have not received any payments under the Distribution Plan.

     Further  documentation,   such  as  copies  of  corporate  resolutions  and
instruments of authority, are normally requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

     If the Board of Directors should determine that it would be detrimental to the remaining shareholders of the Funds to make payment wholly or partly in cash, the Funds may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Funds, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. Under such circumstances, shareholders of the Funds receiving distributions in kind of securities will incur brokerage commissions when they dispose of the securities.

     The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the New York Stock Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by order permitted such suspension or (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.

     To minimize expenses, the Funds reserve the right to redeem, upon not less than 30 days notice, all shares of the Funds in an account (other than an IRA) which as a result of shareholder redemption has a value below $500. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Telephone Redemption By Check

     The Funds accept telephone requests for redemption of unissued shares, subject to a $25,000 limitation. By calling 1-800-WESTWOOD, you may request that a check be mailed to the address of record on the account, provided that the address has not changed within thirty (30) days prior to your request. The check will be made payable to the person in whose name the account is registered and will normally be mailed within seven (7) days.

     The Fund and its transfer agent will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. If the Fund or its transfer agent fail to use reasonable procedures, the Fund might be liable for losses due to fraudulent instructions. A shareholder may redeem shares by telephone unless he elects in the subscription order form not to have such ability.

By Bank Wire

     The Funds accept telephone requests for wire redemption in excess of $1,000 (but subject to a $25,000 limitation) to a bank predesignated either on the application or in a subsequent written authorization with the signature guaranteed. The Funds accept signature guaranteed written requests for redemption by bank wire without limitation. The proceeds are normally wired on the following business day. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with a signature guarantee.

     Requests for telephone redemption must be received between 9:00 a..m. and 4:00 p.m. eastern time. If your telephone call is received after this time or on a day when the New York Stock Exchange is not open, the request will be entered the following business day. Shares are redeemed at the net asset value next determined following your request. Fund shares purchased by check or through the automatic purchase plan will not be available for redemption for up to fifteen
(15) days following the purchase. Shares held in certificate form must be returned to the Transfer Agent for redemption of shares. Telephone redemption is not available for IRAs. The proceeds of a telephone redemption may be directed to an existing account in another of the Funds, provided the account is registered in the redeeming shareholder's name. See "Exchange of Fund Shares."

Check Writing

     A check redemption ($500 minimum, no maximum) feature is available with respect to the Cash Management Fund. Checks are free and may be obtained through the Distributor. It is not possible, however, to use a check to close out your account since additional dividends accrue daily.

Reinstatement Privilege

     A shareholder in any Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 30 days of the original redemption. This privilege must be affected within 30 days of the redemption and may be exercised only once. The shareholder must reinvest in the same Fund, class and account from which the shares were redeemed. A redemption is a taxable transaction and gain or loss may be recognized for Federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired. See "Dividends, Distribution and Taxes" for an explanation of circumstance in which sales load paid to acquire shares of the Funds may be taken into account in determining gain or loss on the disposition of those shares.

                                Retirement Plans

     The Funds have available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Funds is $1,000 for an individual, except that both the individual and his or her spouse may establish separate IRAs if their combined investment is $1,250. There is no minimum for additional investment in an IRA account. Investors who are self-employed may purchase shares of the Funds through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R.-S.10 plans. The Funds do not currently act as Sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for an individual under such plans is $1,000 and there is no minimum for additional investments. Under the Internal Revenue Code of 1986 (the "Code"), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $2,250 annually to either or both IRAs provided that no more than $2,000 be contributed to the IRA of either spouse.

     Investors should be aware that they may be subject to penalties of additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRA accounts or other retirement plans should write or telephone the Distributor.

                            Exchange of Funds Shares

     The Funds offer two convenient ways to exchange shares in a class of one Fund for shares in a corresponding class of another fund managed by the Adviser or its affiliates. Before engaging in an exchange transaction, a shareholder should read carefully the portions of this Prospectus or the other Prospectus(es) describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of a corresponding class of another fund if either are not legally qualified or registered for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $1,000. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days' written notice to shareholders.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales load.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholder should receive written confirmation of the exchange within a few days of the completion of the transaction.

     In the case of transactions subject to a sales charge, the sales charge will be assessed on an exchange of shares, equal to the excess of the sales load applicable to the shares to be acquired, over the amount of any sales load previously paid to the Distributor on the shares to be exchanged. No service fee is imposed. See "Dividends, Distributions and Taxes" for an explanation of circumstances in which sales load paid to acquire shares of the Funds may not be taken into account in determining gain or loss on the disposition of those shares.

Exchange by Mail

     To exchange Fund shares by mail, simply send a letter of instruction to your broker or the Distributor. The letter of instruction must include: (i) your account number; (ii) the names of the Funds from and into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by a member of a national securities exchange or by a commercial bank or trust company. Corporations, trusts, partnerships or other legal entities will be required to furnish other documentation. Please call your broker or the Funds for more information.

Exchange by Telephone

     To exchange Fund shares by telephone or if you have any questions, simply call your broker or the Funds toll free at 1-800-WESTWOOD. You should be prepared to give the telephone representative the following information; (i) your account number, social security number and account registration; (ii) the names of the Funds from and into which you wish to exchange your investment, and
(iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application.

                       Dividends, Distributions and Taxes


     Each Fund intends to qualify annually and to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds did so qualify for the previous taxable year and intend to continue to so qualify. By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code. The requirements for qualification may cause a Fund to restrict the degree to which it engages in short-term trading, and transactions in options and futures contracts. In addition, the Code subjects regulated investment companies, such as the Funds, to a non-deductible 4% excise tax each calendar year to the extent that such investment companies do not distribute substantially all of their taxable investment income and capital gain, generally determined on a calendar year respectively and the one year period ending October 31 of each calendar year basis.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). Investment company taxable income will be distributed by the Equity Fund annually and the Balanced Fund quarterly. The Intermediate Bond Fund and the Cash Management Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains to reduce the amount of distributions paid. In addition, any losses incurred in the taxable year subsequent to October 31, may be deferred to the next taxable year and used to reduce subsequent year distributions (see "Dividends, Distributions and Taxes" in the Statement of Additional Information). You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the class in which you are invested at the next determined net asset value without a sales load.


     In the case of the Cash Management Fund, shares purchased will begin earning dividends on the day the purchase order is executed and Federal funds are received by the Fund, and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. With respect to the other Funds, shares purchased will begin earning dividends on the day following the date of settlement and shares redeemed will earn dividends through the date of redemption.


     Dividends from net investment income or distributions of net realized short-term securities gains to shareholders generally are taxable as ordinary income whether received in cash or reinvested in additional shares. Distributions from net realized long-term securities gains to shareholders are taxable as long-term capital gains whether received in cash or reinvested in additional shares. Under current law, the net capital gain of an individual will not be taxed at a stated rate in excess of 28%.


     Special tax rules may apply to a Fund's acquisition of futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses, and, for purposes of qualifying as a regulated investment company, may limit the extent to which a Fund may be able to engage in such transactions.


     It is anticipated that a portion of the dividends paid by the Equity Fund and the Balanced Fund will qualify for the dividends-received deduction available to corporations, however, pending tax law proposals may affect the dividends-received deduction. The dividends paid by the other Funds are not expected to so qualify. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends -- received deduction.


     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of a Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales load with respect to the newly acquired shares is reduced as a result of having incurred a sales load initially. The portion of the sales load affected by this rule will be treated as a sales load paid for the new shares.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that it is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

     Those Funds which may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country.

     Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account. Dividends and distributions may be subject to state and local taxes. Dividends paid or credited to accounts maintained by non-resident shareholders may also be subject to U.S. non- resident withholding taxes as discussed above. You should consult your tax adviser regarding specific questions as to Federal, state and local income and withholding taxes.

                             Performance Information

     A Fund may, from time to time, include its yield, if applicable, and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the Securities and Exchange Commission. Shareholders of the Service Class of shares will generally experience a lower return on their investment than shareholders of the Retail Class because of the additional 12b-1 fees to which Service Class shareholders may be subject.

     Quotations of "yield" for a Fund that is not a money market fund will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

     Quotations of "yield" for a money market fund, such as the Cash Management Fund, will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

     "Effective yield" for a money market fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect a fund's performance only during the particular seven-day period on which the calculations are based.

     A Fund's average annual total return is expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund or for shorter time periods depending upon the length of time during which the Fund has operated), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as the Standard & Poor's Composite Stock Price Index, the Dow Jones Industrial Average, indices prepared by Lipper Analytical Services, Morningstar ratings and other entities or organizations which track the performance of investment companies.

     Performance will vary and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Any additional 12b-1 fees paid by the Service Classes of the Funds will cause their yield and performance to be lower than that of the Retail Classes. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

                               General Information

     The Funds are series portfolios of The Westwood Funds, a Massachusetts business trust (the "Trust") organized pursuant to an Agreement and Declaration of Trust (the "Trust Agreement"), as amended and restated on June 12, 1986. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each share has one vote and, when issued, is fully paid and non-assessable. The Board of Trustees may, in the future, authorize the issuance of other series of shares of beneficial interest representing shares of other investment portfolios which may consist of separate classes as in the case of the Funds. Each additional portfolio within the Trust is separate for investment and accounting purposes and is represented by a separate series of shares. Each portfolio will be treated as a separate entity for Federal income tax purposes.

     Each Fund is comprised of two classes of shares - the "Retail Class" and the "Service Class." The classes have identical rights with respect to the series portfolio of which they are a part; however, there are certain matters affecting one class but not another, such as the existence of a load and the amount of permissible payments under a distribution plan, which may be considered to create a preference. On all such matters, shareholders vote as a class, and not by series. Service Class shares are sold to investors who purchase their shares through an entity that has signed a Dealer Agreement with the Distributor. Retail Class shares are sold to all other investors, including shares sold by dealers for certain retirement plans and to those who contact the Fund directly or purchase shares through an entity that has signed an agreement other than a Dealer Agreement (e.g., Charles Schwab & Co., Inc. or Fidelity Brokerage Services).

     Shareholders have the right to vote on the election of Trustees and on any and all matters which, by law or the provisions of the Trust's Declaration of Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee on behalf of the Trust. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust. As described under "Management of the Funds" in the Statement of Additional Information, the Funds ordinarily will not hold shareholder meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Under the Trust Agreement, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee either by declaration in writing or by vote cast in person or by proxy at a meeting called for such purpose. In connection with the calling of such shareholder meetings, shareholders will be provided with communication assistance.

     State Street Bank and Trust Company and its affiliate, Boston Financial Data Services, maintains a record of share ownership and sends to shareholders confirmations and statements of account.

     Shareholder inquiries may be made by writing to the Westwood Funds at One Corporate Center, Rye, New York 10580-1434 or by calling 1-800-WESTWOOD.


     Upon request, Gabelli & Company, Inc. will provide without a charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF FUND SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE WESTWOOD FUNDS
One Corporate Center
Rye, New York 10580-1434

General and Account Information:
1-(800) WESTWOOD
1-(800) 938-7966
Fax-1 (914) 921-5118

Investment Adviser
Teton Advisers LLC
One Corporate Center
Rye, New York 10580-1434

Investment Sub-Adviser
Westwood Management Corp.
885 Third Avenue
New York, New York 10022

Distributor
Gabelli & Company, Inc.
One Corporate Center
Rye, New York 10580-1434

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Legal Counsel
Baker & McKenzie
805 Third Avenue
New York, New York 10022


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Fee Table .................................................................    2
Financial Highlights ......................................................    3
Description of the Funds ..................................................    3
Management of the Funds ...................................................   16
Purchase of Shares ........................................................   18
Redemption of Shares ......................................................   21
Retirement Plans ..........................................................   23
Dividends, Distributions and Taxes ........................................   24
Performance Information ...................................................   26
General Information .......................................................   27




                                 ===== The =====

                                    Westwood

                                ===== Funds =====


                                     [LOGO]


                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND
                          WESTWOOD CASH MANAGEMENT FUND



                                  Service Class
                                   Prospectus

--------------------------------------------------------------------------------


                                January 30, 1996


--------------------------------------------------------------------------------

                               THE WESTWOOD FUNDS

                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)

                                January 30, 1996


     The Westwood Funds (the "Trust") is an open-end, diversified, management investment company, known as a mutual fund, which currently consists of four separate investment portfolios referred to as the Westwood Equity Fund (the "Equity Fund"), the Westwood Cash Management Fund (which is a money market fund portfolio) (the "Cash Management Fund"), the Westwood Intermediate Bond Fund (the "Intermediate Bond Fund") and the Westwood Balanced Fund (the "Balanced Fund") (collectively, the "Funds"). Each Fund issues two separate classes of shares, referred to as the "Service Class" and the "Retail Class" (formerly "Institutional Class").


     This Statement of Additional Information provides information about both classes of shares. It is not a prospectus, but supplements and should be read in conjunction with the Funds' current Prospectus, dated January 30, 1996, as it may be revised from time to time. To obtain a copy of the Funds' Prospectus, please write to the Funds at One Corporate Center, Rye, New York, 10580 or call
(800) WESTWOOD (1-800-937-8966).


     Teton Advisers LLC (the "Adviser") serves as the Funds' investment adviser and administrator. Westwood Management Corp. (the "Sub-Adviser") serves as sub-adviser to the Funds.

     Gabelli  &   Company,   Inc.   serves  as  the  Funds'   distributor   (the
"Distributor").


                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
    General Information and History ..................................     B-2
    Investment Objectives and Management Policies ....................     B-2
    Management of the Funds ..........................................     B-9
    Investment Advisory and Other Services ...........................     B-13
    Purchase and Redemption of Shares ................................     B-17
    Determination of Net Asset Value .................................     B-17
    Shareholder Services .............................................     B-18
    Dividends, Distributions and Taxes ...............................     B-19
    Performance Information ..........................................     B-22
    Information About the Funds ......................................     B-23
    Custodian, Transfer and Dividend Disbursing Agent,
      Counsel and Independent Accountants ............................     B-24
    Appendix .........................................................     B-25
    Financial Statements .............................................     B-26

                         GENERAL INFORMATION AND HISTORY


     The Adviser, which was organized in 1994, is a registered investment adviser and has no history of operations, is a subsidiary of Gabelli Funds, Inc. which was organized in 1980 and is currently a registered investment adviser to fourteen management investment companies. The business address of Gabelli Funds, Inc. is One Corporate Center, Rye, New York 10580-1434. GAMCO Investors, Inc. ("GAMCO") a majority owned subsidiary of Gabelli Funds, Inc. acts as investment adviser for individuals, pension and profit sharing trusts, institutions and endowments. As of December 31, 1995 GAMCO had aggregate assets in excess of $5 billion under management.


     On August 20, 1991, the Board of Trustees approved the change in the name of the Trust from "The Westwood Fund" to "The Westwood Funds" and the name of the Trust's initial series of shares from "The Westwood Fund" to "Westwood Equity Fund". In addition, at the same time the Board authorized the designation of three new series of shares of the Trust, "Westwood Cash Management Fund", "Westwood Intermediate Bond Fund" and "Westwood Balanced Fund".

     On November 18, 1991, the Board of Trustees authorized the establishment and implementation of a multi-class structure and thereby authorized the designation of two separate classes of shares within each Fund, referred to as "Institutional Class" shares and "Service Class" shares. The "Institutional" Class has been renamed to be the "Retail" Class.

                  INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

     The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Description of the Funds."

     The Funds will not (i) invest in real estate limited partnerships, (ii) engage in the short-selling of securities, (iii) engage in arbitrage, or (iv) as a fundamental policy, issue senior securities (collateral arrangements with regard to initial and variation margin on futures and options transactions shall not be considered the issuance of a senior security), except as permitted by Investment Restriction No. 7 set forth under "Investment Restrictions" below.

     Certificates of Deposit (All Funds). Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit (CDs) may be purchased by the Funds are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

     The Funds may purchase CDs issued by banks, savings and loan associations and similar institutions with less than one billion dollars in assets, which have deposits insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC, provided a Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the FDIC. Interest payments on such a CD are not insured by the FDIC. A Fund would not own more than one such CD per such issuer.

     Closed-End  Investment Company Securities (The Equity Fund and the Balanced
Fund). The Equity Fund may purchase securities of closed-end investment companies in the open market where no commission except the ordinary broker's commission is paid, which purchases are limited to a maximum of (i) 3% of the total voting stock of any one closed-end investment company, (ii) 5% of the Equity Fund's net assets with respect to any one closed-end investment company and (iii) 10% of the Equity Fund's net assets in the aggregate, or may receive such securities as part of a merger or consolidation.

     Options on Securities (The Equity Fund and the Balanced Fund). A Fund may engage in options transactions, such as purchasing call and put options on securities and writing covered call and put options on securities. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on a Fund's portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     So long as a Fund's obligation as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the national securities exchange on which the option is written.

     An options position may be closed out only where there exists a secondary market for an option of the same series on a recognized national securities exchange or in the over-the-counter market. Because of this fact and current trading conditions, the Funds expect to purchase only call or put options issued by the Clearing Corporation. The Funds expect to write options on national securities exchanges and in the over-the-counter market.

     While it may choose to do otherwise, a Fund generally purchases or writes only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the facilities of the Clearing Corporation and the national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Stock Index Options (The Equity Fund and the Balanced Fund). A Fund may purchase and write put and call options on stock indexes listed on national securities exchanges in order to realize its investment objectives or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

     Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     Interest  Rate  Futures  Contracts  (The  Intermediate  Bond  Fund  and the
Balanced Fund). These Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher yielding short-term securities or waiting for the long-term market to stabilize.

     Stock Index Futures Contracts (The Equity Fund and the Balanced Fund). These Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contracts was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

     The Funds intend to utilize stock index futures contracts only for the purpose of attempting to protect the value of their common stock portfolios in the event of a decline in stock prices and, therefore, usually will be sellers of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect a Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If a Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Funds also may buy or sell stock index futures contracts to close out existing futures positions.

     Options on Futures (All Funds, except the Cash Management Fund). The Funds may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

     The Funds may use options on futures contracts solely for bona fide hedging or other appropriate risk management purposes. If a Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by a Fund for the option. If market conditions do not favor the exercise of the option, a Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

     If a Fund writes a call (put) option on a futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, a Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of securities held or to be acquired for the Fund's portfolio. If the option is exercised, a Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, a Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

     The holder or writer of an option on futures contracts may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     Forward Foreign Currency Exchange Contracts (All Funds, except the Cash Management Fund). The Funds may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     The Funds may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

     The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Funds' custodian will place cash or liquid high grade debt securities into a segregated account of a Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

     The Funds generally will not enter into a forward contract with a term of greater than one year. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. While the Funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

     Lending Portfolio Securities (All Funds). To a limited extent, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Funds consider collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Funds to be the equivalent of cash. Such loans may not exceed 33-1/3% of a Fund's total assets. From time to time, a Fund may return to the borrower and/or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission currently requires that the following conditions must be met whenever a Fund's portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) while voting rights on the loaned securities may pass to the borrower, the Funds' Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

     Rule 144A Securities (All Funds). The Funds have adopted fundamental policies with respect to investments in illiquid securities (see Investment
Restrictions Nos. 10 and 11 below). Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Each Fund may invest up to 5% of its total assets in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering". Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional inventors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to each Fund's investment restriction on illiquid securities.

     The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

     The Adviser will monitor the liquidity of restricted securities in a Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 5% of the Fund's average daily net assets.

     Investment Restrictions. The Funds have adopted the following restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940 (the "Act")) of each Fund's outstanding voting shares. Each Fund, except as otherwise indicated, may not:

     1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer. This restriction applies only with respect to 75% of each Fund's total assets, except with respect to the Cash Management Fund for which the restriction applies to 100% of its total assets.

     2. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer. This restriction applies only with respect to 75% of each Fund's total assets.

     3. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of a Fund's investments in all such companies to exceed 5% of the value of its total assets.

     4. Purchase or retain the securities of any issuer if the officers or Trustees of the Funds or the officers or Directors of the Adviser who individually own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

     5. Purchase, hold or deal in commodities or commodity contracts, but the Funds may engage in transactions involving futures contracts and related options, including the futures and related options transactions as described in the Prospectus and Statement of Additional Information.

     6. Purchase, hold or deal in real estate, or oil and gas interests, but the Funds may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate. The Funds have no present intention to invest in companies that invest or deal in real estate.

     7. Borrow money or pledge, mortgage or hypothecate its assets, except as described in the Funds' Prospectus and the Statement of Additional Information and in connection with entering into futures contracts, but the deposit of assets in escrow in connection with the writing of covered call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margins for futures contracts will not be deemed to be pledges of a Fund's assets.

     8. Lend any funds or other assets except through the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or the purchase of bankers' acceptances and commercial paper of corporations. However, each Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Funds' Trustees.

     9. Act as an underwriter of securities of other issuers.

     10. The Equity Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, including certain securities which are subject to legal or contractual restrictions on resale, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested. This restriction applies to those options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, which are not readily marketable.

     11. Each Fund other than the Equity Fund, may not enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, if, in the aggregate, more than 10% of the value of a Fund's net assets would be so invested. Included in this category are "restricted" securities and any other assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation. Restricted securities for purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities.

     12. Enter into time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 10% of a Fund's total assets.

     13. Invest in the securities of a company for the purpose of exercising management or control, but each Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     14. Purchase securities on margin, but the Funds may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and the Funds may make margin payments in connection with transactions in options and futures.

     15. Purchase or sell put and call options, or combinations thereof, except as set forth in the Prospectus and Statement of Additional Information.

     16. Invest more than 25% of its assets in investments in any particular industry or industries, provided that, when a Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements in respect of the foregoing. This 25% limitation does not apply with respect to the Cash Management Fund's investment in domestic banks.

     17. The Equity Fund shall not purchase warrants in excess of 2% of net assets. (For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Equity Fund in units or attached to securities shall not be included within this 2% restriction.) The Balanced Fund shall not invest more than 5% of its net assets in warrants, no more than 2% of which may be invested in warrants which are not listed on the New York or American Stock Exchanges.

     The  limitations  set forth  above in  restriction  no. 1 do not apply with
respect  to  securities  issued  by  the  U.S.   Government,   its  agencies  or
instrumentalities.

     In order to permit the sale of shares of the Funds in certain states, the Funds may make commitments more restrictive than the restrictions described above. Consequently, while investment restriction no. 2 above states that it applies only with respect to 75% of total assets, the Funds' have voluntarily undertaken to apply the restriction with respect to 100% of each Fund's total assets. Should a Fund determine that any such commitment is no longer in the best interests of a Fund and its shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved.

     If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUNDS

     Trustees and officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is deemed to be an "interested person" of the Funds, as defined in the Act, is indicated by an asterisk.

Trustees and Officers of the Funds


     ANTHONY J. COLAVITA, (60) Trustee. President and Attorney at Law in the firm of Anthony J. Colavita, P.C. Director of Gabelli Global Series Funds, Inc., Gabelli Investor Funds, Inc., The Gabelli Convertible Securities Fund, Inc., Gabelli Equity Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Value Fund Inc., Gabelli Capital Series Fund, Inc., Gabelli International Growth Fund, Inc., and a Trustee of The Gabelli Growth Fund, The Gabelli Money Market Funds, and The Gabelli Asset Fund.

     JAMES P. CONN, (57) Trustee. Managing Director/Chief Investment Officer, Financial Security Assurance, since 1992. President and Chief Executive Officer of Bay Meadows Operating Company from 1988 through 1992. Director of The Gabelli Equity Trust Inc. and Gabelli Global Multimedia Trust Inc., Trustee of The Gabelli Asset Fund and The Gabelli Growth Fund.

     WERNER ROEDER, M.D., (55) Trustee. Director of Surgery, Lawrence Hospital and practicing private physician. Director of Gabelli Investor Funds, Inc., Gabelli Gold Fund, Inc., Gabelli Capital Series Fund, Inc., Gabelli International Growth Fund, Inc. and Gabelli Global Series Funds, Inc.,

     SUSAN M. BYRNE*, (49 ) Trustee. President of Westwood Management Corp.


     The Funds'  Trustees  were  elected at a meeting  of  shareholders  held on
September 30, 1994. Ordinarily, there will be no further meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of not less than two-thirds of the Fund's outstanding shares may remove a Trustee through a declaration in writing or by vote casting person or by proxy at a meeting called for that purpose. In accordance with the Act under the Fund's Agreement and Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.


     The Fund does not pay any remuneration to its officers and Trustees other than fees and expenses to Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, Sub-Adviser or the Distributor, which totalled for all such Trustees $13,800 for the fiscal year ended September 30, 1995. For fiscal 1996, each Trustee other than Susan Byrne is paid $2,500 and $250 for each meeting attended.


Officers of the Funds Not Listed Above


BRUCE N. ALPERT, (44) Vice President.

     President of the Adviser since 1994. Vice President, Treasurer and Chief Financial and Administrative Officer of the Investment advisory division of Gabelli Funds, Inc., Treasurer of the Gabelli Equity Trust Inc. and Gabelli Global Multimedia Trust Inc., Vice President and Treasurer of the Gabelli Value Fund Inc., The Gabelli Asset Fund, The Gabelli Growth Fund, since June 1988; Vice President and Treasurer of the Gabelli Money Market Funds; Gabelli Investor Funds, Inc., Gabelli International Growth Fund, Inc., Gabelli Capital Series Funds, Inc., Gabelli Gold Fund, Inc. and Gabelli Global Series Funds, Inc. His address is One Corporate Center, Rye, New York 10580.

JOHN J. PILEGGI, (36) Treasurer.
     Senior Managing Director of the Sub-Administrator since 1984. His address is 230 Park Avenue, New York, New York 10169.



JAMES E. McKEE, (32) Secretary.
     Secretary of the Adviser since 1995. Vice President and General Counsel of the Investment Advisory Division of Gabelli Funds, Inc.; Secretary of all Funds advised by Gabelli Funds, Inc. since August 1995. Vice President and General Counsel of GAMCO Investors Inc. since 1993. Formerly Branch Chief of the U.S. Securities and Exchange Commission in New York from 1992 through 1993. Staff attorney with the Securities and Exchange Commission in New York from 1989 through 1992. His address is One Corporate Center, Rye, New York 10580.

JOAN V. FIORE, (39) Assistant Secretary.
     Managing Director and Counsel of the Sub-Administrator since 1991. Attorney with the Securities and Exchange Commission from 1986 to 1991. Her address is 230 Park Avenue, New York, New York 10169.

GORDON M. FORRESTER, (34) Assistant Treasurer.
     Managing Director of the Sub-Administrator since 1986. His address is 230 Park Avenue, New York, New York 10169.


SHERYL HIRSCHFELD, (35) Assistant Secretary.
     Director, Corporate Secretary Services of the Sub-Administrator since November 1994. The Dreyfus Corporation 1982-1994. Her address is 230 Park Avenue, New York, New York 10169.


     Trustees and officers of the Funds, as a group, owned of record ________ shares or ____% of the Balanced Fund, ________ shares or ____% of the Equity Fund and ______ shares or _____% of the Intermediate Bond Fund on December 22, 1995.

     The following persons were known by the Funds to own of record 5% or more of the outstanding voting securities of each Fund on December 22, 1995:

Name and Address                                                 Percentage
of Holder of Record                                               of Fund
-------------------                                               -------
                                   EQUITY FUND
Service Class


       Southwest Securities Inc.,                                  29.23%
       FBO James L. McCready
       PO Box 509002
       Dallas, TX  75250-9002

       Southwest Securities Inc.,                                   5.66%
       FBO Michael H. Fields
       PO Box 509002
       Dallas, TX  75250-9002

       Southwest Securities Inc.,                                  59.46%
       FBO Joseph J. Fox
       PO Box 509002
       Dallas, TX  75250-9002

 Retail Class
       The Bank of Tokyo Trust Co., TTEE                           60.66%
       FBO The Komatsu Dresser Co. Sav. Plan
       Pension & Investment
       Attn: Melissa Kruppa
       100 Broadway 5th Fl.
       New York, NY  10005-1904

       State Street Bank & Trust Co.                                7.47%
       Cust. for the IRA Rollover of
       Leeda J. O'Grady Fletcher
       387 Croton Lake Road
       Mount Kisco, NY  10549-4225

Name and Address                                                 Percentage
of Holder of Record                                               of Fund
-------------------                                               -------


       TCTCO                                                       10.03%
       7001 Preston Road LB 30
       Dallas, TX  75205-1190


                             INTERMEDIATE BOND FUND
Retail Class

       TCTCO                                                       23.68%
       7001 Preston Road LB 30
       Dallas, TX  75205-1190

       Trust Company of Texas Corporate                            17.93%
       7001 Preston Road
       Suite 300
       Dallas, TX  75205-1185

       Southwest Securities Inc.                                   30.68%
       FBO Guarantee & Trust Co., TR
       PO Box 509002
       Dallas, TX  75250-9002


                                  BALANCED FUND
Retail Class

       Robert P. Julius TTEE                                        6.09%
       Nice Pak Products Inc.
       401K Savings Plan-- Employee
       2 Nice Pak Park
       Orangeburg, NY 10962-1317

       Robert L. Trimble Managing Gen Ptnr                          8.41%
       R L Trimble Ltd
       A Texas Limited Partnership
       4400 Thanksgiving Tower
       Dallas, TX  75201




Service Class
       Southwest Securities Inc. Cust.                              9.34%
       James E. Williams IRA
       Attn:  Mutual Funds Dividends Dept.
       1201 Elm Street, Suite 4300
       Dallas, TX  75270-2134

       Southwest Securities                                         5.71%
       FBO Margaret Blaker IRA
       1201 Elm Street, Suite 4300
       Dallas, TX  75270-2134

                     INVESTMENT ADVISORY AND OTHER SERVICES

     The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Management of the Funds."

     Investment Advisory Agreements. The Adviser retains Westwood Management Corp. ("Westwood" or the "Sub-Adviser") to furnish investment advice and manage the Funds' assets. The Sub-Adviser received no fees for the period between April 8, 1993 and November 3, 1993.

     Each Advisory and  Sub-Advisory  Agreement is subject to annual approval by
(i) the Funds' Board of Trustees or (ii) vote of a majority (as defined in the Act) of the outstanding voting securities of each Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not "interested persons" (as defined in the Act) of the Funds or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement is terminable without penalty, on 60 days' notice, by the Funds' Board of Trustees or, by vote of the holders of a majority of each Fund's shares, or by the Adviser, upon not less than 60 days' notice with respect to the Investment Advisory Agreement for each Fund. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the Act).

     The Sub-Adviser manages each Fund's portfolio of investments in accordance with the stated policies of each Fund, subject to the approval of the Funds' Board of Trustees. The Sub-Adviser is responsible for investment decisions, and provides each Fund with Investment Officers who are authorized by the Board of Trustees to execute purchases and sales of securities. The Funds' Investment Officers are Susan M. Byrne and Patricia N. Fraze. All purchases and sales are reported for the Trustees' review at the meeting subsequent to such transactions.

     The fees paid to the Adviser are allocated between the classes of shares based upon the amount of assets in each such class. As compensation for its services under the Advisory Agreement, the Adviser is paid a monthly advisory fee.


     As compensation for its advisory and administrative services under the Advisory Agreement for the Equity Fund, the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund, Teton is paid a monthly fee based upon the average daily net asset value of each Fund, at the following annual rates: 1.0%, .50%, .60% and .75%, respectively. Under the Sub-Advisory Agreement, the Adviser pays Westwood out of its advisory fees with respect to the Funds a fee computed daily and payable monthly in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all the Funds or (ii) 35% of the net revenues to the Adviser from the Funds.

     For the fiscal year ended September 30, 1993, the fees charged to the Equity Fund by Westwood were $77,317. For the year ended September 30, 1993, Westwood voluntarily waived advisory fees of $28,611, $11,026 and $21,990 from the Equity Fund, Intermediate Bond Fund and Balanced Fund, respectively. For the year ended September 30, 1994, Westwood charged advisory fees of $53,481, $29,245 and $73,635 and waived fees of $44,969, $22,653 and $65,878 for the
Equity Fund, Intermediate Bond Fund and Balanced Fund, respectively. For the year ended September 30, 1995, Teton Advisers, LLC charged Advisory fees of $118,524, $28,016 and $97,048 and waived fees of $80,907, $27,288 and $75,402 for the Equity Fund, Intermediate Bond Fund and Balanced Fund respectively.


     The Adviser is responsible for overseeing Westwood's activities as Sub-Adviser. Westwood assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Westwood and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement Westwood's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Westwood and the fee for Westwood is not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Westwood in serving both the Funds and other accounts it manages and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Westwood in carrying out its obligations to the funds, although not all of these services are necessarily useful and of value in managing the Funds. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. While Westwood generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commissions available.

     As permitted by section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), Westwood may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Westwood an amount of undisclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction. Westwood may also effect transactions through a broker affiliated with the Adviser and Southwest Securities Group, Inc. subject to compliance with the 1940 Act.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Westwood may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.


     Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 1995, September 30, 1994 and September 30, 1993 the turnover rates were 107%, 137% and 102% in the case of the Equity Fund, 165%, 203% and 222% in the case of the Intermediate Bond Fund and 133%, 168% and 192% in the case of the Balanced Fund; however, in periods in which extraordinary market conditions prevail, the Adviser will not be deterred from changing investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. For the fiscal years ended September 30, 1993, 1994 and 1995, the Equity Fund paid brokerage commissions of $40,197, $19,515 and $28,530, respectively. For the fiscal years ended September 30, 1993, 1994 and 1995, the Intermediate Bond Fund paid brokerage commissions of $0, $0 and $110, respectively, and the Balanced Fund paid brokerage commissions in the amount of $10,401, $34,283 and $23,156, respectively. None of these amounts were paid to the current or former Distributor.

     The Adviser is responsible for overseeing the administration of each Fund's business and affairs, including the maintenance of certain of the Fund's books and records and the performance of other administrative aspects of the funds' operations to the extent not performed by the Funds' custodians, transfer agents and dividend disbursing agents. The adviser is permitted to subcontract at its own expense the administrative responsibilities to persons it believes are qualified to perform such services and has retained Furman Selz LLC to provide administrative services with respect to the Funds. Pursuant to the Sub-Administration Contracts, Furman Selz provides management and administrative services necessary for the operation of the Funds, including, among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds' Adviser and Sub-Adviser, transfer agent, custodians, independent accountants, legal counsel and others. In addition, the Administrator furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with the Administrator. For the year ended September 30, 1993, Furman Selz voluntarily waived administrative services fees of $8,244 and $12,072 from the Intermediate Bond Fund and the Balanced Fund, respectively. For the year ended September 30, 1994, Furman Selz charged administrative service fees of $17,827, $18,544 and $28,419 and waived administrative service fees of $0, $3,721, and $1,642 for the Equity Fund, the Intermediate Bond Fund and the Balanced Fund, respectively. For the fiscal year ended September 30, 1995, Furman Selz waived all administrative service fees.


     Distribution of Fund Shares. The Funds also retain Gabelli to serve as principal underwriter and distributor (the "Distributor") for the shares of the Funds pursuant to Distribution Contracts (the "Distribution Contracts"). The Distribution Contracts provide that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

     The Funds have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which the Service Class shares of each Fund may reimburse the Distributor on a monthly basis in amounts described in the Prospectus for costs and expenses of marketing such shares. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit these classes and their shareholders.


     The Plan provides that it may not be amended to increase materially the costs which Service Classes may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the Act) of the Funds nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Funds' Trustees have been committed to the discretion of the Trustees who are not "interested persons" of the Funds. The Plan was approved by shareholders on January 15, 1991 and is subject to annual approval by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Service Classes at any time by a vote of a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of each such class. Rule 12b-1 payments in the amount of $144 were accrued as of September 30, 1993 with respect to the Service class of shares of the Balanced Fund. No payments were made with respect to the other Funds under the Plan for the year ended September 30, 1993. Rule 12b-1 payments in the amounts of $574, $525 and $56,229 were accrued as of September 30, 1994 with respect to the Service Class shares of the Equity Fund, the Intermediate Bond Fund and the Balanced Fund, respectively. Rule 12b-1 payments in the amounts of $870, $18 and $41,708 were accrued as expenses for the year ended September 30, 1995 with respect to the Service Class shares of the Equity Fund, the Intermediate Bond Fund and the Balanced Fund, respectively.


     On  September  30,  1994,  the  Funds'  shareholders  approved  a  Plan  of
Distribution for the Retail Class shares pursuant to Rule 12b-1 (the "Retail 12b-1 Plan").

     The Retail 12b-1 Plan authorizes payments by the Funds in connection with the distribution of its Retail Class shares at an annual rate, as determined from time to time by the Board of Trustees, of up to .25% of the Funds' average daily net assets. Payments will be accrued daily and paid monthly or at such other intervals as the Board may determine and may be paid in advance of actual billing, based on estimates of actual expenditures incurred during the period. Payments may be made in subsequent years for expenses incurred in prior years if such payment is separately authorized by the Board. The Board, however, has no legal obligation to authorize such payments in the future and thus may not authorize them.

     Payments may be made by the Funds under the Retail 12b-1 Plan for the purpose of financing any activity primarily intended to result in the sale of the Retail Class shares of the Funds as determined by the Board of Trustees. Such activities typically include advertising, compensation for sales and sales marketing activities of the distributor and other banks, broker-dealers and service providers, shareholder account servicing, production and dissemination of prospectus and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a plan of distribution, the Funds may also make payments to finance such activity outside of the Proposed 12b-1 Plan and not be subject to its limitations.

     The Retail 12b-1 Plan of the Funds has been implemented by written agreements between the Funds and/or Gabelli & Company, Inc. (the "Distributor") and each person (including the Distributor) to which payments may be made. Administration of the Retail 12b-1 Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses for which payments are made and that the Board of Trustees approve all agreements implementing the Retail 12b-1 Plan and other requirements of rule

12b-1. Approval by a majority of the Board of Trustees who are not interested persons of the Trust is required for all payment determinations. The Retail 12b-1 Plan or any separate agreement thereunder may be terminated by either a majority of the Board or a majority of disinterested Trustees.

     The Board of Trustees has approved implementation of the Retail 12b-1 Plan through the Proposed Advisory Agreements which provide for separate payments pursuant to a plan of distribution, and by having the Funds enter into a Distribution Agreement with the Distributor authorizing reimbursement of expenses (including overhead) incurred by the Distributor and its affiliates up to the .25% rate authorized by the Institutional 12b-1 Plan. Distribution activities include, without limitation, advertising the Funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel of any of them for sales of shares of the Funds, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel of any of them (including Westwood and its personnel) for providing services to shareholders of the Funds relating to their investment in the Funds, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses (including statements of additional information) of the Funds and the preparation, production and dissemination of sales, marketing and shareholder servicing materials; ordinary or capital expenses, such as equipment, rent, fixtures, salaries, bonuses, reporting and recordkeeping and third party consultancy or similar direct and indirect expenses relating to any activity for which payment is authorized by the Board of Trustees; and the financing of any activity for which payment is authorized by the Board of Trustees. To the extent any of these payments is based on allocations by the Distributor, the Funds may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Funds' Shares. In the unlikely event that a court were to find that these laws prevent such banks from providing the services described above, the Funds would seek alternative providers and expect that shareholders would not experience any disadvantage.


     Expenses and Expense Information. The Adviser has agreed that if in any fiscal year the aggregate expenses of a Fund (including fees pursuant to an Advisory Agreement, but excluding taxes, brokerage, interest on borrowings and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the fees to be paid to the Adviser, or the Adviser will bear, such excess expense, in the proportion of its advisory fee to the extent required by state law. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. Although there is no certainty that the state limitations will be in effect in the future, the most restrictive of these limitations on an annual basis with respect to the Funds are currently 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1.5% of average daily net assets in excess of $100 million. No expense reimbursements were required for the year ended September 30, 1994. Teton Advisers LLC reimbursed the Funds during fiscal 1995. Expenses in the amount of $33,736 for the Equity Fund, $57,838 for the Intermediate Bond Fund and $43,740 for the Balanced Fund were voluntarily reimbursed during the period ended September 30, 1994.


                        PURCHASE AND REDEMPTION OF SHARES


   Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and each Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered in that shareholder's name, or by seeking other redress. If a Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make such Fund whole.

                        DETERMINATION OF NET ASSET VALUE

     The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Purchase of Shares."

Valuation of Portfolio Securities -- Amortized Cost.

     As indicated under "Fund Share Valuation" in the Prospectus, the Cash Management Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of the Cash Management Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Cash Management Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of thirteen months or less and invest only in certain eligible securities determined by the Funds' Board of Trustees to be of high quality with minimal credit risks. Pursuant to Rule 2a-7, the Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Cash Management Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Cash Management Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

     The other Funds value their portfolio securities in accordance with the procedures described in the Prospectus.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              SHAREHOLDER SERVICES

     Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Funds make available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Funds make available Keogh Plans, IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts," and 403 (b)(7) Plans. Plan support services are also available. For details contact the Distributor by calling toll free 1-800-WESTWOOD (1-800-937-8966). The Fund has the right to terminate any of these plans at any time giving proper notice to existing accounts.

     Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans. The Funds can also be used as vehicles for existing pension and profit-sharing plans.

     A fee may be charged by the entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity which acts as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans, and SEP-IRAs, with more than one participant, is $1,000, with no minimum on subsequent purchases. The minimum initial investment for Distributor- sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant is normally $750, with no minimum on subsequent purchases.
Individuals who open an IRA also may open a non-working spousal IRA with a minimum investment of $250.

     The investor should read the Prototype Retirement Plan and the relevant form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Dividends, Distributions and Taxes."


     The Funds intend to continue to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income. In determining the amount of capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid. In addition, any losses incurred in the taxable year subsequent to October 31, may be deferred to the next taxable year and used to reduce distributions in the subsequent year.


     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     The Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.


     A Fund may be able to elect alternative tax treatment with respect to PFIC stock it has one election that is currently available, provided the appropriate information is received from the PFIC, allows a Fund generally includes in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.


     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.


     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares in a Fund will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividend received deduction from 70 to 50 percent.


     Distributions of net capital gains, if any, designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund's shares have been held by a shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.


     Investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. The price of shares purchased at that time includes the amount of the forthcoming distribution.


     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new Service Class shares of a Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.


     Certain of the options, futures contracts, and forward foreign currency exchange contracts in which certain of the Funds may invest are so-called "section 1256 contracts". With certain exceptions, realized gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisers in this regard.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.


     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisers in this regard.


     Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.


     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisers in this regard.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. Investors should consult their own tax advisers in this regard.

     Generally, a credit for foreign taxes is available but is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election to qualify as a regulated investment company, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

     The Funds are required to report to the Internal Revenue Service ("IRS") all distributions to shareholders except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.


     The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                             PERFORMANCE INFORMATION

     The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "Performance Information".

     The Funds may, from time to time, include their yield, effective yield and average annual total return in advertisements or reports to shareholders or prospective investors.

     Current yield for the Cash Management Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro-rata share of the Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Cash Management Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                  Effective Yield = [(Base Period Return + 1) 365/7]-1.

     Quotations of yield for the other Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[((a-b)/(cd)+1)^6-1]
where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                  P(1+T)^n=ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


     For the fiscal year ending September 30, 1993, the rate of total return for the Equity Fund Retail Class was 20.16%. For the fiscal year ended September 30, 1993, the rates of total return of the Retail Class of the Intermediate Bond Fund and the Balanced Fund were 10.24% and 17.60%, respectively, and for the Balanced Fund Service Class, 6.96%. For the fiscal year ended September 30, 1992, the rates of total return of the Intermediate Bond Fund and the Balanced Fund Retail Class were 11.87% and 7.32%, respectively. For the year ended September 30, 1994, for the Service class of shares the total rate of return of the Equity Fund, the Intermediate Bond Fund and the Balanced Fund were (.90%), (6.81%) and 4.67%, respectively, and for the Retail class of shares, total rate of return was 9.14%, (5.46%) and 5.30%, respectively. For the year ended September 30, 1995, for the Service Class of shares the total rate of return of the Equity Fund, the Intermediate Bond Fund and the Balanced Fund were 25.85%, 11.13% and 21.98%, respectively. For the year ended September 30, 1995, for the Retail Class of shares the total rate of return of the Equity Fund, the Intermediate Bond Fund and the Balanced Fund were 25.54%, (.95)% and 21.67%, respectively.


     Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Funds' expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do no reflect deductions for administrative and management costs.

     Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                           INFORMATION ABOUT THE FUNDS

     The following information supplements and should be read in conjunction with the section in the Funds' Prospectus entitled "General Information."

     The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The

Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of beneficial interest. Pursuant to that authority, the Board of Trustees has authorized the issuance of four series representing four portfolios of the Trust (i.e., the Funds).

     Except as noted below, each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. In the event of the liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets belonging to that Fund which are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not belonging to a Fund which are available for distribution.

     Each Fund is comprised of two classes of shares of beneficial interest -- "Retail Class" shares (formerly "Institutional Class") and "Service Class" shares. Retail Class shares and Service Class shares are identical in all respects, except that Service Class shares are subject to a sales load and bear higher expenses incurred in the distribution and marketing of such shares. These expenses are paid pursuant to the Rule 12b-1 Distribution Plan and Agreement described under "Investment Advisory and Other Services" in this Statement of Additional Information.

     All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series. For example, shareholders of each Fund will vote separately by series on matters involving investment advisory contracts and shareholders of each Class will vote separately by class for matters involving the Rule 12b-1 distribution plan. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of trustees and ratification of independent accountants), means the vote of a majority of each Fund's outstanding shares represented at a meeting. The term "majority", as defined by the Act when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or class (e.g., approval of investment advisory contracts or changing the fundamental policies of a Fund, or approving the Rule 12b-1 Distribution Plan and Agreement with respect to a class), means the vote of the lesser of (i) 67% of the shares of the Fund (or class) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund (or class). Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     The Funds send annual and semi-annual financial statements to all of their shareholders.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                       COUNSEL AND INDEPENDENT ACCOUNTANTS


     The Bank of New York, 110 Washington Street, New York, New York 10286, acts as the Funds' custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as transfer agent for the Trust. Neither State Street Bank and Trust Company, nor The Bank of New York takes any part in determining the investment policies of the Funds or which portfolio securities are to be purchased or sold by the Funds. Upon request, Gabelli & Company, Inc. will provide without charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.


     Baker & McKenzie, 805 Third Avenue, New York, New York 10022, passes upon certain legal matters in connection with the shares offered by the Funds and also acts as Counsel to the Funds.


     Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants, have been selected as independent accountants of the Funds.

                                    APPENDIX

     Descriptions of certain Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") corporate bond ratings:

S&P

AAA
Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA
Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A
Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB
Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus designation to show relative standing within the major ratings categories.

Moody's

Aaa
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds which are rated Aa are judged to be of higher quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end or a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

     Description of S&P and Moody's commercial paper ratings:

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

                              FINANCIAL STATEMENTS


     Attached hereto are the following: audited financial statements for the Funds dated September 30, 1995 and the Report of Price Waterhouse, LLP thereon.

Westwood Equity Fund
Portfolio of Investments -- September 30, 1995
================================================================================
                                                                        Market
                                                                        Value
   Shares                                                  Cost       (Note 2a)
   ------                                               ----------    ----------
              COMMON STOCKS -- 88.0%
              APPAREL -- 1.6%
    7,000     Nautica Enterprises, Inc.* ............   $  120,438    $  239,750
                                                        ----------    ----------
              AUTO RELATED -- 5.1%
    3,500     Chrysler Corporation ..................      162,590       185,500
    3,900     Daimler Benz Aktiengesellschaft+ ......      187,136       193,538
    7,200     Eaton Corp. ...........................      364,248       381,600
                                                        ----------    ----------
                                                           713,974       760,638
                                                        ----------    ----------
              BANKING -- 1.4%
    2,100     First Interstate Bancorp. .............      160,020       211,575
                                                        ----------    ----------
              BROADCASTING -- 2.2%
    6,500     Viacom Inc. Cl. B* ....................      236,748       323,375
                                                        ----------    ----------
              CAPITAL GOODS -- 8.8%
    7,300     Avnet, Inc. ...........................      278,969       376,863
    3,800     Fluke Corp. ...........................      103,198       144,400
    6,400     Fluor Corporation .....................      283,762       358,400
    6,494     Lockheed Martin Corp. .................      375,458       435,910
                                                        ----------    ----------
                                                         1,041,387     1,315,573
                                                        ----------    ----------
              COMPUTER EQUIPMENT -- 1.3%
    2,300     Dell Computer Corp.* ..................      117,589       195,500
                                                        ----------    ----------
              CONSUMER GOODS -- 2.5%
    7,300     Premark International, Inc. ...........      311,903       371,387
                                                        ----------    ----------
              ENERGY -- 7.0%
    6,300     Amoco Corporation .....................      381,957       403,987
    6,400     Murphy Oil Corporation ................      243,812       256,000
    6,100     Texaco Inc. ...........................      391,798       394,212
                                                        ----------    ----------
                                                         1,017,567     1,054,199
                                                        ----------    ----------
              HEALTH CARE -- 5.5%
    8,000     Emcare Holdings Corp.* ................       88,000       177,000
    5,500     Johnson & Johnson .....................      308,415       407,687
   13,500     Tenet Healthcare Corp.* ...............      204,428       234,562
                                                        ----------    ----------
                                                           600,843       819,249
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 2.8%
   11,300     Marriott International Inc. ...........      389,546       422,337
                                                        ----------    ----------
              INSURANCE -- 1.5%
    2,100     CIGNA Corp. ...........................      209,978       218,662
                                                        ----------    ----------
              MACHINERY -- 3.4%
    4,300     Deere & Company .......................      333,575       349,912
    5,400     Greenfield Industries, Inc. ...........      106,038       166,050
                                                        ----------    ----------
                                                           439,613       515,962
                                                        ----------    ----------
              MANUFACTURING -- 2.7%
    6,700     Eastman Kodak Company .................      368,853       396,975
                                                        ----------    ----------
              PHARMACEUTICALS -- 2.4%
    6,000     Biogen, Inc.* .........................      280,048       360,000
                                                        ----------    ----------
              RAW MATERIALS -- 3.9%
    6,700     Aluminum Company of America ...........      260,572       354,262
    3,300     E.I. du Pont de Nemours & Company .....      225,096       226,875
                                                        ----------    ----------
                                                           485,668       581,137
                                                        ----------    ----------
              REAL ESTATE INVESTMENT TRUSTS -- 7.7%
    9,600     Crescent Real Estate Equities, Inc. ...      293,832       295,200
    6,900     Duke Realty Investments ...............      199,121       214,763
    8,100     Highwoods Properties ..................      198,508       213,638
    4,000     Meditrust .............................      138,396       138,500
    5,600     Patriot American Hospitality, Inc.* ...      134,400       143,500
    7,600     Security Capital Pacific Trust ........      135,951       144,400
                                                        ----------    ----------
                                                         1,100,208     1,150,001
                                                        ----------    ----------
              RETAIL - SPECIALTY LINE -- 6.7%
    5,000     American Home Products Corp. ..........      381,868       424,375
   13,700     Federated Department Stores ...........      302,398       388,738
    4,700     Tiffany & Co. .........................      154,590       196,813
                                                        ----------    ----------
                                                           838,856     1,009,926
                                                        ----------    ----------
              SHELTER -- 2.7%
    8,800     PPG Industries, Inc. ..................      331,646       409,200
                                                        ----------    ----------
              TECHNOLOGY -- 7.9%
    5,500     Boeing Co.                                   243,973       375,375
    9,750     Computer Associates International,
                Inc. ................................      311,084       411,938
    2,200     International Business Machines
                Corporation .........................      199,653       207,625
    4,200     Sterling Software, Inc.* ..............      133,130       191,100
                                                        ----------    ----------
                                                           887,840     1,186,038
                                                        ----------    ----------
              TELECOMMUNICATIONS -- 2.9%
    6,700     AT&T Corp. ............................      338,329       440,525
                                                        ----------    ----------
              TRANSPORTATION -- 2.6%
    4,600     CSX Corporation .......................      346,538       386,975
                                                        ----------    ----------
              UTILITIES -- 5.4%
   10,300     GTE Corporation .......................      330,004       404,275
    9,100     Houston Industries Incorporated .......      350,858       401,537
                                                        ----------    ----------
                                                           680,862       805,812
                                                        ----------    ----------
              TOTAL COMMON STOCKS ...................   11,018,454    13,174,796
                                                        ----------    ----------
              U.S. TREASURY OBLIGATIONS -- 11.9%
1,775,000     Bills, 5.41%, 10/05/1995 ..............    1,773,940     1,773,940
                                                        ----------    ----------
              TOTAL U.S. TREASURY OBLIGATIONS .......    1,773,940     1,773,940
                                                        ----------    ----------
              TOTAL INVESTMENTS -- 99.9% ............  $12,792,394** $14,948,736
                                                       ===========

              Other assets less liabilities -- 0.1% .                     22,344
                                                                      ----------
              NET ASSETS -- 100.0% ..................                $14,971,080
                                                                     -----------
----------
 * Non-Income producing security.
** The cost of securities for Federal income tax purposes is $12,796,318.
 + ADR -- American Depository Receipts.

                 See accompanying notes to financial statements.

Westwood Intermediate Bond Fund
Portfolio of Investments -- September 30, 1995
================================================================================
                                                                         Market
                                                                         Value
Principal                                                  Cost        (Note 2a)
---------                                               ----------    ----------
              ASSET BACKED SECURITIES -- 8.3%
$  92,078     EQCC Home Equity 93-3a, 5.15%,
               9/15/2008 ............................   $   91,978    $   86,784
  100,000     Ford Credit Auto Loan Master Trust,
                6.50%, 8/15/2002 ....................       99,609       100,500
  155,409     GMAC Grantor Trust, 7.15%, 3/15/2000 ..      155,361       157,546
   50,000     Premier Auto Trust 1994-4, 6.45%,
                5/02/1998 ...........................       48,883        50,210
                                                        ----------    ----------
              Total Asset Backed Securities .........      395,831       395,040
                                                        ----------    ----------
              CORPORATE OBLIGATIONS -- 30.0%
              CAPITAL GOODS -- 0.5%
   25,000     Lockheed Martin Corp.,
                5.875%, 3/15/1998 ...................       25,094        24,795
                                                        ----------    ----------
              ENTERTAINMENT -- 2.2%
  100,000     Time Warner Inc., 7.45%,
                2/01/1998 ...........................       98,687       101,750
                                                        ----------    ----------
              FINANCIAL SERVICES -- 8.0%
  120,000     Ford Motor Credit Corp., 9.75%,
                5/06/1996 ...........................      122,522       122,640
                                                        ----------    ----------
  250,000     General Motors Acceptance Corp.,
                7.125%, 6/01/1999 ...................      248,913       254,688
                                                        ----------    ----------
                                                           371,435       377,328
                                                        ----------    ----------
              FOREST PRODUCTS & PAPER -- 2.5%
  100,000     Boise Cascade Corp., 9.45%,
                11/01/2009 ..........................      107,298       117,375
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 2.1%
  100,000     Marriott International Inc.,
                7.125%, 4/15/2005 ...................       99,086       100,875
                                                        ----------    ----------
              INDUSTRIAL GOODS -- 8.2%
  200,000     American Home Products Corp.,
                7.90%, 2/15/2005 ....................      199,610       216,500
   50,000     Eaton Corporation, 8.90%,
                8/15/2006 ...........................       57,098        58,125
  100,000     News American Holdings
                Inc., 12.00%, 12/15/2001 ............      112,759       111,875
                                                        ----------    ----------
                                                           369,467       386,500
                                                        ----------    ----------
              RETAIL STORES -- 2.3%
  100,000     Federated Department Stores,
                Inc., 10.00%, 2/15/2001 .............      108,811       108,800
                                                        ----------    ----------
              TECHNOLOGY -- 4.2%
  200,000     International Business Machines
                Corporation, 6.375%, 6/15/2000 ......      202,462       200,000
                                                        ----------    ----------
              Total Corporate Obligations ...........    1,382,340     1,417,423
                                                        ----------    ----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.9%
  125,000     Federal National Mortgage
                Association, 7.20%, 7/25/2025 .......      126,650       126,950
  105,000     Tennessee Valley Authority --
                Global Bond, 6.375%, 6/15/2005 ......      104,322       104,606
                                                        ----------    ----------

              Total U.S. Government
                Agency Obligations ..................      230,972       231,556
                                                        ----------    ----------

              U.S. TREASURY OBLIGATIONS -- 52.5%
   35,000     Bonds, 8.75%, 5/15/2017 ...............       36,814        43,386
   55,000     Bonds, 8.125%, 8/15/2019 ..............       54,225        64,524
  220,000     Bonds, 7.625%, 2/15/2025 ..............      247,015       248,916
  100,000     Notes, 8.50%, 11/15/1995 ..............      100,255       100,325
  125,000     Notes, 7.875%, 2/15/1996 ..............      125,616       125,994
  155,000     Notes, 7.375%, 5/15/1996 ..............      156,478       156,562
  315,000     Notes, 6.125%, 5/31/1997 ..............      316,446       316,272
  190,000     Notes, 7.25%, 2/15/1998 ...............      192,000       195,618
  335,000     Notes, 5.875%, 8/15/1998 ..............      334,061       334,752
  125,000     Notes, 7.75%, 11/30/1999 ..............      127,597       132,855
   50,000     Notes, 7.75%, 2/15/2001 ...............       49,891        53,858
  125,000     Notes, 7.875%, 8/15/2001 ..............      125,525       135,909
  140,000     Notes, 6.25%, 2/15/2003 ...............      133,222       140,801
   85,000     Notes, 7.25%, 5/15/2004 ...............       84,101        90,712
  150,000     Notes, 7.50%, 2/15/2005 ...............      149,672       163,368
   75,000     Notes, 6.50%, 5/15/2005 ...............       77,592        76,666
  100,000     Notes, 6.50%, 8/15/2005 ...............      102,524       102,414
                                                        ----------    ----------
              Total U.S. Treasury Obligations .......    2,413,034     2,482,932
                                                        ----------    ----------
              Total Investments -- 95.7% ............   $4,422,177*   $4,526,951
                                                        ----------    ----------
              Other assets less liabilities -- 4.3% .                    202,336
                                                                      ----------
              Net Assets -- 100.0% ..................                 $4,729,287
                                                                      ==========

*The cost of securities for Federal income tax purposes is $4,428,404.

                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1995
================================================================================
                                                                         Market
Principal/                                                               Value
 Shares                                                     Cost       (Note 2a)
----------                                              ----------    ----------
              ASSET BACKED SECURITIES -- 3.5%
$ 30,693      EQCC Home Equity 93-3a,5.15%,
                9/15/2008 ...........................   $   30,659    $   28,928
 130,000      Ford Credit Auto Loan Master
                Trust, 6.50%, 8/15/2002 .............      129,492       130,650
 233,113      GMAC Grantor Trust, 7.15%,
                3/15/2000 ...........................      233,041       236,319
 100,000      Premier Auto Trust 1994-4,
                6.45%, 5/02/1998 ....................       97,768       100,420
                                                        ----------    ----------
              Total Asset Backed Securities .........      490,960       496,317
                                                        ----------    ----------
              COMMON STOCKS -- 60.2%
              APPAREL -- 0.8%
   3,450      Nautica Enterprises, Inc.* ............       60,050       118,163
                                                        ----------    ----------
              AUTO RELATED -- 3.4%
   2,300      Chysler Corporation ...................      105,660       121,900
   2,200      Daimler Benz Aktiengesellschaft+ ......      101,432       109,175
   4,600      Eaton Corp. ...........................      232,003       243,800
                                                        ----------    ----------
                                                           439,095       474,875
                                                        ----------    ----------
              BANKING -- 1.0%
   1,400      First Interstate Bancorp ..............      104,974       141,050
                                                        ----------    ----------
              BROADCASTING -- 1.7%
   4,700      Viacom Inc. Cl B* .....................      177,762       233,825
                                                        ----------    ----------
              CAPITAL GOODS -- 6.2%
   4,700      Avnet, Inc. ...........................      169,489       242,638
   2,800      Fluke Corp. ...........................       74,671       106,400
   4,500      Fluor Corporation .....................      199,787       252,000
   4,127      Lockheed Martin Corp. .................      162,540       277,025
                                                        ----------    ----------
                                                           606,487       878,063
                                                        ----------    ----------
              COMPUTER EQUIPMENT -- 0.9%
   1,500      Dell Computer Corp.* ..................       78,619       127,500
                                                        ----------    ----------
              CONSUMER GOODS -- 1.8%
   5,100      Premark International, Inc. ...........      214,865       259,463
                                                        ----------    ----------
              ENERGY -- 5.1%
   4,200      Amoco Corporation .....................      252,860       269,325
   4,900      Murphy Oil Corporation ................      200,597       196,000
   4,000      Texaco Inc. ...........................      255,384       258,500
                                                        ----------    ----------
                                                           708,841       723,825
                                                        ----------    ----------
              HEALTH CARE -- 3.1%
   3,600      Johnson & Johnson .....................      197,345       266,850
   9,700      Tenet Healthcare Corp.* ...............      144,965       168,537
                                                        ----------    ----------
                                                           342,310       435,387
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 2.0%
   7,500      Marriott International Inc. ...........      256,340       280,312
                                                        ----------    ----------
              INSURANCE -- 1.0%
   1,400      CIGNA Corp. ...........................      139,899       145,775
                                                        ----------    ----------

 Shares
----------
              MACHINERY -- 2.4%
   2,700      Deere & Company .......................      209,964       219,713
   3,800      Greenfield Industries, Inc. ...........       77,075       116,850
                                                        ----------    ----------
                                                           287,039       336,563
                                                        ----------    ----------
              MANUFACTURING -- 1.8%
   4,300      Eastman Kodak Company .................      232,101       254,775
                                                        ----------    ----------
              PHARMACEUTICALS -- 1.7%
   4,000      Biogen, Inc.* .........................      186,331       240,000
                                                        ----------    ----------
              RAW MATERIALS -- 2.8%
   4,400      Aluminum Company of America ...........      163,495       232,650
   2,300      E.I. du Pont de Nemours & Company .....      156,888       158,125
                                                        ----------    ----------
                                                           320,383       390,775
                                                        ----------    ----------
              REAL ESTATE INVESTMENT TRUSTS -- 4.6%
   6,300      Crescent Real Estate Equities, Inc. ...      195,732       193,725
   4,700      Duke Realty Investments ...............      137,485       146,287
   5,300      Highwoods Properties ..................      130,148       139,788
   2,600      Meditrust .............................       89,934        90,025
   4,500      Security Capital Pacific Trust ........       81,580        85,500
                                                        ----------    ----------
                                                           634,879       655,325
                                                        ----------    ----------
              RETAIL/SPECIALTY LINE -- 4.6%
   3,300      American Home Products ................      252,740       280,087
   8,800      Federated Department Stores ...........      193,352       249,700
   3,000      Tiffany & Co. .........................       97,137       125,625
                                                        ----------    ----------
                                                           543,229       655,412
                                                        ----------    ----------
              SHELTER -- 1.9%
   5,700      PPG Industries, Inc. ..................      216,612       265,050
                                                        ----------    ----------
              TECHNOLOGY -- 5.7%
   3,900      Boeing Co. ............................      172,430       266,175
   6,450      Computer Associates International,
                Inc. ................................      194,106       272,512
   1,400      International Business Machines
                Corporation .........................      127,966       132,125
   2,800      Sterling Software, Inc.* ..............       79,679       127,400
                                                        ----------    ----------
                                                           574,181       798,212
                                                        ----------    ----------
              TELECOMMUNICATIONS -- 2.1%
   4,400      AT&T Corp. ............................      220,901       289,300
                                                        ----------    ----------
              TRANSPORTATION -- 1.8%
   3,000      CSX Corporation .......................      227,156       252,375
                                                        ----------    ----------
              UTILITIES -- 3.8%
   7,100      GTE Corporation .......................      228,231       278,675
   6,000      Houston Industries Incorporated .......      227,856       264,750
                                                        ----------    ----------
                                                           456,087       543,425
                                                        ----------    ----------
              Total Common Stocks ...................    7,028,141     8,499,450
                                                        ----------    ----------

                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1995 (Continued)
================================================================================
                                                                         Market
                                                                         Value
Principal                                                   Cost       (Note 2a)
----------                                              ----------    ----------
              CORPORATE OBLIGATIONS -- 11.9%
              CAPITAL GOODS -- 0.9%
 125,000      Lockheed Martin Corp.,
                5.875%, 3/15/1998 ...................   $  123,039    $  123,975
                                                        ----------    ----------
              ENTERTAINMENT -- 1.3%
 175,000      Time Warner Inc., 7.45%, 2/01/1998 ....      172,701       178,063
                                                        ----------    ----------
              FINANCIAL SERVICES -- 1.6%
 225,000      General Motors Acceptance Corp.,
                7.125%, 6/01/1999 ...................      224,021       229,219
                                                        ----------    ----------
              FOREST PRODUCTS & PAPERS -- 0.8%
 100,000       Boise Cascade Corp., 9.45%,
                11/01/2009 ..........................      107,298       117,375
                                                        ----------    ----------
              HOTEL/RESTAURANT MANAGEMENT -- 0.5%
  75,000      Marriott International Inc.,
                7.125%, 6/01/2007 ...................       74,315        75,656
                                                        ----------    ----------
              INDUSTRIAL GOODS -- 3.0%
 175,000      American Home Products,
                7.90%, 2/15/2005 ....................      174,659       189,437
  50,000      Eaton Corporation, 8.90%,
                8/15/2006 ...........................       57,098        58,125
  64,000      General Motors Corporation,
                9.75%, 5/15/1999 ....................       65,478        65,440
 100,000      Texaco Capital Corp., 9.00%,
                11/15/1997 ..........................      105,124       105,625
                                                        ----------    ----------
                                                           402,359       418,627
                                                        ----------    ----------
              RETAIL STORES -- 0.8%
 100,000      Federated Department Stores,
                Inc., 10.00%, 2/15/2001 .............      108,811       108,800
                                                        ----------    ----------
              TECHNOLOGY -- 1.6%
 225,000      International Business Machines
                Corporation, 6.375%, 6/15/2000 ......      225,235       225,000
                                                        ----------    ----------
              TEXTILES -- 1.4%
 200,000      VF Corp., 6.625%, 3/15/2003 ...........      184,878       196,250
                                                        ----------    ----------
              Total Corporate Obligations ...........    1,622,657     1,672,965
                                                        ----------    ----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
 130,000      Federal National Mortgage
                Association, 7.20%, 7/25/2025 .......      131,716       132,028
 100,000      Tennessee Valley Authority --
                Global Bond, 6.375%, 6/15/2005 ......       99,354        99,625
                                                        ----------    ----------
              Total U.S. Government
                Agency Obligations ..................      231,070       231,653
                                                        ----------    ----------
              U.S. TREASURY OBLIGATIONS -- 18.7%
 125,000      Bonds, 8.75%, 5/15/2017 ...............      131,479       154,950
 220,000      Bonds, 7.625%, 2/15/2025 ..............      246,857       248,928
  85,000      Notes, 8.50%, 11/15/1995 ..............       85,216        85,276
 125,000      Notes, 7.875%, 2/15/1996 ..............      125,616       125,994
  95,000      Notes, 7.375%, 5/15/1996 ..............       95,963        95,957
 125,000      Notes, 6.875%, 2/28/1997 ..............      125,242       126,779
 405,000      Notes, 6.125%, 5/31/1997 ..............      406,911       406,636
 175,000      Notes, 7.25%, 2/15/1998 ...............      178,665       180,175
 345,000      Notes, 5.875%, 8/15/1998 ..............      343,907       344,745
 200,000      Notes, 7.125%, 2/29/2000 ..............      209,343       208,306
 200,000      Notes, 6.125%, 7/31/2000 ..............      198,063       200,724
  25,000      Notes, 6.25%, 2/15/2003 ...............       23,784        25,143
 125,000      Notes, 7.25%, 5/15/2004 ...............      122,979       133,400
 185,000      Notes, 7.50%, 2/15/2005 ...............      191,782       201,487
 100,000      Notes, 6.50%, 8/15/2005 ...............      102,526       102,414
                                                        ----------    ----------
              Total U.S. Treasury Obligations .......    2,588,333     2,640,914
                                                        ----------    ----------
              Total Investments -- 95.9%*** .........   11,961,161**  13,541,299
                                                        ----------    ----------
              Other assets less liabilities -- 4.1% .                    583,131
                                                                      ----------
              Net Assets -- 100.0% ..................                $14,124,430
                                                                     ===========

 * Non-Income producing security.
** The cost of securities for Federal income tax purposes is $11,997,842.
 + ADR -- American Depository Receipts.


                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Statement of Assets and Liabilities
September 30, 1995
================================================================================

                                                                                         Equity        Intermediate        Balanced
                                                                                          Fund          Bond Fund            Fund
                                                                                      -----------      -----------       -----------
ASSETS
Investments in securities at value (cost $12,792,394, $4,422,177 and
  $11,961,161, respectively) ...................................................      $14,948,736      $ 4,526,951       $13,541,299
Cash ...........................................................................           93,789          108,071           468,716
Receivable for investments sold ................................................          125,061             --              69,788
Dividends and interest receivable ..............................................           19,208           65,567            80,830
Unamortized organization expenses (Note 2f) ....................................             --              7,657             8,158
Receivable for fund shares sold ................................................             --               --              16,646
Prepaid Expenses ...............................................................              286              192               286
Receivable from Advisor (Note 3) ...............................................             --             33,495              --
                                                                                      -----------      -----------       -----------
    Total Assets ...............................................................       15,187,080        4,741,933        14,185,723
                                                                                      -----------      -----------       -----------
LIABILITIES
Payable for fund shares redeemed ...............................................             --               --               1,500
Payable for securities purchased ...............................................          134,400             --                --
Advisory fee payable (Note 3) ..................................................           36,169             --              19,878
Distribution expense payable (Note 3) ..........................................            3,210            1,020             7,500
Other accrued expenses .........................................................           42,221           11,626            32,415
                                                                                      -----------      -----------       -----------
    Total Liabilities ..........................................................          216,000           12,646            61,293
                                                                                      -----------      -----------       -----------
NET ASSETS .....................................................................      $14,971,080      $ 4,729,287       $14,124,430
                                                                                      ===========      ===========       ===========
Net Assets Consist of:
Capital Stock ..................................................................      $     2,270      $       474       $     1,670
Additional paid-in capital .....................................................       11,517,560        5,311,717        12,456,124
Accumulated undistributed (overdistributed) net investment income ..............           90,652              466               645
Accumulated undistributed realized gain (loss) on investments ..................        1,204,256         (688,144)           85,852
Unrealized appreciation on investments .........................................        2,156,342          104,774         1,580,139
                                                                                      -----------      -----------       -----------
Net Assets .....................................................................      $14,971,080      $ 4,729,287       $14,124,430
                                                                                      ===========      ===========       ===========
SHARES OF BENEFICIAL INTEREST
Retail Class:
Shares of beneficial interest outstanding ......................................        2,259,700          473,667           816,040
                                                                                      ===========      ===========       ===========
Net Asset Value and redemption price per share .................................      $      6.59      $      9.98       $      8.47
                                                                                      ===========      ===========       ===========
Service Class:
Shares of beneficial interest outstanding ......................................           10,434                            853,827
                                                                                      ===========                        ===========
Net Asset Value and redemption price per share .................................      $      6.57                        $      8.45
                                                                                      ===========                        ===========
Maximum offering price per share ($6.57/.96, $0,
  and $8.45/.96, respectively) .................................................      $      6.84                        $      8.80
                                                                                      ===========                        ===========

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Statement of Operations
For the year ended September 30, 1995
================================================================================

                                                         Equity      Intermediate     Balanced
                                                          Fund         Bond Fund        Fund
                                                       -----------    -----------    -----------
Investment Income:
  Iterest ..........................................   $    63,359    $   308,753    $   331,737
  Dividends ........................................       218,475           --          168,153
                                                       -----------    -----------    -----------
                                                           281,834        308,753        499,890
                                                       -----------    -----------    -----------

Expenses:
  Advisory (Note 3) ................................       118,524         28,016         97,048
  Audit & Tax ......................................        33,061         10,652         30,486
  Shareholder services .............................         9,026          4,782          9,148
  Legal ............................................        29,652         10,647         23,910
  Custody ..........................................        13,522          7,464         15,024
  Reports to shareholders ..........................         2,380          1,032          4,563
  Registration .....................................        20,688         24,699         20,140
  Insurance ........................................         1,338          1,302          1,994
  Trustee ..........................................         4,744          4,246          4,810
  Distribution -- Retail class (Note 3) ............        28,920         11,474         11,200
  Distribution -- Service class (Note 3) ...........           870             18         41,708
  Amortization of organizational expenses ..........          --            8,205          8,205
  Miscellaneous ....................................         9,364          2,947          4,867
                                                       -----------    -----------    -----------
    Total expenses before waivers ..................       272,089        115,484        273,103
    Less expenses waived/reimbursed by Adviser .....       (80,907)       (60,783)       (75,402)
                                                       -----------    -----------    -----------
    Net expenses ...................................       191,182         54,701        197,701
                                                       -----------    -----------    -----------
Net investment income ..............................        90,652        254,052        302,189
                                                       -----------    -----------    -----------

Realized gain (loss) on investments ................     1,225,125       (136,574)       765,282
Change in unrealized appreciation of investments ...     1,610,313        347,515      1,452,907
                                                       -----------    -----------    -----------
Net realized and unrealized gain on investments ....     2,835,438        210,941      2,218,189
                                                       -----------    -----------    -----------
Net increase in net assets resulting from operations   $ 2,926,090    $   464,993    $ 2,520,378
                                                       ===========    ===========    ===========


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Equity Fund
Statement of Changes in Net Assets
================================================================================

                                                                                    For the          For the
                                                                                   Year Ended      Year Ended
                                                                                  September 30,   September 30,
                                                                                      1995            1994
                                                                                  ------------    ------------
Operations:
      Net investment income ...................................................   $     90,652    $    116,142
      Net realized gain on investments ........................................      1,225,125         519,064
      Change in unrealized appreciation (depreciation) of investments .........      1,610,313        (107,269)
                                                                                  ------------    ------------
Net increase in net assets resulting from operations ..........................      2,926,090         527,937
                                                                                  ------------    ------------
Dividends to shareholders from net investment income:
      Retail Class ............................................................       (110,241)        (32,465)
      Service Class ...........................................................         (1,473)           --
                                                                                  ------------    ------------
                                                                                      (111,714)        (32,465)
                                                                                  ------------    ------------
Distributions to shareholders from realized gain on investments:
      Retail Class ............................................................       (364,338)     (2,412,598)
      Service Class ...........................................................         (6,782)           --
                                                                                  ------------    ------------
                                                                                      (371,120)     (2,412,598)
                                                                                  ------------    ------------
      Decrease in net assets resulting from distributions to shareholders .....       (482,834)     (2,445,063)
                                                                                  ------------    ------------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class ............................................................      4,912,943       4,320,365
      Service Class ...........................................................         56,081         269,787
                                                                                  ------------    ------------
                                                                                     4,969,024       4,590,152
                                                                                  ------------    ------------
Net asset value of shares issued to shareholders upon reinvestment of dividends and distributions:
      Retail Class ............................................................        464,553       2,438,705
      Service Class ...........................................................          8,255            --
                                                                                  ------------    ------------
                                                                                       472,808       2,438,705
                                                                                  ------------    ------------
Net asset value of shares redeemed:
      Retail Class ............................................................     (1,534,515)     (1,375,837)
      Service Class ...........................................................       (270,255)        (17,401)
                                                                                  ------------    ------------
                                                                                    (1,804,770)     (1,393,238)
                                                                                  ------------    ------------
      Net increase in net assets from capital share transactions ..............      3,637,062       5,635,619
                                                                                  ------------    ------------
Total increase in net assets ..................................................      6,080,318       3,718,493
Net Assets:
      Beginning of period .....................................................      8,890,762       5,172,269
                                                                                  ------------    ------------
      End of period (including undistributed net investment
         income of $90,652 and $111,714 respectively) .........................   $ 14,971,080    $  8,890,762
                                                                                  ============    ============

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Intermediate Bond Fund
Statement of Changes in Net Assets
================================================================================

                                                                                    For the        For the
                                                                                  Year Ended      Year Ended
                                                                                 September 30,   September 30,
                                                                                      1995           1994
                                                                                  -----------    -----------
Operations:
      Net investment income ...................................................   $   254,052    $   356,644
      Net realized (loss) on investments ......................................      (136,574)      (532,374)
      Change in unrealized appreciation (depreciation) of investments .........       347,515       (332,892)
                                                                                  -----------    -----------
Net increase (decrease) in net assets resulting from operations ...............       464,993       (508,622)
                                                                                  -----------    -----------
Dividends to shareholders from net investment income:
      Retail Class ............................................................      (253,798)      (349,029)
      Service Class ...........................................................          (254)        (7,615)
                                                                                  -----------    -----------
                                                                                     (254,052)      (356,644)
                                                                                  -----------    -----------
Distributions to shareholders from realized gain on investments:
      Retail Class ............................................................          --         (163,537)
      Service Class ...........................................................          --             --
                                                                                  -----------    -----------
                                                                                         --         (163,537)
                                                                                  -----------    -----------
      Decrease in net assets resulting from distributions to shareholders .....      (254,052)      (520,181)
                                                                                  -----------    -----------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class ............................................................     1,686,246      7,971,868
      Service Class ...........................................................            77        729,043
                                                                                  -----------    -----------
                                                                                    1,686,323      8,700,911
                                                                                  -----------    -----------
Net asset value of shares issued to shareholders upon reinvestment of dividends and distributions:
      Retail Class ............................................................       213,072        487,747
      Service Class ...........................................................           254          7,403
                                                                                  -----------    -----------
                                                                                      213,326        495,150
                                                                                  -----------    -----------
Net asset value of shares redeemed:
      Retail Class ............................................................    (4,720,785)    (2,982,953)
      Service Class ...........................................................       (75,949)      (618,108)
                                                                                  -----------    -----------
                                                                                   (4,796,734)    (3,601,061)
                                                                                  -----------    -----------
      Net increase (decrease) in net assets from capital share transactions ...    (2,897,085)     5,595,000
                                                                                  -----------    -----------
Total increase (decrease) in net assets .......................................    (2,686,144)     4,566,197
Net Assets:
      Beginning of period .....................................................     7,415,431      2,849,234
                                                                                  -----------    -----------
      End of period (including undistributed net investment
         income of $0 and $0, respectively) ...................................   $ 4,729,287    $ 7,415,431
                                                                                  ===========    ===========

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Balanced Fund
Statement of Changes in Net Assets
================================================================================

                                                                                  For the         For the
                                                                                 Year Ended      Year Ended
                                                                                September 30,   September 30,
                                                                                    1995            1994
                                                                                ------------    ------------
Operations:
      Net investment income .................................................   $    302,189    $    275,297
      Net realized gain (loss) on investments ...............................        765,282        (643,681)
      Change in unrealized appreciation (depreciation) of investments .......      1,452,907          13,458
                                                                                ------------    ------------
Net increase (decrease) in net assets resulting from operations .............      2,520,378        (354,926)
                                                                                ------------    ------------
Dividends to shareholders from net investment income:
      Retail Class ..........................................................       (127,208)        (48,360)
      Service Class .........................................................       (174,988)       (235,016)
                                                                                ------------    ------------
                                                                                    (302,196)       (283,376)
                                                                                ------------    ------------
Distributions to shareholders from realized gain on investments:
      Retail Class ..........................................................           --          (524,957)
      Service Class .........................................................           --           (41,570)
                                                                                ------------    ------------
                                                                                        --          (566,527)
                                                                                ------------    ------------
      Decrease in net assets resulting from distributions to shareholders ...       (302,196)       (849,903)
                                                                                ------------    ------------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class ..........................................................      3,974,656       4,658,518
      Service Class .........................................................        382,695      20,169,013
                                                                                ------------    ------------
                                                                                   4,357,351      24,827,531
                                                                                ------------    ------------
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions:
      Retail Class ..........................................................        117,015         543,496
      Service Class .........................................................        157,008         217,908
                                                                                ------------    ------------
                                                                                     274,023         761,404
                                                                                ------------    ------------
Net asset value of shares redeemed:
      Retail Class ..........................................................     (1,156,706)     (3,245,272)
      Service Class .........................................................     (5,459,031)     (8,945,043)
                                                                                ------------    ------------
                                                                                  (6,615,737)    (12,190,315)
                                                                                ------------    ------------
Net  increase (decrease) in net assets from capital share transactions ......     (1,984,363)     13,398,620
                                                                                ------------    ------------
Total increase in net assets ................................................        233,819      12,193,791
Net Assets:
      Beginning of period ...................................................     13,890,611       1,696,820
                                                                                ------------    ------------
      End of period (including undistributed net investment
         income of $645 and $0, respectively) ...............................   $ 14,124,430    $ 13,890,611
                                                                                ============    ============


                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Notes to Financial Statements
================================================================================

     Note 1 -- Description. The Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: Westwood Equity Fund, Westwood Intermediate Bond Fund, Westwood Balanced Fund (collectively, the "Funds") and Westwood Cash Management Fund, each with two (2) classes of shares known as the Service Class and the Retail Class (formerly the "Institutional Class"). Westwood Cash Management Fund has not commenced operations as of September 30, 1995. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class with the exception of the Cash Management Fund. Effective November 8, 1994, all shares in the Service Class of Intermediate Bond Fund were redeemed. No such shares were outstanding at September 30, 1995, although such shares are available for sale.

     Note 2 -- Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Funds.

     (a) Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there are no trades, at the current bid price as of 4:15 p.m. eastern time.
     Over-the-counter securities, or securities for which there were no transactions, are valued at the bid price. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

     (b) Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily.

     (c) Distributions to shareholders. Dividends from net investment income are declared and paid annually for the Equity Fund and quarterly for the Balanced Fund. The Intermediate Bond Fund declares dividends of such income daily and pays those dividends monthly. Distributions of net realized gains are normally declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment; temporary differences do not require a reclassification.

     (d) Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

     (e) Organizational expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds, which were purchased by Furman Selz, are redeemed, the appropriate Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

THE WESTWOOD FUNDS
Notes to Financial Statements (Continued)
================================================================================

     (f) Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the Class incurring the expense.

     Note 3 -- Investment Advisory, Administrative and Other Transactions with Affiliates. Pursuant to an agreement with Westwood Management Corp. ("Westwood"), the adviser to the Funds from their inception through October 6, 1994, Westwood and Gabelli Funds, Inc. ("Gabelli") have formed a new limited liability company, Teton Advisers LLC (the "Adviser") which has entered into a new advisory agreement with the Trust and a sub-advisory agreement with Westwood and the Trust whereby Westwood (the "Sub-Adviser") serves as sub-adviser to the Funds. The Investment Advisory Agreement was approved by the Fund's shareholders on September 30, 1994 and was effective October 6, 1994. The Adviser oversees the administration of each Fund's business affairs and in this connection is responsible for maintaining certain of the Funds' books and records and providing other administrative services.

     As compensation for its services and related expenses, the Trust pays the Adviser a fee computed daily and payable monthly in an amount equal on an annualized basis to 1.0% for the Equity Fund, .60% for the Intermediate Bond Fund and .75% for the Balanced Fund of each Fund's daily average net asset value. For the year ended September 30, 1995, the adviser was entitled to fees of $117,075, $27,288, $95,280, for the Equity, Intermediate Bond and Balanced Funds, respectively. For the year ended September 30, 1995, the adviser waived fees of $80,907, $27,288, $75,402, respectively. Additionally, the Adviser has voluntarily agreed to reimburse the Funds in the event the Funds' expenses exceed certain prescribed limits. The Adviser will reimburse the Funds in the amount of $0, $33,495 and $0, for the Equity, Intermediate Bond and Balanced Funds, respectively. For the period October 1 through October 6, 1994 Westwood Management Corp. was entitled to advisory fees of $1,448, $728 and $1,768 for the Westwood Equity, Intermediate Bond and Balanced Fund respectively.

     Gabelli & Company, an indirect subsidiary of Gabelli Funds, Inc. serves as distributor of the Funds. On September 30, 1994 the Funds' shareholders approved a Plan of Distribution (the "Plan") for the Retail Class of shares pursuant to Rule 12b-1. The Plan authorizes payment by the Funds in connection with the distribution of its Retail Class shares at an annual rate of up to .25% of the average daily net assets. For the year ended September 30, 1995, the Fund incurred distribution expenses in the amounts of $28,920, $11,474, $11,200 for the Retail Class of the Equity, Intermediate Bond and Balanced Funds, respectively. Under the Distribution Plan and Agreement (the "Plan") for the Service Class, each Fund may reimburse Gabelli & Company on a monthly basis for cost and expenses in connection with the distribution and marketing of Service Class shares. This distribution expense is subject to a maximum limit of 0.35% per annum of the average daily net assets of the Service Class of the Intermediate Bond Fund and 0.50% per annum of the Service Class of the Equity and Balanced Funds. The Funds, with respect to the Service Class, incurred distribution costs and expenses of $870 in the Equity Fund, $18 in the Intermediate Bond Fund and $41,708 in the Balanced Fund, for the year ended September 30, 1995. Subject to Board of Trustees approval, distribution expenses incurred by Gabelli & Company, Inc., totalling $17,502 for the Equity Fund, $19,108 for the Intermediate Bond Fund and $178,675 for the Balanced Fund, which are in excess of the Retail Class .25% limitation may be recovered from the Funds in future periods.

THE WESTWOOD FUNDS
Notes to Financial Statements (Continued)
================================================================================

   Note 4 -- Securities Transactions.

     (a) Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended September 30, 1995 were as follows:


                                                   Common Stocks & Bonds                U.S. Government Obligations
                                               -----------------------------           ----------------------------
                                                Purchases           Sales                Purchases         Sales
                                               -----------       -----------           -----------      -----------
Equity Fund ................................   $12,844,966       $10,110,527           $   473,292      $ 1,477,462
Intermediate Bond Fund .....................     1,672,791         3,373,021             5,060,455        6,465,353
Balanced Fund ..............................    10,316,311        14,077,198             5,981,954        5,642,511

     (b)  Federal  income  tax  basis.   Gross   unrealized   appreciation   and
depreciation on investment securities at September 30, 1995 based on cost for Federal income tax purposes, is as follows:


                                                               Gross                Gross                Net
                                                             Unrealized           Unrealized          Unrealized
                                                            Appreciation         Depreciation        Appreciation
                                                            ------------         ------------        ------------
Equity Fund ................................                 $2,152,418            $      0           $2,152,418
Intermediate Bond Fund .....................                    108,607             (10,060)              98,547
Balanced Fund ..............................                  1,553,505             (10,048)           1,543,457

     Note 5 -- Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                       Year Ended September 30, 1995             Year Ended September 30, 1994
                                                  --------------------------------------    --------------------------------------
                                                    Equity     Intermediate     Balanced      Equity     Intermediate     Balanced
                                                     Fund        Bond Fund        Fund         Fund        Bond Fund        Fund
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Retail Class
Shares sold ...................................      858,260       175,874       521,381       777,702       753,551       594,288
Shares issued in reinvestment of net investment
  income and capital gain distributions .......       89,682        22,119        15,004       457,543        48,494        75,519
Shares redeemed ...............................     (257,845)     (498,753)     (152,905)     (187,357)     (293,176)     (382,633)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in shares .............      690,097      (300,760)      383,480     1,047,888       508,869       287,174
                                                  ==========    ==========    ==========    ==========    ==========    ==========
Service Class
Shares sold ...................................       10,462             8        52,541        49,454        69,637     2,742,593
Shares issued in reinvestment of net investment
  income and capital gain distributions .......        1,596            27        20,705             0           747        30,908
Shares redeemed ...............................      (47,926)       (8,102)     (742,089)       (3,153)      (62,317)   (1,261,255)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in shares .............      (35,868)       (8,067)     (668,843)       46,301         8,067     1,512,246
                                                  ==========    ==========    ==========    ==========    ==========    ==========

     Note 6 -- Federal Income Tax Carryforwards. Capital losses incurred after October 31, 1994 within the year ended September 30, 1995 are deemed to arise on the first business day of the following fiscal year. The Westwood Intermediate Bond Fund incurred and will elect to defer post October capital losses of approximately $60,000.

     At September 30, 1995, Westwood Intermediate Bond Fund had capital loss carryovers of approximately $621,000, which will be available through September 2003 to offset future capital gains as provided by the Federal Income Tax regulations. To the extent that these carryover losses are used to offset future capital gains, the gains so offset would not be distributed to shareholders.

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each period(a)
================================================================================

                                                                                   Equity Fund
                                             ---------------------------------------------------------------------------------------
                                                 Year Ended            Year Ended
                                             September 30, 1995    September 30, 1994             Year Ended September 30,
                                             ------------------    ------------------     ------------------------------------------
                                                                                           1993        1992       1991       1990
                                             Retail     Service     Retail    Service     ------     -------     ------     -------
                                             Class       Class      Class      Class*                   Retail Class
                                            -------     ------     ------     ------      ------------------------------------------
Net Asset Value, Beginning of Period ...... $  5.50     $ 5.48     $ 9.91     $ 5.53      $14.19     $ 14.23     $ 12.62    $ 15.11
                                            -------     ------     ------     ------      ------     -------     -------    -------
Income from Investment Operations:
  Net investment income ...................    0.04       0.04       0.10       0.06        0.05        0.27        0.46       0.53
  Net realized and unrealized gain (loss)
    on investments ........................    1.31       1.29       0.64      (0.11)       2.12        0.34        1.92      (2.04)
                                            -------     ------     ------     ------      ------     -------     -------    -------
  Total from Investment Operations ........    1.35       1.33       0.74      (0.05)       2.17        0.61        2.38      (1.51)
                                            -------     ------     ------     ------      ------     -------     -------    -------
Less Distributions:
  Dividends from net investment income ....   (0.06)     (0.04)     (0.07)      --         (0.55)      (0.51)      (0.61)     (0.56)
  Distributions from net realized
    capital gains .........................   (0.20)     (0.20)     (5.08)      --         (5.90)      (0.14)      (0.16)     (0.42)
                                            -------     ------     ------     ------      ------     -------     -------    -------
  Total Distributions .....................   (0.26)     (0.24)     (5.15)      --         (6.45)      (0.65)      (0.77)     (0.98)
                                            -------     ------     ------     ------      ------     -------     -------    -------
Net Asset Value, End of Period ............ $  6.59     $ 6.57     $ 5.50     $ 5.48      $ 9.91     $ 14.19     $ 14.23    $ 12.62
                                            =======     ======     ======     ======      ======     =======     =======    =======
Total Return (not reflecting sales load) ..   25.85%     25.54%      9.14%     (0.90)%     20.16%       4.16%      19.61%     10.59%
Net Assets End of Period (in thousands) ... $14,903     $   68     $8,637     $  254      $5,172     $13,161     $52,884    $51,754

Ratios to average net assets of:
  Net Investment Income ...................    0.77%      0.64%      1.63%      1.64%**     0.40%       1.85%       3.06%      3.74%
  Expenses net of waivers/reimbursements+ .    1.61%      1.85%      0.71%      1.04%**     1.95%       1.40%       1.29%      1.26%
  Expenses before waivers/reimbursements+ .    2.29%      2.63%      1.94%      2.29%**     2.32%       1.54%       1.29%      1.26%
  Portfolio Turnover Rate .................     107%       107%       137%       137%        102%         75%        143%       127%


                                                                          Intermediate Bond Fund
                                                -----------------------------------------------------------------------------
                                                Year Ended September 30,  Year Ended September 30,   Year Ended September 30,
                                                ------------------------  ------------------------   ------------------------
                                                         1995                     1994                  1993          1992
                                                   ------------------      -------------------         ------        ------
                                                   Retail    Service       Retail      Service
                                                   Class     Class(b)      Class        Class*              Retail Class
                                                   -----     --------      ------      -------         --------------------
Net Asset Value, Beginning of Period ..........    $9.48      $9.48        $10.73      $10.51          $10.65        $10.00
                                                   -----      -----        ------      ------          ------        ------
Income from Investment Operations:
  Net investment income .......................     0.52       0.05          0.48        0.41            0.39          0.51
  Net realized and unrealized gain
    (loss) on investments .....................     0.50      (0.14)        (1.04)      (1.03)           0.62          0.65
                                                   -----      -----        ------      ------          ------        ------
  Total from Investment Operations ............     1.02      (0.09)        (0.56)      (0.62)           1.01          1.16
                                                   -----      -----        ------      ------          ------        ------
Less Distributions:
  Dividends from net investment income ........    (0.52)     (0.05)        (0.48)      (0.41)          (0.39)        (0.51)
  Distributions from net realized
     capital gains ............................      --         --          (0.21)        --            (0.54)           --
                                                   -----      -----        ------      ------          ------        ------
  Total Distributions .........................    (0.52)     (0.05)        (0.69)      (0.41)          (0.93)        (0.51)
                                                   -----      -----        ------      ------          ------        ------
Net Asset Value, End of Period ................    $9.98      $9.34        $ 9.48      $ 9.48          $10.73        $10.65
                                                   =====      =====        ======      ======          ======        ======
Total Return (not reflecting sales load) ......    11.13%     (0.95)%       (5.46)%     (6.81)%         10.24%        11.87%
Net Assets End of Period (in thousands) .......   $4,729         $0         $7,339        $76          $2,849        $3,153

Ratios to Average Net Assets of:
  Net Investment Income .......................     5.38%      4.85%         4.86%       6.05%**         3.74%         5.25%
  Expenses net of waivers/reimbursements+ .....     1.17%      1.45%         0.92%       1.34%**         2.40%         1.94%
  Expenses before waivers/reimbursements+ .....     2.47%      4.07%         1.75%       2.37%**         3.46%         3.40%
  Portfolio Turnover Rate .....................      165%        70%          203%        203%            222%          198%

-----------
(a) Per share based on the average number of shares outstanding during the period.
(b) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since that date. Accordingly, the NAV per share of $9.34 represents the net asset value on November 8, 1994.
 *  Prior to January 31, 1994, no shares of the Service Class were issued.
**  Annualized.
 +  See footnote on page B-41.

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each period(a)
================================================================================

                                                                                       Balanced Fund
                                                  ----------------------------------------------------------------------------------
                                                      Year Ended             Year Ended              Year Ended          Year Ended
                                                     September 30,          September 30,           September 30,      September 30,
                                                         1995                   1994                     1993               1992
                                                  ------------------     -------------------      ------------------       --------
                                                  Retail     Service     Retail      Service      Retail     Service       Retail
                                                  Class       Class      Class        Class*      Class       Class*        Class
                                                  ------     -------     ------      -------      ------     -------       -------
Net Asset Value, Beginning of Period ..........   $7.12       $7.10      $10.89       $10.88      $10.45      $10.24        $10.00
                                                  -----       -----      ------       ------      ------      ------        ------
Income from Investment Operations:
      Net investment income ...................    0.19        0.17        0.12         0.15        0.20        0.19          0.31
      Net realized and unrealized gain
         on investments                            1.35        1.35        0.42         0.36        1.44        0.52          0.49
                                                  -----       -----      ------       ------      ------      ------        ------
      Total from Investment Operations ........    1.54        1.52        0.54         0.51        1.64        0.71          0.80
                                                  -----       -----      ------       ------      ------      ------        ------
Less Distributions:

      Dividends from net investment income ....   (0.19)      (0.17)      (0.13)       (0.11)      (0.24)      (0.07)        (0.31)
      Distributions from net realized
        capital gains .........................     --          --        (4.18)       (4.18)      (0.96)        --          (0.04)
                                                  -----       -----      ------       ------      ------      ------        ------
      Total Distributions .....................   (0.19)      (0.17)      (4.31)       (4.29)      (1.20)      (0.07)        (0.35)
                                                  -----       -----      ------       ------      ------      ------        ------
Net Asset Value, End of Period ................   $8.47       $8.45      $ 7.12       $ 7.10      $10.89      $10.88        $10.45
                                                  =====       =====      ======       ======      ======      ======        ======
Total Return (not reflecting sales load) ......   21.98%      21.67%       5.30%        4.67%      17.60%       6.96%         7.32%
Net Assets End of Period (in thousands) .......  $6,912      $7,212      $3,081      $10,810      $1,583        $114        $3,716

Ratios to average net assets of:
      Net Investment Income ...................    2.47%       2.26%       1.55%        2.15%       1.90%       1.76%**       3.13%
      Expenses net of waivers/reimbursements+..    1.35%       1.62%       1.68%        1.17%       1.82%       2.07%         1.44%
      Expenses before waivers/reimbursements+..    1.86%       2.24%       2.36%        2.11%       2.97%       3.14%**       2.38%
      Portfolio Turnover Rate .................     133%        133%        168%         168%        192%        192%          178%

-----------
(a) Per share based on the average number of shares outstanding during the period.
 *  Prior to April 6, 1993, no shares of the Service Class were issued.
**  Annualized.
 + Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% and 1.72% for Equity Retail and Service Class, respectively, net of waivers and 2.16% and 2.38% for Equity Retail and Service Class before waivers. For Intermediate Bond Fund: 1.00% and 1.41% net of waivers for the Retail and Service Class, respectively, and 2.18% and 4.23% before waivers for the Retail and Service Class, respectively. For the Balanced Fund: expenses net of waivers would be 1.25% and 1.50% for the Retail and Service Class, respectively, and 1.85% and 2.11% before waivers for the Retail and Service Class, respectively.


                 See accompanying notes to financial statements

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Westwood Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios present fairly, in all material respects, the financial position of Westwood Equity Fund, Westwood Intermediate Bond Fund and Westwood Balanced Fund (constituting The Westwood Funds, hereafter referred to as the "Fund") at September 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 10, 1995

THE WESTWOOD FUNDS

     1995 Federal Tax Status of Dividends (unaudited)

     This information is presented to you to meet regulatory requirements and no current action on your part is needed.

Westwood Equity Fund

31.3% of the income distributed qualifies for the Corporate Dividends Received Deduction. 21.2% of the distributions were derived from United States Treasury Obligations.

     Retail Class

     Of the $0.26 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.06 was derived from net investment income, $0.13 from short-term capital gains and $0.07 from long-term capital gains.

     Service Class

     Of the $0.24 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.04 was derived from net investment income, $0.13 from short-term capital gains and $0.07 from long-term capital gains.

Westwood Intermediate Bond Fund

58.2% was derived from United States Treasury Obligations. Many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Westwood Intermediate Bond Fund met this requirement for fiscal 1995.

     Retail Class

     Of the $0.52 per share dividend paid to you in cash or reinvested in your account for the fiscal year ended September 30, 1995, $0.52 was derived from net investment income, $0 from short-term capital gains, $0 from long-term capital gains.

     Service Class

     Of the $0.05 per share dividend paid to you in cash or reinvested in your account for the fiscal year ended September 30, 1995, $0.05 was derived from net investment income, $0 from short-term capital gains, $0 from long-term capital gains.

Westwood Balanced Fund

54.6% of the income distributed qualifies for the Corporate Dividends Received Deduction. 36.7% of the distributions were derived from United States Treasury Obligations.

     Retail Class

     Of the $0.19 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.19 was derived from net investment income, $0 from short-term capital gains and $0 from long-term capital gains.

     Service Class

     Of the $0.17 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1995, $0.17 was derived from net investment income, $0 from short-term capital gains and $0 from long-term capital gains.

                               The Westwood Funds
                               ==================

                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND
                                   (unaudited)




                      Westwood Funds -- Retail Class Shares
                      -------------------------------------
                Average Annual Returns -- September 30, 1995 (a)

                               Calendar
                               --------                        Life   Inception
                                 3Q       1 yr      5 yr     of Fund    Date
                                 ---      ----      ----     -------  ---------
Equity .....................     8.4%     25.9%     15.5%      12.6%    1/02/87
Intermediate Bond ..........     1.8      11.1       --         6.7    10/01/91
Balanced ...................     6.6      22.0       --        12.8    10/01/91



                     Westwood Funds -- Service Class Shares
                     --------------------------------------
               Average Annual Returns -- September 30, 1995 (a)(b)

                                       1 yr      Life of Fund    Inception Date
                                       ----      ------------    --------------
Equity .............................   19.6%         11.0%          1/28/94
Intermediate Bond ..................    N/A         (11.4)(c)       1/31/94
Balanced ...........................   16.7          11.4           4/06/93



(a) Average annual and total returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, the returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed that may be worth more or less than their original cost.
(b) Adjusted for the maximum 4.0% sales charge.
(c) Service class shares were outstanding only for the period from January 31, 1994 through November 8, 1994 (not annualized).

                               THE WESTWOOD FUNDS
                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements:

    Included in Part A:

          WESTWOOD EQUITY FUND


          Financial Highlights from January 2, 1987 (commencement of operations) to September 30, 1987 and for each of the eight years in the period ended September 30, 1995.


          WESTWOOD INTERMEDIATE BOND FUND
          AND WESTWOOD BALANCED FUND


          Financial Highlights for each of the four years in the period ended September 30, 1995.


     Included in Part B:

          WESTWOOD EQUITY FUND


          Portfolio of Investments -- September 30, 1995.

          Statement of Assets and Liabilities -- September 30, 1995.

          Statement of Operations -- year ended September 30, 1995.

          Statement of Changes in Net Assets-- for the years ended September 30, 1993, September 30, 1994 and September 30, 1995.


          Notes to Financial Statements.

          Selected Per Share Data and Ratios.


          Report of Independent Accountants dated November 10, 1995.


          WESTWOOD INTERMEDIATE BOND FUND
          AND WESTWOOD BALANCED FUND


          Portfolio of Investments -- September 30, 1995.

          Statement of Assets and Liabilities -- September 30, 1995.

          Statement of Operations -- year ended September 30, 1995.

          Statement of Changes in Net Assets -- years ended September 30, 1993, September 30, 1994 and September 30, 1995.


          Notes to Financial Statements.

          Selected Per Share Data and Ratios.


          Report of Independent Accountants dated November 10, 1995.


     Included in Part C:

               None

(b) Exhibits:

(1) Registrant's Declaration of Trust and Amendments thereto are incorporated by reference to Exhibit 1 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1986.

(2) Registrant's By-Laws are incorporated by reference to Exhibit 2 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1986.

(3)      None.

(4) The specimen copy of a share certificate is incorporated by reference to Exhibit 4 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1986.

(5)(a) The Investment Advisory Agreement for the Equity Fund is incorporated by reference to Exhibit 5(a) of Pre-Effective Amendment No. 1 to the

         Registration Statement on Form N-1A, filed on December 22, 1986.

(5)(b) The Master Investment Advisory Agreement for the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on December 4, 1991.


(5)(c) The former Administration Agreement with The Dreyfus Corporation for the Equity Fund is incorporated by reference to Exhibit 5(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1986.


(5)(d) The Administration Contract with Furman Selz for the Equity Fund is incorporated by reference to Exhibit 5(d) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 19, 1991.

(5)(e) The Master Administrative Services Contract with Furman Selz for the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund is incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 19, 1991.


(5)(f) Investment Advisory Agreement among Teton Advisers, LLC and the Equity Fund, Cash Management Fund, Intermediate Bond Fund, and Balanced Fund, dated October 6, 1994.

(5)(g) The Investment Sub-Advisory Agreement between Teton Advisers, LLC and Westwood Management Corporation for the Equity Fund, Cash Management Fund, Intermediate Bond Fund, and Balanced Fund, dated October 6, 1994 [incorporated by reference to Exhibit 6(d) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on January 31, 1995.]


(6)(a) The former Distribution Agreement with The Dreyfus Corporation for the Equity Fund is incorporated by reference to Exhibit 6 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1986.

(6)(b) Distribution Contract with Furman Selz for the Equity Fund is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 19, 1991.

(6)(c) The Master Distribution Contract with Furman Selz for the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund is incorporated by reference to Exhibit 6(c) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 19, 1991.


(6)(d) The Distribution Agreement between Gabelli & Company, Inc. and The Westwood Funds dated October 6, 1994.*


(7)      None.

(8)(a) The Amended and Restated Custody Agreement dated August 18, 1989 is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on January 29, 1990.

(8)(b)   The Services Agreement with Furman Selz is incorporated by reference to
         Exhibit 8(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 19, 1991.

(9)      None.

(10)(a)  Opinion of Stroock & Stroock & Lavan is incorporated by reference to
         Exhibit 10 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1986.

(10)(b)  Consent of Baker & McKenzie, Trust Counsel.*


(11)     Consent of Price Waterhouse LLP, Independent Accountants.*


(12)     None.

(13)     None.

(14)     None.

(15) Rule 12b-1 Distribution Plan and Agreement, and Dealer and Selling Group Agreement is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on December 4, 1991.

----------
*  Filed herewith as an Exhibit.

(15)(a) Rule 12b-1 Distribution Plan and Agreement for The Westwood Funds (Retail Class) dated October 6, 1994.

(15)(b) Rule 12b-1 Distribution Plan and Agreement for The Westwood Funds (Service Class) incorporated by reference to Exhibit (15)(b) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on January 31, 1995.


(16)     Schedule for Computation of Performance Quotations.*

Other Exhibits.

(16)(a) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on January 29, 1990 (following the signature page).

(16)(b) Certificate of Secretary is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on January 29, 1990.

(16)(c) Power of Attorney dated as of July 15, 1991 is incorporated by reference to Exhibit 16(c) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 19, 1991.

(16)(d) Power of Attorney dated as of November 27, 1991 is incorporated by reference to Exhibit 16(d) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on December 4, 1991.

(16)(e) Report of Independent Accountants concerning the operation and control objectives and procedures relating to the calculation of the Funds' net asset values and dividends and distributions under the multi-class system.


(16)(f) Power of Attorney dated as of November 15, 1994 incorporated by reference to Exhibit 16(f) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on January 31, 1995.

(18)     Rule 18f-3 Plan


Item 25.  Persons Controlled by or Under Common Control with Registrant

Not Applicable.

Item 26.  Number of Holders of Securities

         (1)                                                                                        (2)
                                                                                             Number of Record
         Title of Class                                                               Holders as of January 15, 1995


         Shares of beneficial interest, par value $.001 per share


         Westwood Equity Fund                                                                        694
         Westwood Cash Management Fund                                                                 0
         Westwood Intermediate Bond Fund                                                             412
         Westwood Balanced Fund                                                                    1,113


Item 27.  Indemnification

          The statement as to the general effect of any contract, arrangements or statute under which a trustee, officer, underwriter or affiliated person of the Registrant is indemnified is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1986.

Item 28.  Business and Other Connections of the Investment Adviser

          Teton Advisers LLC (the "Adviser"), a subsidiary of Gabelli Funds, Inc., serves as the Funds' investment adviser. The Adviser is a Texas limited liability company and has no history of operation. The Adviser was formed in 1994.

          Westwood Management Corp. (the "Sub-Adviser") serves as the Fund's investment adviser. The Sub-Adviser is a registered investment adviser managing in excess of $700 million in separate accounts, primarily corporate pension funds. The Sub-Adviser was formed in 1983.

----------
*  Filed herewith as an Exhibit.

Officers and Directors of Investment Adviser

Name and Position
with Investment Adviser                                                Other Businesses:

Bruce N. Alpert                                                        None
President and Manager


James E. McKee                                                         None
Secretary


Terri Ellenzweig                                                       None
Vice President

Erwin I. Mevorah                                                       None
Vice President and Treasurer

Joseph R. Rindler                                                      None
Manager

John D. Gabelli                                                        General Partner:
Manager                                                                  John Gabelli, Inc.
                                                                         New York, New York

Officers and Directors of Investment Sub-Adviser

Name and Position
with Investment Sub-Adviser                                            Other Businesses:

Susan M. Byrne                                                         Director:
Director, President and Treasurer                                        Southwest Securities Group
                                                                         1201 Elm Street, #4300
                                                                         Dallas, TX

Patricia Rice Fraze                                                    None
Senior Vice President


Lynda Jean Calkin                                                      None
Senior Vice President


Robert Buchholz                                                        President and Chief Executive Officer:
Director                                                                 Southwest Securities Group
                                                                         1201 Elm Street, #4300
                                                                         Dallas, TX
                                                                       Director:
                                                                         Trust Co. of Texas
                                                                         Preston Road, Dallas, TX

Raymond E. Woolridge                                                   Chief Executive Officer:
Director                                                                 Southwest Securities Group
                                                                         1201 Elm Street, #4300
                                                                         Dallas, TX
                                                                       Director:
                                                                         Trust Co. of Texas
                                                                       Director:
                                                                         Brokers Transactions Services
                                                                         Preston Road, Dallas, TX

Item 29.  Principal Underwriter

     (a) Gabelli & Company, Inc. or its affiliate is Distributor for the Registrant, Gabelli Equity Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Global Multimedia Trust, Inc., Gabelli Global Series Funds, Inc., Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Series Funds, Inc., Gabelli Capital Asset Fund, Westwood Equity Fund, Westwood Intermediate Bond Fund, Westwood Balanced Fund, and Westwood Cash Management Fund.

     (b)  Officers and Trustees

Name and Principal                       Positions and Offices                                Positions and Offices
Business Address*                        with Distributor                                     with Registrant


CHARLES C. BAUM                          Director                                             None
STEPHEN G. BONDI                         Vice President -- Finance                            None
JAMES E. MCKEE                           Vice President, Secretary and                        None
                                           General Counsel

JOSEPH J. FRAZZITA                       Director and Vice President -- Finance               None
                                           and CFO
JAMES G. WEBSTER, III                    Director                                             None

Item 30.  Location of Accounts and Records

     1.   The Bank of New York
          110 Washington Street
          New York, New York 10266

     2.   Gabelli & Company, Inc.
          One Corporate Center
          Rye, New York 10580


     3.   Furman Selz LLC
          230 Park Avenue
          New York, New York 10169


     4.   State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

None.

----------
*  All addresses are One Corporate Center, Rye, New York  10580

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of January 1996.


                                   THE WESTWOOD FUNDS

                                   BY:   * Susan M. Byrne
                                      ------------------------------------------
                                   Susan M. Byrne,
                                   President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                          Title                       Date

* Susan M. Byrne
--------------------------    Trustee, President and
Susan M. Byrne                Principal Executive Officer       January 30, 1996


* John J. Pileggi
--------------------------    Treasurer (Chief Financial
John J. Pileggi               and Accounting Officer)           January 30, 1996


* Anthony J. Colavita         Trustee                           January 30, 1996
--------------------------
Anthony J. Colavita

* James P. Conn               Trustee                           January 30, 1996
--------------------------
James P. Conn

* Werner Roeder, M.D.         Trustee                           January 30, 1996
--------------------------
Werner Roeder, M.D.

By
  ------------------------
    John J. Pileggi
    Attorney-in-Fact

----------
* Pursuant to Power of Attorney filed as Exhibit 16(f) to this Post-Effective Amendment No. 12 to Registration Statement on Form N-1A.

                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the use in the Statement of Additional Information constituting part of this Post-Effective Amendment No. 13 to the registration statement on Form N-1A (the "Registration Statement") of our report dated November 10, 1995, relating to the financial statements and financial highlights of The Westwood Funds, which appears in such Statement of Additional Information, and to the incorporation by reference of our report into the Prospectus which constitutes part of this Registration Statement. We also consent to the references to us under the headings "Custodian, Transfer and Dividend Disbursing Agent, Counsel and Independent Accountants" and "Financial Statements" in such Statement of Additional Information and to the references to us under the headings "Financial Highlights" and "Independent Accountants" in such Prospectus.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 26, 1996